UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2018

SAI-COR-QTLY-0418
1.902944.108

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.3%
Aptiv PLC	354,037	$32,334,199
BorgWarner, Inc.	177,100	8,692,068
Cooper Tire & Rubber Co.	55,800	1,749,330
Delphi Technologies PLC	257,967	12,317,924
Gentex Corp.	41,200	935,652
Lear Corp.	55,705	10,392,882
Magna International, Inc. Class A (sub. vtg.)	96,400	5,303,803
The Goodyear Tire& Rubber Co.	319,100	9,234,754
		80,960,612
Automobiles - 0.4%
Ford Motor Co.	2,713,360	28,788,750
General Motors Co.	637,400	25,081,690
Harley-Davidson, Inc.	84,900	3,852,762
Tesla, Inc. (a)(b)	94,000	32,247,640
Thor Industries, Inc.	10,055	1,297,095
		91,267,937
Distributors - 0.0%
Genuine Parts Co.	15,500	1,423,520
Diversified Consumer Services - 0.0%
H&R Block, Inc.	29,200	739,636
New Oriental Education & Technology Group, Inc. sponsored ADR	24,450	2,234,486
		2,974,122
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc. (b)	61,900	2,131,217
Carnival Corp.	622,578	41,656,694
Domino's Pizza, Inc.	35,285	7,847,737
Hilton Worldwide Holdings, Inc.	201,546	16,282,901
Hyatt Hotels Corp. Class A	5,400	417,258
Marriott International, Inc. Class A	231,220	32,650,576
McDonald's Corp.	515,950	81,385,953
MGM Mirage, Inc.	1,110,555	38,014,298
Norwegian Cruise Line Holdings Ltd. (a)	32,100	1,826,490
Restaurant Brands International, Inc.	280,730	16,453,946
Royal Caribbean Cruises Ltd.	78,600	9,950,760
Starbucks Corp.	939,251	53,631,232
Wyndham Worldwide Corp.	78,400	9,077,152
Yum! Brands, Inc.	335,700	27,319,266
		338,645,480
Household Durables - 0.3%
D.R. Horton, Inc.	10,900	456,710
Garmin Ltd.	26,800	1,587,632
Lennar Corp.:
Class A	794,452	44,950,094
Class B	4,331	196,454
Mohawk Industries, Inc. (a)	96,100	23,052,468
NVR, Inc. (a)	1,320	3,752,984
PulteGroup, Inc.	44,500	1,249,115
Toll Brothers, Inc.	23,100	1,012,473
Whirlpool Corp.	74,884	12,163,408
		88,421,338
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	258,883	391,547,593
Expedia, Inc.	104,288	10,967,969
Netflix, Inc. (a)	172,000	50,117,360
The Booking Holdings, Inc. (a)	40,687	82,758,985
		535,391,907
Leisure Products - 0.1%
Brunswick Corp.	13,100	749,320
Hasbro, Inc.	129,715	12,396,863
Mattel, Inc. (b)	374,989	5,962,325
		19,108,508
Media - 2.4%
Charter Communications, Inc. Class A (a)	120,378	41,160,850
China Literature Ltd. (a)(c)	495	4,826
Comcast Corp. Class A	7,882,964	285,442,126
DISH Network Corp. Class A (a)	296,739	12,371,049
Gannett Co., Inc.	184,400	1,851,376
Interpublic Group of Companies, Inc.	34,415	805,311
Liberty Broadband Corp. Class C (a)	272,600	23,956,088
News Corp. Class A	57,500	927,475
Tegna, Inc.	64,900	834,614
The Madison Square Garden Co. (a)	2,700	659,340
The Walt Disney Co.	1,251,366	129,090,917
Time Warner, Inc.	450,785	41,904,974
Twenty-First Century Fox, Inc. Class A	1,332,666	49,068,762
Viacom, Inc. Class B (non-vtg.)	150,500	5,017,670
		593,095,378
Multiline Retail - 0.4%
Big Lots, Inc.	13,500	758,700
Dillard's, Inc. Class A (b)	19,700	1,606,535
Dollar General Corp.	188,186	17,800,514
Dollar Tree, Inc. (a)	312,799	32,105,689
Kohl's Corp.	155,300	10,263,777
Macy's, Inc.	177,200	5,211,452
Nordstrom, Inc. (b)	25,000	1,282,750
Target Corp. (d)	322,600	24,327,266
		93,356,683
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	201,500	3,882,905
AutoNation, Inc. (a)(b)	11,200	562,352
AutoZone, Inc. (a)	23,655	15,723,952
Best Buy Co., Inc.	211,950	15,353,658
CarMax, Inc. (a)	202,900	12,563,568
Gap, Inc.	206,800	6,530,744
Home Depot, Inc.	987,768	180,040,473
L Brands, Inc.	94,530	4,663,165
Lowe's Companies, Inc.	904,649	81,047,504
O'Reilly Automotive, Inc. (a)	271,846	66,382,075
Office Depot, Inc.	40,900	107,567
Penske Automotive Group, Inc.	77,600	3,554,080
Ross Stores, Inc.	256,710	20,046,484
TJX Companies, Inc.	725,300	59,967,804
Tractor Supply Co.	18,800	1,220,684
Ulta Beauty, Inc.	47,300	9,618,455
Williams-Sonoma, Inc. (b)	12,100	626,296
		481,891,766
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	6,400	746,752
Hanesbrands, Inc. (b)	48,900	948,660
lululemon athletica, Inc. (a)	200,769	16,282,366
Michael Kors Holdings Ltd. (a)	15,400	969,122
NIKE, Inc. Class B	1,335,242	89,501,271
PVH Corp.	84,446	12,183,869
Ralph Lauren Corp.	8,300	878,472
Tapestry, Inc.	394,100	20,063,631
		141,574,143

TOTAL CONSUMER DISCRETIONARY		2,468,111,394

CONSUMER STAPLES - 5.0%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	186,500	40,187,020
Dr. Pepper Snapple Group, Inc.	371,400	43,175,250
Molson Coors Brewing Co. Class B	435,100	33,176,375
Monster Beverage Corp. (a)	337,300	21,374,701
PepsiCo, Inc.	1,147,494	125,914,517
The Coca-Cola Co.	735,476	31,787,273
		295,615,136
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	134,700	25,714,230
CVS Health Corp.	900,792	61,010,642
Kroger Co.	1,552,909	42,114,892
Walgreens Boots Alliance, Inc.	454,368	31,301,412
Walmart, Inc.	1,031,844	92,876,278
		253,017,454
Food Products - 1.2%
Archer Daniels Midland Co.	195,970	8,136,674
Bunge Ltd.	146,000	11,012,780
Campbell Soup Co.	78,000	3,357,900
Fresh Del Monte Produce, Inc.	57,000	2,660,760
General Mills, Inc.	69,700	3,523,335
Hormel Foods Corp.	137,400	4,460,004
Ingredion, Inc.	73,960	9,662,134
Kellogg Co.	92,900	6,149,980
Mondelez International, Inc.	2,557,934	112,293,303
Nestle SA (Reg. S)	13,014	1,033,976
Pilgrim's Pride Corp. (a)(b)	249,000	6,274,800
Pinnacle Foods, Inc.	4,145	223,664
Post Holdings, Inc. (a)	146,800	11,124,504
Sanderson Farms, Inc.	34,000	4,187,100
The J.M. Smucker Co.	55,605	7,022,912
The Kraft Heinz Co.	1,031,853	69,185,744
Tyson Foods, Inc. Class A	418,700	31,142,906
		291,452,476
Household Products - 0.5%
Church & Dwight Co., Inc.	388,100	19,090,639
Colgate-Palmolive Co.	308,500	21,277,245
Energizer Holdings, Inc.	116,200	6,330,576
Kimberly-Clark Corp.	267,900	29,715,468
Procter & Gamble Co.	426,322	33,474,803
Reckitt Benckiser Group PLC	128,500	10,199,870
		120,088,601
Personal Products - 0.3%
Coty, Inc. Class A	672,700	12,996,564
Estee Lauder Companies, Inc. Class A	246,776	34,163,669
Herbalife Ltd. (a)	176,900	16,292,490
Unilever NV (NY Reg.)	122,400	6,401,520
		69,854,243
Tobacco - 0.8%
Altria Group, Inc.	555,300	34,956,135
British American Tobacco PLC sponsored ADR	310,671	18,348,229
Philip Morris International, Inc.	1,529,854	158,416,382
		211,720,746

TOTAL CONSUMER STAPLES		1,241,748,656

ENERGY - 4.8%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	714,600	18,865,440
C&J Energy Services, Inc. (a)	8,100	194,400
Dril-Quip, Inc. (a)	16,900	761,345
Frank's International NV (b)	60,855	318,272
FTS International, Inc. (a)(b)	78,579	1,596,725
Halliburton Co.	159,600	7,408,632
Helmerich & Payne, Inc. (b)	16,300	1,052,165
Liberty Oilfield Services, Inc. Class A (a)	24,800	461,032
Nabors Industries Ltd.	204,152	1,320,863
National Oilwell Varco, Inc.	146,200	5,130,158
NCS Multistage Holdings, Inc. (b)	60,900	890,358
Newpark Resources, Inc. (a)	76,600	631,950
Oceaneering International, Inc.	25,500	468,690
Odfjell Drilling Ltd. (a)	90,900	419,874
Precision Drilling Corp. (a)	109,900	346,007
RigNet, Inc. (a)	40,400	541,360
Schlumberger Ltd.	649,959	42,663,309
Shelf Drilling Ltd. (c)	128,800	1,054,809
TETRA Technologies, Inc. (a)	12,908	46,856
Total Energy Services, Inc.	6,200	66,677
Trinidad Drilling Ltd. (a)	162,800	233,441
Xtreme Drilling & Coil Services Corp. (a)	163,800	279,553
		84,751,916
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	287,500	16,399,000
Andeavor	157,300	14,097,226
Apache Corp.	494,200	16,876,930
BP PLC sponsored ADR	677,900	26,343,194
Cabot Oil & Gas Corp.	140,200	3,387,232
Callon Petroleum Co. (a)	119,000	1,257,830
Cenovus Energy, Inc.	456,600	3,323,445
Centennial Resource Development, Inc. Class A (a)	63,500	1,211,580
Cheniere Energy Partners LP Holdings LLC	28,300	760,987
Cheniere Energy, Inc. (a)	25,900	1,360,268
Chevron Corp. (d)	2,056,573	230,171,650
Cimarex Energy Co.	25,400	2,440,686
Concho Resources, Inc. (a)	162,381	24,487,055
ConocoPhillips Co. (d)	942,500	51,187,175
Continental Resources, Inc. (a)	155,700	7,397,307
Delek U.S. Holdings, Inc.	108,229	3,692,773
Devon Energy Corp.	86,400	2,649,888
Diamondback Energy, Inc. (a)	252,545	31,477,209
Encana Corp.	355,000	3,723,738
Energen Corp. (a)	14,600	798,766
Enterprise Products Partners LP	54,300	1,380,306
EOG Resources, Inc.	903,741	91,657,412
EQT Corp.	265,758	13,370,285
Extraction Oil & Gas, Inc. (a)	65,429	790,382
Exxon Mobil Corp.	2,160,118	163,607,337
GasLog Partners LP	17,900	420,650
Gener8 Maritime, Inc. (a)	92,120	511,266
Golar LNG Ltd.	26,700	721,434
Hess Corp.	403,600	18,331,512
HollyFrontier Corp.	24,300	1,040,769
Imperial Oil Ltd.	364,000	9,857,388
Kinder Morgan, Inc.	906,600	14,686,920
Lilis Energy, Inc. (a)	77,800	285,526
Magellan Midstream Partners LP	278,259	17,380,057
Marathon Oil Corp.	198,800	2,886,576
Marathon Petroleum Corp.	472,400	30,261,944
Murphy Oil Corp.	21,100	534,885
Newfield Exploration Co. (a)	34,000	793,220
Noble Midstream Partners LP	31,100	1,499,020
Occidental Petroleum Corp.	955,517	62,681,915
Parsley Energy, Inc. Class A (a)	413,228	10,446,404
PBF Energy, Inc. Class A	124,900	3,660,819
PDC Energy, Inc. (a)	7,400	388,722
Phillips 66 Co.	131,491	11,882,842
Pilipinas Shell Petroleum Corp.	472,210	514,683
Pioneer Natural Resources Co.	191,994	32,683,139
PrairieSky Royalty Ltd.	13,600	301,739
Reliance Industries Ltd.	40,090	583,299
Ring Energy, Inc. (a)	35,200	477,664
RSP Permian, Inc. (a)	98,600	3,777,366
Suncor Energy, Inc.	1,637,037	53,887,502
Suncor Energy, Inc.	181,383	5,971,128
Teekay LNG Partners LP	10,900	201,650
The Williams Companies, Inc.	1,237,354	34,348,947
Total SA sponsored ADR	345,400	19,580,726
TransCanada Corp. (Canada)	296,350	12,817,507
Valero Energy Corp.	304,935	27,572,223
Viper Energy Partners LP	68,800	1,556,256
WildHorse Resource Development Corp. (a)(b)	20,700	351,486
WPX Energy, Inc. (a)	96,100	1,357,893
		1,098,104,738

TOTAL ENERGY		1,182,856,654

FINANCIALS - 14.5%
Banks - 7.7%
Bank of America Corp.	11,143,919	357,719,800
BB&T Corp.	199,500	10,842,825
BOK Financial Corp.	9,800	925,610
CIT Group, Inc.	113,300	6,010,565
Citigroup, Inc.	4,803,022	362,580,131
Citizens Financial Group, Inc.	545,000	23,702,050
Comerica, Inc.	22,100	2,148,562
Commerce Bancshares, Inc.	13,638	787,867
Cullen/Frost Bankers, Inc.	9,600	998,304
East West Bancorp, Inc.	21,700	1,422,435
Fifth Third Bancorp	1,287,400	42,548,570
First Republic Bank	237,902	22,077,306
Huntington Bancshares, Inc.	1,900,000	29,830,000
Investors Bancorp, Inc.	42,000	567,000
JPMorgan Chase & Co. (d)	3,617,390	417,808,545
KeyCorp	1,267,300	26,778,049
M&T Bank Corp.	22,500	4,271,400
PNC Financial Services Group, Inc.	399,174	62,933,773
Prosperity Bancshares, Inc.	10,400	780,000
Regions Financial Corp.	935,600	18,159,996
SunTrust Banks, Inc.	1,517,621	105,990,651
SVB Financial Group (a)	82,544	20,551,805
Synovus Financial Corp.	64,500	3,179,850
U.S. Bancorp	1,802,265	97,971,125
Webster Financial Corp.	13,800	753,204
Wells Fargo & Co.	4,515,691	263,761,511
Western Alliance Bancorp. (a)	12,900	754,134
Zions Bancorporation	32,970	1,812,361
		1,887,667,429
Capital Markets - 2.7%
Ameriprise Financial, Inc.	104,500	16,347,980
Bank of New York Mellon Corp.	1,153,427	65,779,942
BlackRock, Inc. Class A	21,700	11,922,631
Brighthouse Financial, Inc.	43,458	2,358,466
Brookfield Asset Management, Inc. Class A	63,600	2,465,789
Cboe Global Markets, Inc.	99,494	11,144,323
Charles Schwab Corp. (d)	1,625,567	86,187,562
CME Group, Inc.	100,784	16,746,269
E*TRADE Financial Corp. (a)	264,300	13,804,389
Franklin Resources, Inc.	221,900	8,580,873
Goldman Sachs Group, Inc.	222,600	58,528,218
IntercontinentalExchange, Inc.	988,732	72,256,535
Invesco Ltd.	57,300	1,864,542
KKR & Co. LP	1,395,989	29,957,924
Lazard Ltd. Class A	19,500	1,052,415
Legg Mason, Inc.	114,100	4,553,731
MarketAxess Holdings, Inc.	13,400	2,712,160
Morgan Stanley	2,110,593	118,235,420
Northern Trust Corp.	101,600	10,756,392
Raymond James Financial, Inc.	58,300	5,404,993
S&P Global, Inc.	89,495	17,165,141
State Street Corp. (d)	716,317	76,037,050
T. Rowe Price Group, Inc.	34,000	3,804,600
TD Ameritrade Holding Corp.	424,800	24,426,000
The NASDAQ OMX Group, Inc.	84,500	6,823,375
		668,916,720
Consumer Finance - 0.8%
Ally Financial, Inc.	542,400	15,132,960
American Express Co.	130,300	12,705,553
Capital One Financial Corp.	1,022,747	100,157,614
Credit Acceptance Corp. (a)(b)	1,800	566,442
Discover Financial Services	376,362	29,668,616
Navient Corp.	115,400	1,495,584
Nelnet, Inc. Class A	60,500	3,348,070
OneMain Holdings, Inc. (a)	200,800	6,156,528
Santander Consumer U.S.A. Holdings, Inc.	54,000	882,900
SLM Corp. (a)	205,592	2,243,009
Synchrony Financial	574,155	20,893,500
		193,250,776
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	875,326	181,367,547
GDS Holdings Ltd. ADR (a)(b)	97,600	2,557,120
Leucadia National Corp.	53,500	1,283,465
Voya Financial, Inc.	513,077	26,177,189
		211,385,321
Insurance - 2.4%
AFLAC, Inc.	172,300	15,314,024
Alleghany Corp.	31,292	18,967,646
Allstate Corp.	165,000	15,222,900
American Financial Group, Inc.	60,000	6,768,000
American International Group, Inc.	1,407,593	80,711,383
Assurant, Inc.	49,360	4,218,799
Athene Holding Ltd. (a)	408,571	19,288,637
Axis Capital Holdings Ltd.	39,300	1,939,062
Chubb Ltd.	307,029	43,573,556
Cincinnati Financial Corp.	24,600	1,834,914
CNA Financial Corp.	73,500	3,752,910
Everest Re Group Ltd.	32,100	7,711,704
FNF Group	130,656	5,217,094
Genworth Financial, Inc. Class A (a)	116,700	317,424
Hartford Financial Services Group, Inc.	585,280	30,932,048
Lincoln National Corp.	197,700	15,058,809
Loews Corp.	185,807	9,165,859
Markel Corp. (a)	2,070	2,301,840
Marsh & McLennan Companies, Inc.	547,968	45,492,303
MetLife, Inc.	1,587,905	73,345,332
Old Republic International Corp.	37,200	745,116
Principal Financial Group, Inc.	40,700	2,536,831
Progressive Corp.	1,080,324	62,205,056
Prudential Financial, Inc.	148,000	15,735,360
Reinsurance Group of America, Inc.	46,900	7,212,751
RenaissanceRe Holdings Ltd.	68,769	8,821,687
The Travelers Companies, Inc.	282,300	39,239,700
Torchmark Corp.	42,000	3,585,540
Unum Group	199,475	10,165,246
W.R. Berkley Corp.	18,200	1,244,516
Willis Group Holdings PLC	172,171	27,185,801
XL Group Ltd.	477,175	20,189,274
		600,001,122
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	524,400	5,259,732
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	46,140	628,427
Radian Group, Inc.	198,900	4,081,428
		4,709,855

TOTAL FINANCIALS		3,571,190,955

HEALTH CARE - 10.5%
Biotechnology - 2.4%
AbbVie, Inc.	691,470	80,092,970
Abeona Therapeutics, Inc. (a)(b)	70,000	969,500
Ablynx NV (a)	40,000	2,127,179
AC Immune SA (a)	60,000	634,200
Acceleron Pharma, Inc. (a)	20,000	838,600
Acorda Therapeutics, Inc. (a)	50,000	1,187,500
Alexion Pharmaceuticals, Inc. (a)	414,420	48,673,629
Alnylam Pharmaceuticals, Inc. (a)	26,000	3,124,160
Amgen, Inc.	518,753	95,331,239
AnaptysBio, Inc. (a)	22,000	2,700,720
Argenx SE ADR	28,000	2,145,640
Ascendis Pharma A/S sponsored ADR (a)	48,000	2,985,120
Atara Biotherapeutics, Inc. (a)	61,000	2,350,025
Audentes Therapeutics, Inc. (a)	28,000	943,320
BeiGene Ltd. ADR (a)	38,000	5,451,860
Biogen, Inc. (a)	291,745	84,311,388
BioMarin Pharmaceutical, Inc. (a)	183,791	14,918,315
bluebird bio, Inc. (a)	17,000	3,417,000
Blueprint Medicines Corp. (a)	40,000	3,462,400
Celgene Corp. (a)	318,181	27,719,929
Cellectis SA sponsored ADR (a)	35,700	1,114,554
Coherus BioSciences, Inc. (a)	80,000	792,000
CytomX Therapeutics, Inc. (a)	40,100	1,191,371
Exact Sciences Corp. (a)	119,270	5,320,635
Gilead Sciences, Inc.	659,474	51,920,388
Global Blood Therapeutics, Inc. (a)	20,000	1,173,000
Heron Therapeutics, Inc. (a)	49,900	1,015,465
Incyte Corp. (a)	150,549	12,820,753
Insmed, Inc. (a)	150,000	3,631,500
Intercept Pharmaceuticals, Inc. (a)(b)	68,800	4,109,424
Loxo Oncology, Inc. (a)	12,800	1,423,616
Momenta Pharmaceuticals, Inc. (a)	114,000	1,943,700
Neurocrine Biosciences, Inc. (a)	54,000	4,559,220
Protagonist Therapeutics, Inc. (a)	40,000	678,000
Prothena Corp. PLC (a)	23,000	774,870
Regeneron Pharmaceuticals, Inc. (a)	13,700	4,390,028
Sage Therapeutics, Inc. (a)	8,900	1,436,104
Sarepta Therapeutics, Inc. (a)	69,000	4,331,130
Shire PLC sponsored ADR	195,101	24,972,928
Spark Therapeutics, Inc. (a)	38,000	2,169,800
TESARO, Inc. (a)	40,000	2,209,200
uniQure B.V. (a)	60,000	1,525,200
United Therapeutics Corp. (a)	33,600	3,892,560
Vertex Pharmaceuticals, Inc. (a)	412,473	68,482,892
Xencor, Inc. (a)	60,000	1,837,800
Zai Lab Ltd. ADR	50,000	1,107,500
		592,208,332
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	1,227,925	74,080,715
Atricure, Inc. (a)	84,500	1,493,115
Baxter International, Inc.	105,000	7,117,950
Becton, Dickinson & Co.	372,588	82,721,988
Boston Scientific Corp. (a)	2,461,836	67,109,649
Danaher Corp.	359,982	35,199,040
Dentsply Sirona, Inc.	95,900	5,376,154
DexCom, Inc. (a)	55,000	3,087,700
Edwards Lifesciences Corp. (a)	3,110	415,714
Fisher & Paykel Healthcare Corp.	120,000	1,194,307
Genmark Diagnostics, Inc. (a)	330,000	1,359,600
Hologic, Inc. (a)	106,700	4,143,161
Insulet Corp. (a)	49,692	3,731,372
Integra LifeSciences Holdings Corp. (a)	72,000	3,796,560
Intuitive Surgical, Inc. (a)	150,300	64,095,435
Medtronic PLC	768,527	61,397,622
Penumbra, Inc. (a)	29,000	3,137,800
Stryker Corp.	323,835	52,513,084
The Cooper Companies, Inc.	6,760	1,558,315
Wright Medical Group NV (a)	150,000	3,052,500
Zimmer Biomet Holdings, Inc.	163,657	19,025,126
		495,606,907
Health Care Providers & Services - 2.5%
Aetna, Inc.	96,330	17,056,190
AmerisourceBergen Corp.	156,625	14,904,435
Anthem, Inc.	247,900	58,350,702
Cardinal Health, Inc.	156,000	10,796,760
Centene Corp. (a)	68,655	6,962,990
Cigna Corp.	314,463	61,600,157
DaVita HealthCare Partners, Inc. (a)	158,360	11,405,087
Diplomat Pharmacy, Inc. (a)	40,000	833,600
EBOS Group Ltd.	146,843	1,879,781
Envision Healthcare Corp. (a)	339,100	13,055,350
Express Scripts Holding Co. (a)	532,646	40,188,141
G1 Therapeutics, Inc.	44,000	993,960
HCA Holdings, Inc.	322,700	32,027,975
Henry Schein, Inc. (a)	34,400	2,276,936
Humana, Inc.	254,655	69,220,322
Laboratory Corp. of America Holdings (a)	17,800	3,074,060
LifePoint Hospitals, Inc. (a)	42,500	1,959,250
McKesson Corp.	212,874	31,767,187
MEDNAX, Inc. (a)	14,100	775,218
Premier, Inc. (a)	48,000	1,591,200
Quest Diagnostics, Inc.	43,000	4,431,150
United Drug PLC (United Kingdom)	140,000	1,602,651
UnitedHealth Group, Inc.	1,049,748	237,411,008
Universal Health Services, Inc. Class B	37,600	4,293,920
		628,458,030
Health Care Technology - 0.1%
athenahealth, Inc. (a)	10,000	1,397,400
Castlight Health, Inc. Class B (a)	650,000	2,307,500
Cerner Corp. (a)	195,427	12,538,596
Teladoc, Inc. (a)(b)	116,000	4,651,600
		20,895,096
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	692,523	47,500,153
Thermo Fisher Scientific, Inc.	146,514	30,559,890
		78,060,043
Pharmaceuticals - 3.2%
Allergan PLC	386,369	59,585,827
AstraZeneca PLC:
(United Kingdom)	164,000	10,734,171
sponsored ADR	198,600	6,591,534
Avexis, Inc. (a)	9,000	1,113,570
Bayer AG	46,200	5,391,363
Bristol-Myers Squibb Co.	648,938	42,959,696
CymaBay Therapeutics, Inc. (a)	101,700	1,514,313
Dechra Pharmaceuticals PLC	150,000	5,169,246
Eli Lilly & Co.	754,696	58,126,686
GlaxoSmithKline PLC sponsored ADR	808,600	29,360,266
Impax Laboratories, Inc. (a)	50,000	1,020,000
Indivior PLC (a)	366,600	1,903,695
Johnson & Johnson	1,886,873	245,067,065
Mallinckrodt PLC (a)	101,900	1,699,692
Merck & Co., Inc.	1,616,915	87,669,131
Mylan NV (a)	204,000	8,225,280
MyoKardia, Inc. (a)	25,200	1,466,640
Nektar Therapeutics (a)	63,300	5,479,248
Novartis AG sponsored ADR	40,471	3,373,258
Perrigo Co. PLC	21,100	1,718,806
Pfizer, Inc.	3,153,661	114,509,431
Roche Holding AG (participation certificate)	38,800	8,962,024
Sanofi SA	69,142	5,458,753
Teva Pharmaceutical Industries Ltd. sponsored ADR	402,603	7,536,728
The Medicines Company (a)	60,000	1,837,200
Theravance Biopharma, Inc. (a)	80,000	2,108,800
Valeant Pharmaceuticals International, Inc.:
(Canada) (a)	50,280	824,089
(United States) (a)	56,141	920,151
Zoetis, Inc. Class A	796,797	64,429,005
		784,755,668

TOTAL HEALTH CARE		2,599,984,076

INDUSTRIALS - 8.4%
Aerospace & Defense - 3.0%
General Dynamics Corp.	164,539	36,601,701
Harris Corp.	152,200	23,766,030
L3 Technologies, Inc.	36,300	7,534,065
Lockheed Martin Corp.	170,985	60,261,953
Moog, Inc. Class A (a)	41,400	3,470,562
Northrop Grumman Corp.	588,754	206,087,450
Orbital ATK, Inc.	13,280	1,753,757
Spirit AeroSystems Holdings, Inc. Class A	109,800	10,023,642
Textron, Inc.	383,300	22,940,505
The Boeing Co. (d)	427,173	154,726,332
Triumph Group, Inc.	61,300	1,713,335
United Technologies Corp.	1,494,905	201,423,500
		730,302,832
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	58,787	5,488,354
FedEx Corp.	235,600	58,054,196
United Parcel Service, Inc. Class B	337,008	35,187,005
		98,729,555
Airlines - 0.6%
Alaska Air Group, Inc.	217,882	14,053,389
American Airlines Group, Inc.	540,810	29,338,943
Delta Air Lines, Inc.	1,343,444	72,411,632
JetBlue Airways Corp. (a)	256,300	5,395,115
Southwest Airlines Co.	88,300	5,107,272
United Continental Holdings, Inc. (a)	325,500	22,065,645
		148,371,996
Building Products - 0.4%
A.O. Smith Corp.	160,600	10,308,914
Allegion PLC	220,677	18,561,142
Fortune Brands Home & Security, Inc.	476,500	28,904,490
Johnson Controls International PLC	540,402	19,924,622
Masco Corp.	407,674	16,763,555
Owens Corning	23,800	1,934,940
USG Corp. (a)	20,000	668,400
		97,066,063
Commercial Services & Supplies - 0.2%
Deluxe Corp.	62,200	4,416,200
Herman Miller, Inc.	113,700	4,081,830
LSC Communications, Inc.	14,212	206,927
R.R. Donnelley & Sons Co.	131,300	990,002
Republic Services, Inc.	109,240	7,338,743
Stericycle, Inc. (a)	263,200	16,494,744
Waste Connection, Inc.:
(Canada)	114,550	8,110,983
(United States)	167,800	11,876,884
		53,516,313
Construction & Engineering - 0.0%
Tutor Perini Corp. (a)	73,200	1,767,780
Electrical Equipment - 0.5%
Acuity Brands, Inc.	40,700	5,803,006
Eaton Corp. PLC	296,582	23,934,167
Emerson Electric Co.	322,100	22,888,426
Fortive Corp.	826,437	63,470,362
Hubbell, Inc. Class B	98,000	12,842,900
Sensata Technologies Holding BV (a)	105,400	5,571,444
		134,510,305
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	9,300	957,063
General Electric Co.	3,297,169	46,523,055
Honeywell International, Inc.	1,102,204	166,554,046
Roper Technologies, Inc.	132,568	36,468,131
		250,502,295
Machinery - 1.0%
AGCO Corp.	57,700	3,842,820
Allison Transmission Holdings, Inc.	148,600	5,889,018
Cactus, Inc. (a)	19,200	472,512
Caterpillar, Inc.	4,250	657,178
Cummins, Inc.	24,900	4,187,433
Flowserve Corp.	154,000	6,521,900
Illinois Tool Works, Inc.	45,590	7,360,050
Ingersoll-Rand PLC	679,385	60,329,388
Meritor, Inc. (a)	178,700	4,378,150
Minebea Mitsumi, Inc.	139,400	3,152,958
Oshkosh Corp.	14,055	1,109,361
PACCAR, Inc.	497,920	35,646,093
Parker Hannifin Corp.	1,110	198,102
Pentair PLC	204,500	14,047,105
ProPetro Holding Corp.	42,900	691,977
Snap-On, Inc.	108,317	17,246,233
Stanley Black & Decker, Inc.	372,095	59,233,803
Timken Co.	62,900	2,755,020
Trinity Industries, Inc.	149,500	4,879,680
Wabtec Corp. (b)	70,428	5,728,614
		238,327,395
Professional Services - 0.2%
Equifax, Inc.	94,051	10,627,763
Manpower, Inc.	45,600	5,401,776
Nielsen Holdings PLC	397,040	12,955,415
Robert Half International, Inc.	17,900	1,021,553
TransUnion Holding Co., Inc. (a)	112,524	6,421,745
		36,428,252
Road & Rail - 1.0%
AMERCO	2,900	997,600
Canadian National Railway Co.	109,270	8,454,119
Canadian National Railway Co.	43,702	3,381,224
Canadian Pacific Railway Ltd.	27,580	4,932,676
Canadian Pacific Railway Ltd.	13,266	2,369,706
CSX Corp.	810,765	43,554,296
Kansas City Southern	12,600	1,298,304
Norfolk Southern Corp.	824,091	114,614,576
Ryder System, Inc.	46,800	3,386,916
Union Pacific Corp.	460,314	59,955,899
		242,945,316
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	132,300	2,577,204
Fastenal Co.	397,721	21,763,293
HD Supply Holdings, Inc. (a)	135,400	4,908,250
United Rentals, Inc. (a)	13,425	2,350,583
		31,599,330

TOTAL INDUSTRIALS		2,064,067,432

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.2%
Arris International PLC (a)	25,200	642,600
Cisco Systems, Inc. (d)	6,093,147	272,851,123
F5 Networks, Inc. (a)	7,600	1,128,752
Juniper Networks, Inc.	157,400	4,038,884
Motorola Solutions, Inc.	212,661	22,573,965
		301,235,324
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	63,800	5,204,804
Avnet, Inc.	10,245	437,462
CDW Corp.	22,400	1,633,632
Chroma ATE, Inc.	1,232,600	6,649,420
Corning, Inc.	438,000	12,737,040
Dell Technologies, Inc. (a)	107,609	7,994,273
E Ink Holdings, Inc.	337,000	530,381
Flextronics International Ltd. (a)	244,200	4,420,020
Jabil, Inc.	134,900	3,654,441
Keysight Technologies, Inc. (a)	146,200	6,872,862
SYNNEX Corp.	3,700	457,505
TE Connectivity Ltd.	124,400	12,824,396
Tech Data Corp. (a)	47,100	4,867,314
Topcon Corp.	96,800	2,151,413
Trimble, Inc. (a)	169,300	6,421,549
Vishay Intertechnology, Inc.	143,700	2,644,080
		79,500,592
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	54,000	3,642,840
Alibaba Group Holding Ltd. sponsored ADR (a)	68,600	12,769,204
Alphabet, Inc.:
Class A (a)	110,035	121,469,837
Class C (a)	396,651	438,192,259
Benefitfocus, Inc. (a)(b)	90,000	2,178,000
eBay, Inc. (a)	1,061,706	45,504,719
Envestnet, Inc. (a)	100	5,510
Facebook, Inc. Class A (a)	1,650,749	294,361,562
GoDaddy, Inc. (a)	63,800	3,815,878
LogMeIn, Inc.	66,300	7,660,965
NetEase, Inc. ADR	15,900	4,664,265
New Relic, Inc. (a)	38,600	2,770,708
SMS Co., Ltd.	136,400	5,619,426
Tencent Holdings Ltd.	101,900	5,574,798
Velti PLC (a)(e)	147,198	132
Xunlei Ltd. sponsored ADR (a)(b)	190,300	2,430,131
Yahoo!, Inc.	410,488	30,725,027
		981,385,261
IT Services - 2.9%
Accenture PLC Class A	370,211	59,607,673
Alliance Data Systems Corp.	70,100	16,891,296
Amdocs Ltd.	204,862	13,477,871
Booz Allen Hamilton Holding Corp. Class A	19,700	747,221
Cognizant Technology Solutions Corp. Class A	1,140,948	93,580,555
DXC Technology Co.	55,832	5,725,013
Fidelity National Information Services, Inc.	244,800	23,789,664
Fiserv, Inc. (a)	2,895	415,114
FleetCor Technologies, Inc. (a)	31,100	6,217,823
Gartner, Inc. (a)	77,100	8,743,911
Global Payments, Inc.	1,755	198,999
IBM Corp.	553,568	86,262,501
Infosys Ltd. sponsored ADR (b)	971,718	17,160,540
MasterCard, Inc. Class A	388,975	68,366,246
PayPal Holdings, Inc. (a)	762,105	60,518,758
The Western Union Co.	272,900	5,408,878
Visa, Inc. Class A	1,793,945	220,547,598
WEX, Inc. (a)	45,225	6,763,399
Worldpay, Inc. (a)	172,287	14,003,487
		708,426,547
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)(b)	338,900	4,104,079
ams AG	95,600	11,268,663
Analog Devices, Inc.	252,900	22,798,935
Applied Materials, Inc.	552,576	31,822,852
ASM Pacific Technology Ltd.	601,500	8,555,576
Broadcom Ltd.	429,750	105,916,185
Cirrus Logic, Inc. (a)	51,700	2,290,827
Cree, Inc. (a)	129,400	4,895,202
GlobalWafers Co. Ltd.	433,100	6,169,189
Himax Technologies, Inc. sponsored ADR (b)	667,400	5,452,658
Intel Corp.	2,606,226	128,460,880
International Quantum Epitaxy PLC (a)(b)	959,705	1,677,816
KLA-Tencor Corp.	247,799	28,078,105
Lam Research Corp.	158,309	30,373,165
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	187,700	4,005,518
Marvell Technology Group Ltd.	837,300	19,668,177
Maxim Integrated Products, Inc.	199,055	12,130,412
Mellanox Technologies Ltd. (a)	62,800	4,320,640
Microchip Technology, Inc.	399,380	35,516,863
Micron Technology, Inc. (a)	538,269	26,272,910
Microsemi Corp. (a)	400	25,960
Monolithic Power Systems, Inc.	26,300	3,078,678
Nanya Technology Corp.	4,114,000	11,164,313
NVIDIA Corp.	254,932	61,693,544
ON Semiconductor Corp. (a)	332,100	7,943,832
Qorvo, Inc. (a)	17,900	1,444,709
Qualcomm, Inc.	1,582,096	102,836,240
Rubicon Technology, Inc. (a)	13,440	96,902
Semtech Corp. (a)	50,800	1,709,420
Silicon Laboratories, Inc. (a)	9,200	860,200
Siltronic AG	21,150	3,086,064
Skyworks Solutions, Inc.	27,400	2,993,450
SolarEdge Technologies, Inc. (a)	9,600	480,480
Teradyne, Inc.	29,400	1,334,760
Texas Instruments, Inc.	1,104,516	119,674,309
		812,201,513
Software - 4.4%
Activision Blizzard, Inc.	903,503	66,073,174
Adobe Systems, Inc. (a)	227,612	47,600,498
Autodesk, Inc. (a)	179,900	21,132,853
Black Knight, Inc. (a)	112,466	5,359,005
CA Technologies, Inc.	62,600	2,197,260
CDK Global, Inc.	146,700	10,075,356
Citrix Systems, Inc. (a)	150,700	13,864,400
Electronic Arts, Inc. (a)	481,540	59,566,498
Intuit, Inc.	217,965	36,369,640
Microsoft Corp. (d)	6,201,469	581,511,748
Nintendo Co. Ltd.	16,900	7,704,030
Nintendo Co. Ltd. ADR	86,000	4,906,300
Oracle Corp.	1,265,813	64,138,745
Parametric Technology Corp. (a)	170,600	12,583,456
Paycom Software, Inc. (a)	150	14,838
Paylocity Holding Corp. (a)	24,000	1,122,480
Red Hat, Inc. (a)	228,155	33,630,047
Salesforce.com, Inc. (a)	494,123	57,441,799
SAP SE sponsored ADR	48,200	5,036,900
Snap, Inc. Class A (a)	92,800	1,607,296
Symantec Corp.	434,783	11,430,445
Synopsys, Inc. (a)	5,000	423,350
Tableau Software, Inc. (a)	44,400	3,626,148
Take-Two Interactive Software, Inc. (a)	250,761	28,052,633
Workday, Inc. Class A (a)	63,493	8,042,658
Zendesk, Inc. (a)	87,300	3,769,614
		1,087,281,171
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	3,656,358	651,270,487
Hewlett Packard Enterprise Co.	2,702,522	50,239,884
HP, Inc.	586,300	13,713,557
NCR Corp. (a)	104,900	3,461,700
NetApp, Inc.	32,635	1,976,049
Seagate Technology LLC	117,100	6,253,140
Western Digital Corp.	173,922	15,138,171
Xerox Corp.	140,050	4,246,316
		746,299,304

TOTAL INFORMATION TECHNOLOGY		4,716,329,712

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	564,681	90,795,058
Albemarle Corp. U.S.	39,500	3,966,985
Ashland Global Holdings, Inc.	7,800	552,396
Cabot Corp.	50,500	3,039,090
Celanese Corp. Class A	80,900	8,159,574
CF Industries Holdings, Inc.	286,300	11,807,012
DowDuPont, Inc.	2,522,357	177,321,697
Eastman Chemical Co.	244,115	24,675,144
Ecolab, Inc.	79,800	10,409,910
Huntsman Corp.	215,600	6,957,412
Innospec, Inc.	61,900	4,020,405
LyondellBasell Industries NV Class A	418,600	45,300,892
Monsanto Co.	85,729	10,576,387
PPG Industries, Inc.	230,693	25,939,121
RPM International, Inc.	85,400	4,250,358
Sherwin-Williams Co.	34,550	13,874,589
The Chemours Co. LLC	20,030	951,625
Trinseo SA	70,500	5,611,800
Valvoline, Inc.	131,779	3,019,057
Westlake Chemical Corp.	19,502	2,111,287
		453,339,799
Construction Materials - 0.2%
Eagle Materials, Inc.	80,800	8,098,584
Martin Marietta Materials, Inc.	78,500	16,008,505
Vulcan Materials Co.	253,047	29,791,223
		53,898,312
Containers & Packaging - 0.4%
Ball Corp.	703,269	28,095,597
Berry Global Group, Inc. (a)	509,973	27,742,531
Crown Holdings, Inc. (a)	19,300	961,912
International Paper Co.	205,200	12,227,868
Owens-Illinois, Inc. (a)	207,700	4,478,012
Packaging Corp. of America	70,200	8,367,840
Sonoco Products Co.	14,000	671,580
WestRock Co.	220,083	14,472,658
		97,017,998
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR (b)	173,600	8,072,400
First Quantum Minerals Ltd.	308,700	5,030,328
Newmont Mining Corp.	50,200	1,917,640
Nucor Corp.	47,700	3,119,580
Reliance Steel & Aluminum Co.	29,800	2,687,066
Southern Copper Corp. (b)	81,800	4,313,314
Steel Dynamics, Inc.	45,105	2,086,106
		27,226,434
Paper & Forest Products - 0.0%
Domtar Corp.	75,400	3,374,904
Schweitzer-Mauduit International, Inc.	75,400	2,956,434
		6,331,338

TOTAL MATERIALS		637,813,881

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Homes 4 Rent Class A	104,300	2,001,517
American Tower Corp.	224,080	31,221,066
AvalonBay Communities, Inc.	143,523	22,392,458
Boston Properties, Inc.	53,900	6,407,093
Colony NorthStar, Inc.	98,342	765,101
Corporate Office Properties Trust (SBI)	55,900	1,395,264
Corrections Corp. of America	20,900	434,511
Crown Castle International Corp.	1,457,283	160,388,567
DDR Corp.	400,000	3,120,000
Equinix, Inc.	67,200	26,349,120
Equity Lifestyle Properties, Inc.	14,200	1,201,462
Equity Residential (SBI)	207,000	11,639,610
Extra Space Storage, Inc.	27,900	2,372,895
Front Yard Residential Corp. Class B	255,300	2,678,097
Gaming & Leisure Properties	15,000	498,900
General Growth Properties, Inc.	408,400	8,645,828
Healthcare Trust of America, Inc.	101,600	2,524,760
Hospitality Properties Trust (SBI)	168,700	4,291,728
Host Hotels & Resorts, Inc.	232,000	4,305,920
JBG SMITH Properties	65,850	2,150,003
Mack-Cali Realty Corp.	141,800	2,395,002
Medical Properties Trust, Inc.	240,400	2,947,304
Mid-America Apartment Communities, Inc.	73,400	6,299,188
Omega Healthcare Investors, Inc. (b)	108,400	2,762,032
Outfront Media, Inc.	67,400	1,382,374
Pennsylvania Real Estate Investment Trust (SBI) (b)	65,000	678,600
Piedmont Office Realty Trust, Inc. Class A	128,500	2,307,860
Prologis, Inc.	383,800	23,288,984
Public Storage	11,700	2,274,948
Regency Centers Corp.	137,300	7,978,503
SL Green Realty Corp.	85,937	8,329,014
Spirit Realty Capital, Inc.	278,900	2,175,420
Store Capital Corp.	97,400	2,322,016
Sun Communities, Inc.	23,400	2,048,904
The Macerich Co.	18,100	1,066,814
VEREIT, Inc.	585,100	4,007,935
Vornado Realty Trust	334,139	22,210,219
Weyerhaeuser Co.	171,521	6,008,381
		395,267,398
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	82,900	3,875,575
Jones Lang LaSalle, Inc.	6,800	1,092,148
		4,967,723

TOTAL REAL ESTATE		400,235,121

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	903,400	32,793,420
Verizon Communications, Inc.	3,242,918	154,816,905
Zayo Group Holdings, Inc. (a)	42,800	1,534,380
		189,144,705
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	761,843	46,175,304

TOTAL TELECOMMUNICATION SERVICES		235,320,009

UTILITIES - 2.0%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	249,029	16,331,322
Duke Energy Corp.	82,700	6,230,618
Edison International	48,200	2,920,438
Entergy Corp.	132,700	10,061,314
Eversource Energy	338,400	19,288,800
Exelon Corp.	870,900	32,258,136
FirstEnergy Corp.	392,800	12,699,224
Great Plains Energy, Inc.	134,200	3,911,930
NextEra Energy, Inc.	1,136,947	172,986,486
PG&E Corp.	325,146	13,360,249
Pinnacle West Capital Corp.	15,700	1,208,272
Southern Co.	437,000	18,817,220
Westar Energy, Inc.	90,600	4,414,938
Xcel Energy, Inc.	534,799	23,146,101
		337,635,048
Gas Utilities - 0.0%
Atmos Energy Corp.	123,900	9,972,711
Indraprastha Gas Ltd. (a)	141,013	655,770
National Fuel Gas Co.	3,890	192,283
South Jersey Industries, Inc.	23,200	608,072
		11,428,836
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. (a)	56,200	687,326
NextEra Energy Partners LP	52,600	2,064,024
NRG Energy, Inc.	187,100	4,838,406
The AES Corp.	227,600	2,474,012
		10,063,768
Multi-Utilities - 0.5%
Ameren Corp.	36,400	1,976,520
Avangrid, Inc.	51,400	2,493,928
CMS Energy Corp.	215,537	9,149,546
Dominion Resources, Inc.	57,200	4,236,804
DTE Energy Co.	140,431	14,152,636
National Grid PLC	1,429,537	14,467,522
NiSource, Inc.	411,630	9,521,002
Public Service Enterprise Group, Inc.	402,500	19,493,075
Sempra Energy	371,352	40,469,941
WEC Energy Group, Inc.	47,400	2,840,208
		118,801,182
Water Utilities - 0.1%
American Water Works Co., Inc.	167,100	13,261,056

TOTAL UTILITIES		491,189,890

TOTAL COMMON STOCKS
(Cost $13,502,299,941)		19,608,847,780

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(e)(f)	32,084	1,082,299
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	37,600	2,205,473
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,348,003)		3,287,772

Equity Funds - 19.7%
Large Blend Funds - 10.7%
Fidelity SAI U.S. Large Cap Index Fund (g)	39,213,705	570,167,266
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	57,775,870	1,756,386,455
PIMCO StocksPLUS Absolute Return Fund Institutional Class	29,083,547	317,301,499

TOTAL LARGE BLEND FUNDS		2,643,855,220

Large Growth Funds - 8.6%
Fidelity Growth Company Fund (g)	295,552	56,991,388
Fidelity SAI U.S. Momentum Index Fund (g)	19,658,778	254,384,591
Fidelity SAI U.S. Quality Index Fund (g)	131,533,648	1,798,064,965

TOTAL LARGE GROWTH FUNDS		2,109,440,944

Sector Funds - 0.4%
iShares NASDAQ Biotechnology Index ETF (b)	565,347	61,102,704
SPDR S&P Biotech ETF (b)	456,386	41,239,039

TOTAL SECTOR FUNDS		102,341,743

TOTAL EQUITY FUNDS
(Cost $3,602,961,654)		4,855,637,907

U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.15% to 1.42% 3/8/18 to 4/19/18 (i)
(Cost $1,776,588)	$1,777,000	1,776,578

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.41% (j)	35,321,128	35,328,192
Fidelity Securities Lending Cash Central Fund 1.42% (j)(k)	151,719,924	151,735,096
Invesco Government & Agency Portfolio Institutional Class 1.30% (l)	170,809,538	170,809,538
TOTAL MONEY MARKET FUNDS
(Cost $357,871,598)		357,872,826
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $17,468,257,784)		24,827,422,863
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(134,047,109)
NET ASSETS - 100%		$24,693,375,754

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Charles Schwab Corp.	Chicago Board Options Exchange	263	$1,394,426	$55.00	3/16/18	$(13,150)
Chevron Corp.	Chicago Board Options Exchange	453	5,069,976	140.00	3/16/18	(227)
Chevron Corp.	Chicago Board Options Exchange	453	5,069,976	145.00	6/15/18	(6,342)
Cisco Systems, Inc.	Chicago Board Options Exchange	992	4,442,176	41.00	3/16/18	(394,320)
Cisco Systems, Inc.	Chicago Board Options Exchange	992	4,442,176	40.00	3/16/18	(486,080)
Cisco Systems, Inc.	Chicago Board Options Exchange	994	4,451,132	48.00	6/15/18	(101,388)
ConocoPhillips Co.	Chicago Board Options Exchange	1,257	6,826,767	65.00	5/18/18	(34,568)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,166	13,467,300	115.00	3/16/18	(272,261)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,178	13,605,900	120.00	6/15/18	(397,575)
Microsoft Corp.	Chicago Board Options Exchange	1,079	10,117,783	92.50	3/16/18	(259,500)
State Street Corp.	Chicago Board Options Exchange	359	3,810,785	115.00	5/18/18	(53,671)
Target Corp.	Chicago Board Options Exchange	222	1,674,102	70.00	3/16/18	(145,965)
Target Corp.	Chicago Board Options Exchange	629	4,743,289	85.00	4/20/18	(50,320)
The Boeing Co.	Chicago Board Options Exchange	179	6,483,559	300.00	3/16/18	(1,139,335)
The Boeing Co.	Chicago Board Options Exchange	41	1,485,061	370.00	3/16/18	(21,628)
TOTAL WRITTEN OPTIONS						$(3,376,330)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	158	March 2018	$21,443,760	$447,932	$447,932

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,059,635 or 0.0% of net assets.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $87,084,408.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,082,432 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated Fund

 (h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $869,803.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Velti PLC	4/19/13	$220,797

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$326,686
Fidelity Securities Lending Cash Central Fund	1,059,662
Total	$1,386,348

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$45,577,002	$2,386,533	$--	$2,386,533	$--	$9,027,853	$56,991,388
Fidelity SAI U.S. Large Cap Index Fund	100,857,121	1,483,100,242	1,027,966,443	4,147,705	6,533,687	7,642,659	570,167,266
Fidelity SAI U.S. Momentum Index Fund	--	213,023,017	--	2,070,837	--	41,361,574	254,384,591
Fidelity SAI U.S. Quality Index Fund	1,630,628,264	185,119,605	200,000,000	59,119,633	20,454,509	161,862,587	1,798,064,965
Total	$1,777,062,387	$1,883,629,397	$1,227,966,443	$67,724,708	$26,988,196	$219,894,673	$2,679,608,210

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,469,193,693	$2,468,106,568	$4,826	$1,082,299
Consumer Staples	1,241,748,656	1,230,514,810	11,233,846	--
Energy	1,182,856,654	1,180,283,989	2,572,665	--
Financials	3,571,190,955	3,571,190,955	--	--
Health Care	2,602,189,549	2,558,634,994	43,554,555	--
Industrials	2,064,067,432	2,060,914,474	3,152,958	--
Information Technology	4,716,329,712	4,646,178,623	70,151,089	--
Materials	637,813,881	637,813,881	--	--
Real Estate	400,235,121	400,235,121	--	--
Telecommunication Services	235,320,009	235,320,009	--	--
Utilities	491,189,890	476,066,598	15,123,292	--
Equity Funds	4,855,637,907	4,855,637,907	--	--
Other Short-Term Investments	1,776,578	--	1,776,578	--
Money Market Funds	357,872,826	357,872,826	--	--
Total Investments in Securities:	$24,827,422,863	$24,678,770,755	$147,569,809	$1,082,299
Derivative Instruments:
Assets
Futures Contracts	$447,932	$447,932	$--	$--
Total Assets	$447,932	$447,932	$--	$--
Liabilities
Written Options	$(3,376,330)	$(3,376,330)	$--	$--
Total Liabilities	$(3,376,330)	$(3,376,330)	$--	$--
Total Derivative Instruments:	$(2,928,398)	$(2,928,398)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2018

SGF-QTLY-0418
1.907408.107

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.5%
Lear Corp.	299,668	$55,909,059
Automobiles - 0.3%
Thor Industries, Inc.	253,285	32,673,765
Hotels, Restaurants & Leisure - 2.3%
Domino's Pizza, Inc.	145,224	32,299,270
Marriott International, Inc. Class A	291,498	41,162,433
McDonald's Corp.	426,756	67,316,491
Norwegian Cruise Line Holdings Ltd. (a)	120,335	6,847,062
Royal Caribbean Cruises Ltd.	151,038	19,121,411
Starbucks Corp.	706,463	40,339,037
Wyndham Worldwide Corp.	306,114	35,441,879
Yum China Holdings, Inc.	364,357	15,783,945
Yum! Brands, Inc.	247,857	20,170,603
		278,482,131
Household Durables - 0.5%
D.R. Horton, Inc.	1,079,684	45,238,760
Mohawk Industries, Inc. (a)	81,143	19,464,583
		64,703,343
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	244,431	369,689,666
Netflix, Inc. (a)	35,237	10,267,357
The Booking Holdings, Inc. (a)	22,897	46,573,414
		426,530,437
Media - 0.7%
Comcast Corp. Class A	2,178,203	78,872,731
Specialty Retail - 1.9%
Best Buy Co., Inc.	355,447	25,748,581
Home Depot, Inc.	564,821	102,949,924
Michaels Companies, Inc. (a)	1,062,652	24,451,623
Ross Stores, Inc.	679,573	53,067,856
TJX Companies, Inc.	211,576	17,493,104
		223,711,088
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	297,864	42,975,818

TOTAL CONSUMER DISCRETIONARY		1,203,858,372

CONSUMER STAPLES - 5.4%
Beverages - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.)	237,323	51,138,360
Monster Beverage Corp. (a)	757,665	48,013,231
PepsiCo, Inc.	996,789	109,377,657
The Coca-Cola Co.	1,714,085	74,082,754
		282,612,002
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	225,849	43,114,574
CVS Health Corp.	210,971	14,289,066
Walmart, Inc.	558,577	50,277,516
		107,681,156
Food Products - 1.4%
Archer Daniels Midland Co.	205,008	8,511,932
Danone SA sponsored ADR	2,239,133	35,915,693
General Mills, Inc.	333,962	16,881,779
Ingredion, Inc.	173,980	22,728,747
Pinnacle Foods, Inc.	399,665	21,565,923
Tyson Foods, Inc. Class A	769,832	57,260,104
		162,864,178
Household Products - 0.2%
Procter & Gamble Co.	338,642	26,590,170
Tobacco - 0.5%
Altria Group, Inc.	490,940	30,904,673
Philip Morris International, Inc.	227,690	23,577,300
		54,481,973

TOTAL CONSUMER STAPLES		634,229,479

ENERGY - 0.5%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	518,211	34,015,370
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp.	288,800	26,113,296

TOTAL ENERGY		60,128,666

FINANCIALS - 2.6%
Banks - 0.3%
Bank of America Corp.	605,090	19,423,389
Zions Bancorporation	323,117	17,761,741
		37,185,130
Capital Markets - 1.2%
Affiliated Managers Group, Inc.	96,237	18,223,438
Bank of New York Mellon Corp.	636,554	36,302,675
FactSet Research Systems, Inc.	101,252	20,572,381
SEI Investments Co.	527,095	38,388,329
State Street Corp.	233,924	24,831,033
		138,317,856
Consumer Finance - 0.6%
American Express Co.	173,599	16,927,638
Discover Financial Services	401,469	31,647,801
Synchrony Financial	553,943	20,157,986
		68,733,425
Insurance - 0.5%
MetLife, Inc.	433,971	20,045,120
Progressive Corp.	334,852	19,280,778
Prudential Financial, Inc.	186,263	19,803,482
		59,129,380

TOTAL FINANCIALS		303,365,791

HEALTH CARE - 8.9%
Biotechnology - 2.7%
AbbVie, Inc.	574,842	66,583,949
Amgen, Inc.	572,475	105,203,731
Biogen, Inc. (a)	201,425	58,209,811
Celgene Corp. (a)	561,411	48,910,126
Regeneron Pharmaceuticals, Inc. (a)	87,327	27,983,064
Vertex Pharmaceuticals, Inc. (a)	62,449	10,368,407
		317,259,088
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (a)	77,722	20,403,579
Edwards Lifesciences Corp. (a)	592,441	79,191,588
Medtronic PLC	233,591	18,661,585
The Cooper Companies, Inc.	163,127	37,604,036
Varian Medical Systems, Inc. (a)	220,072	26,263,392
		182,124,180
Health Care Providers & Services - 2.5%
Aetna, Inc.	252,347	44,680,560
Centene Corp. (a)	145,245	14,730,748
Express Scripts Holding Co. (a)	67,327	5,079,822
HCA Holdings, Inc.	204,105	20,257,421
Laboratory Corp. of America Holdings (a)	246,758	42,615,107
McKesson Corp.	121,092	18,070,559
Molina Healthcare, Inc. (a)	85,873	6,208,618
UnitedHealth Group, Inc.	564,279	127,617,339
Wellcare Health Plans, Inc. (a)	112,080	21,733,433
		300,993,607
Health Care Technology - 0.2%
Cerner Corp. (a)	410,057	26,309,257
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	321,482	67,054,716
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	172,650	11,429,430
Eli Lilly & Co.	543,244	41,840,653
Johnson & Johnson	300,014	38,965,818
Merck & Co., Inc.	199,840	10,835,325
Novartis AG sponsored ADR	247,867	20,659,714
Novo Nordisk A/S Series B sponsored ADR	725,476	37,347,504
		161,078,444

TOTAL HEALTH CARE		1,054,819,292

INDUSTRIALS - 7.3%
Aerospace & Defense - 2.5%
General Dynamics Corp.	158,782	35,321,056
Northrop Grumman Corp.	196,299	68,712,502
Textron, Inc.	460,593	27,566,491
The Boeing Co.	463,190	167,772,050
		299,372,099
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	508,217	33,013,776
United Parcel Service, Inc. Class B	216,941	22,650,810
		55,664,586
Airlines - 0.4%
Copa Holdings SA Class A	109,191	14,846,700
Delta Air Lines, Inc.	650,369	35,054,889
		49,901,589
Building Products - 0.6%
Owens Corning	850,438	69,140,609
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	116,016	31,914,841
Machinery - 1.9%
Allison Transmission Holdings, Inc.	339,426	13,451,452
Caterpillar, Inc.	417,403	64,543,026
Deere & Co.	218,450	35,142,052
Illinois Tool Works, Inc.	41,954	6,773,054
Ingersoll-Rand PLC	555,189	49,300,783
Oshkosh Corp.	280,151	22,112,318
Parker Hannifin Corp.	109,464	19,536,040
Stanley Black & Decker, Inc.	94,386	15,025,307
		225,884,032
Road & Rail - 0.4%
Kansas City Southern	43,803	4,513,461
Union Pacific Corp.	370,750	48,290,188
		52,803,649
Trading Companies & Distributors - 0.7%
United Rentals, Inc. (a)	376,699	65,956,228
Univar, Inc. (a)	561,000	16,162,410
		82,118,638

TOTAL INDUSTRIALS		866,800,043

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,125,563	95,182,711
Internet Software & Services - 7.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	422,870	78,713,022
Alphabet, Inc.:
Class A (a)	191,916	211,859,911
Class C (a)	203,171	224,449,099
Dropbox, Inc. Class B (a)(b)	286,254	3,606,800
eBay, Inc. (a)	893,232	38,283,924
Facebook, Inc. Class A (a)	1,933,698	344,817,027
SurveyMonkey (a)(b)(c)	163,411	2,175,000
VeriSign, Inc. (a)(d)	72,436	8,404,025
		912,308,808
IT Services - 4.6%
Accenture PLC Class A	57,429	9,246,643
Amdocs Ltd.	134,626	8,857,045
Automatic Data Processing, Inc.	84,600	9,756,072
Cognizant Technology Solutions Corp. Class A	485,484	39,819,398
DXC Technology Co.	365,124	37,439,815
Fidelity National Information Services, Inc.	185,923	18,067,997
First Data Corp. Class A (a)	1,457,496	22,766,088
Fiserv, Inc. (a)	287,783	41,265,204
Global Payments, Inc.	454,537	51,539,950
MasterCard, Inc. Class A	422,642	74,283,558
Total System Services, Inc.	430,104	37,827,647
Visa, Inc. Class A	1,245,620	153,136,523
Worldpay, Inc. (a)	589,024	47,875,871
		551,881,811
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	1,817,527	104,671,380
KLA-Tencor Corp.	156,369	17,718,171
Lam Research Corp.	261,686	50,207,076
NVIDIA Corp.	463,953	112,276,626
Qualcomm, Inc.	572,869	37,236,485
Texas Instruments, Inc.	158,438	17,166,757
		339,276,495
Software - 6.9%
Activision Blizzard, Inc.	508,824	37,210,299
Adobe Systems, Inc. (a)	479,525	100,283,063
Autodesk, Inc. (a)	362,423	42,573,830
Electronic Arts, Inc. (a)	544,620	67,369,494
Intuit, Inc.	256,466	42,793,917
Microsoft Corp.	4,183,952	392,329,179
Oracle Corp.	1,162,753	58,916,695
Synopsys, Inc. (a)	492,018	41,659,164
Take-Two Interactive Software, Inc. (a)	304,672	34,083,657
		817,219,298
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	2,210,964	393,816,908
NetApp, Inc.	517,344	31,325,179
Western Digital Corp.	279,134	24,295,823
		449,437,910

TOTAL INFORMATION TECHNOLOGY		3,165,307,033

MATERIALS - 1.6%
Chemicals - 0.9%
CF Industries Holdings, Inc.	687,362	28,346,809
FMC Corp.	204,888	16,079,610
Huntsman Corp.	136,318	4,398,982
LyondellBasell Industries NV Class A	380,509	41,178,684
Monsanto Co.	28,858	3,560,211
Westlake Chemical Corp.	127,260	13,777,168
		107,341,464
Containers & Packaging - 0.3%
Berry Global Group, Inc. (a)	136,314	7,415,482
Owens-Illinois, Inc. (a)	803,855	17,331,114
Sealed Air Corp.	332,842	14,102,516
		38,849,112
Metals & Mining - 0.4%
Steel Dynamics, Inc.	936,984	43,335,510

TOTAL MATERIALS		189,526,086

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	351,510	48,975,888
SBA Communications Corp. Class A (a)	188,149	29,590,193
		78,566,081
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,190,351	12,939,115
TOTAL COMMON STOCKS
(Cost $4,332,864,133)		7,569,539,958

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)(c)	98,859	9,990,691
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	28,508	359,201
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,282,822)		10,349,892

Equity Funds - 35.1%
Large Growth Funds - 35.1%
Columbia Select Large Cap Growth Fund Class R5	32,403,090	595,568,789
Fidelity Growth Company Fund (e)	11,207,796	2,161,199,321
Fidelity SAI U.S. Momentum Index Fund (e)	20,721,182	268,132,094
Fidelity SAI U.S. Quality Index Fund (e)	82,799,608	1,131,870,635
TOTAL EQUITY FUNDS
(Cost $2,823,773,667)		4,156,770,839

Money Market Funds - 0.8%
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	8,169,653	8,170,470
Invesco Government & Agency Portfolio Institutional Class 1.30% (h)	87,273,730	87,273,730
TOTAL MONEY MARKET FUNDS
(Cost $95,444,200)		95,444,200
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,256,364,822)		11,832,104,889
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,163,668)
NET ASSETS - 100%		$11,829,941,221

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,131,692 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
Dropbox, Inc. Class B	5/1/12	$2,591,086
Dropbox, Inc. Series A	5/25/12	$257,972
SurveyMonkey	11/25/14	$2,688,111

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$38,154
Total	$38,154

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$1,701,841,148	$120,500,939	$--	$90,500,943	$--	$338,857,233	$2,161,199,320
Fidelity SAI U.S. Momentum Index Fund	--	346,965,951	100,000,000	1,965,951	(155,399)	21,321,542	268,132,094
Fidelity SAI U.S. Quality Index Fund	988,570,199	257,523,779	244,963,382	41,392,582	9,761,951	120,978,088	1,131,870,635
Total	$2,690,411,347	$724,990,669	$344,963,382	$133,859,476	$9,606,552	$481,156,863	$3,561,202,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,213,849,063	$1,203,858,372	$--	$9,990,691
Consumer Staples	634,229,479	634,229,479	--	--
Energy	60,128,666	60,128,666	--	--
Financials	303,365,791	303,365,791	--	--
Health Care	1,054,819,292	1,054,819,292	--	--
Industrials	866,800,043	866,800,043	--	--
Information Technology	3,165,666,234	3,159,525,233	3,966,001	2,175,000
Materials	189,526,086	189,526,086	--	--
Real Estate	78,566,081	78,566,081	--	--
Utilities	12,939,115	12,939,115	--	--
Equity Funds	4,156,770,839	4,156,770,839	--	--
Money Market Funds	95,444,200	95,444,200	--	--
Total Investments in Securities:	$11,832,104,889	$11,815,973,197	$3,966,001	$12,165,691

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Multi-Manager Fund

February 28, 2018

MMC-QTLY-0418
1.931547.106

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.1%
Delphi Technologies PLC	1,592	$76,018
Automobiles - 0.3%
Ford Motor Co.	14,784	156,858
General Motors Co.	345	13,576
		170,434
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	2,862	191,496
Hilton Worldwide Holdings, Inc.	1,274	102,926
McDonald's Corp.	2,096	330,623
MGM Mirage, Inc.	4,641	158,861
Starbucks Corp.	100	5,710
		789,616
Household Durables - 0.4%
Lennar Corp. Class A	3,680	208,214
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	800	1,209,960
Expedia, Inc.	1,019	107,168
The Booking Holdings, Inc. (a)	48	97,634
		1,414,762
Leisure Products - 0.2%
Hasbro, Inc.	596	56,960
Mattel, Inc.	1,980	31,482
		88,442
Media - 3.5%
Charter Communications, Inc. Class A (a)	775	264,996
Comcast Corp. Class A	20,442	740,205
DISH Network Corp. Class A (a)	2,902	120,984
The Walt Disney Co.	4,160	429,146
Time Warner, Inc.	1,283	119,268
Twenty-First Century Fox, Inc. Class A	7,216	265,693
Viacom, Inc. Class B (non-vtg.)	308	10,269
		1,950,561
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,109	216,468
Target Corp. (b)	418	31,521
		247,989
Specialty Retail - 2.4%
Home Depot, Inc.	3,721	678,227
Lowe's Companies, Inc.	3,675	329,243
O'Reilly Automotive, Inc. (a)	1,258	307,191
TJX Companies, Inc.	546	45,143
		1,359,804
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)	1,059	85,885
NIKE, Inc. Class B	6,865	460,161
PVH Corp.	684	98,688
		644,734

TOTAL CONSUMER DISCRETIONARY		6,950,574

CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	2,401	183,076
PepsiCo, Inc.	4,081	447,808
The Coca-Cola Co.	2,791	120,627
		751,511
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	66	12,599
CVS Health Corp.	2,423	164,110
Kroger Co.	7,104	192,660
Walgreens Boots Alliance, Inc.	2,992	206,119
Walmart, Inc.	3,338	300,453
		875,941
Food Products - 0.9%
Mondelez International, Inc.	8,698	381,842
Nestle SA (Reg. S)	50	3,973
The Kraft Heinz Co.	1,872	125,518
		511,333
Household Products - 0.3%
Kimberly-Clark Corp.	100	11,092
Procter & Gamble Co.	1,677	131,678
Reckitt Benckiser Group PLC	498	39,529
		182,299
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,302	180,249
Unilever NV (NY Reg.)	455	23,797
		204,046
Tobacco - 1.0%
Altria Group, Inc.	2,137	134,524
British American Tobacco PLC sponsored ADR	1,038	61,304
Philip Morris International, Inc.	3,799	393,386
		589,214

TOTAL CONSUMER STAPLES		3,114,344

ENERGY - 6.3%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	942	24,869
FTS International, Inc. (a)	415	8,433
Schlumberger Ltd.	3,175	208,407
		241,709
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	824	47,001
Apache Corp.	1,050	35,858
BP PLC sponsored ADR	1,700	66,062
Cenovus Energy, Inc.	1,800	13,102
Chevron Corp. (b)	8,123	909,126
Concho Resources, Inc. (a)	835	125,918
ConocoPhillips Co. (b)	2,818	153,046
Diamondback Energy, Inc. (a)	1,283	159,913
EOG Resources, Inc.	4,477	454,057
EQT Corp.	2,599	130,756
Exxon Mobil Corp.	1,683	127,470
Imperial Oil Ltd.	1,413	38,265
Kinder Morgan, Inc.	3,506	56,797
Occidental Petroleum Corp.	6,289	412,558
Parsley Energy, Inc. Class A (a)	2,802	70,835
Pioneer Natural Resources Co.	1,535	261,303
Suncor Energy, Inc.	4,390	144,509
The Williams Companies, Inc.	4,241	117,730
		3,324,306

TOTAL ENERGY		3,566,015

FINANCIALS - 16.0%
Banks - 9.1%
Bank of America Corp.	46,047	1,478,109
Citigroup, Inc.	15,442	1,165,717
JPMorgan Chase & Co. (b)	7,250	837,375
PNC Financial Services Group, Inc.	662	104,371
SunTrust Banks, Inc.	5,789	404,304
SVB Financial Group (a)	807	200,927
U.S. Bancorp	5,970	324,529
Wells Fargo & Co.	10,848	633,632
		5,148,964
Capital Markets - 3.2%
Bank of New York Mellon Corp.	4,909	279,960
Charles Schwab Corp. (b)	8,444	447,701
Goldman Sachs Group, Inc.	127	33,392
IntercontinentalExchange, Inc.	3,575	261,261
KKR & Co. LP	6,383	136,979
Morgan Stanley	8,803	493,144
State Street Corp. (b)	1,573	166,974
		1,819,411
Consumer Finance - 0.6%
Capital One Financial Corp.	3,371	330,122
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	3,045	630,924
Voya Financial, Inc.	1,930	98,469
		729,393
Insurance - 1.8%
Alleghany Corp.	153	92,741
American International Group, Inc.	4,564	261,700
Athene Holding Ltd. (a)	2,043	96,450
Hartford Financial Services Group, Inc.	2,587	136,723
Marsh & McLennan Companies, Inc.	385	31,963
MetLife, Inc.	3,255	150,348
Progressive Corp.	3,368	193,929
RenaissanceRe Holdings Ltd.	673	86,332
		1,050,186

TOTAL FINANCIALS		9,078,076

HEALTH CARE - 11.8%
Biotechnology - 2.0%
AbbVie, Inc.	2,573	298,031
Alexion Pharmaceuticals, Inc. (a)	366	42,987
Amgen, Inc.	759	139,481
Biogen, Inc. (a)	747	215,876
BioMarin Pharmaceutical, Inc. (a)	687	55,764
Gilead Sciences, Inc.	1,581	124,472
Intercept Pharmaceuticals, Inc. (a)	300	17,919
Regeneron Pharmaceuticals, Inc. (a)	54	17,304
Vertex Pharmaceuticals, Inc. (a)	1,188	197,244
		1,109,078
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	7,966	480,589
Becton, Dickinson & Co.	24	5,328
Boston Scientific Corp. (a)	12,075	329,165
Danaher Corp.	157	15,351
Medtronic PLC	4,873	389,304
Zimmer Biomet Holdings, Inc.	1,601	186,116
		1,405,853
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	982	93,447
Anthem, Inc.	247	58,139
Cardinal Health, Inc.	352	24,362
Cigna Corp.	802	157,104
Humana, Inc.	970	263,665
McKesson Corp.	411	61,334
UnitedHealth Group, Inc.	3,743	846,517
		1,504,568
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	2,261	155,082
Pharmaceuticals - 4.4%
Allergan PLC	1,707	263,254
AstraZeneca PLC sponsored ADR	740	24,561
Bayer AG	185	21,589
Bristol-Myers Squibb Co.	3,646	241,365
Eli Lilly & Co.	4,289	330,339
GlaxoSmithKline PLC sponsored ADR	3,183	115,575
Johnson & Johnson	5,444	707,067
Merck & Co., Inc.	994	53,895
Novartis AG sponsored ADR	133	11,086
Pfizer, Inc.	12,877	467,564
Sanofi SA	267	21,080
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,523	28,511
Zoetis, Inc. Class A	2,844	229,966
		2,515,852

TOTAL HEALTH CARE		6,690,433

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.8%
General Dynamics Corp.	1,063	236,464
Northrop Grumman Corp.	3,009	1,053,270
The Boeing Co.	101	36,583
United Technologies Corp.	6,163	830,403
		2,156,720
Air Freight & Logistics - 0.2%
FedEx Corp.	129	31,787
United Parcel Service, Inc. Class B	891	93,029
		124,816
Airlines - 0.6%
Delta Air Lines, Inc.	6,027	324,855
Building Products - 0.6%
Allegion PLC	2,157	181,425
Masco Corp.	3,333	137,053
		318,478
Electrical Equipment - 0.3%
Eaton Corp. PLC	2,252	181,736
Industrial Conglomerates - 1.5%
General Electric Co.	9,933	140,155
Honeywell International, Inc.	4,639	700,999
		841,154
Machinery - 1.3%
Ingersoll-Rand PLC	3,251	288,689
PACCAR, Inc.	846	60,565
Snap-On, Inc.	468	74,515
Stanley Black & Decker, Inc.	2,115	336,687
		760,456
Road & Rail - 2.0%
CSX Corp.	1,062	57,051
Norfolk Southern Corp.	4,503	626,277
Union Pacific Corp.	3,225	420,056
		1,103,384
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,319	126,896

TOTAL INDUSTRIALS		5,938,495

INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 1.1%
Cisco Systems, Inc. (b)	13,569	607,620
Internet Software & Services - 5.1%
Alphabet, Inc.:
Class A (a)	135	149,029
Class C (a)	1,608	1,776,406
eBay, Inc. (a)	3,913	167,711
Facebook, Inc. Class A (a)	4,360	777,475
Velti PLC (a)(c)	976	1
		2,870,622
IT Services - 4.4%
Accenture PLC Class A	1,088	175,179
Alliance Data Systems Corp.	468	112,769
Cognizant Technology Solutions Corp. Class A	4,747	389,349
IBM Corp.	2,710	422,299
Infosys Ltd. sponsored ADR	5,129	90,578
MasterCard, Inc. Class A	372	65,383
PayPal Holdings, Inc. (a)	1,873	148,735
Visa, Inc. Class A	8,053	990,036
WEX, Inc. (a)	612	91,525
		2,485,853
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	2,474	223,031
Broadcom Ltd.	1,124	277,021
Intel Corp.	6,638	327,187
Lam Research Corp.	381	73,099
Microchip Technology, Inc.	1,890	168,078
Micron Technology, Inc. (a)	2,843	138,767
NVIDIA Corp.	1,369	331,298
Qualcomm, Inc.	3,771	245,115
Texas Instruments, Inc.	5,457	591,266
		2,374,862
Software - 5.3%
Activision Blizzard, Inc.	1,844	134,852
Adobe Systems, Inc. (a)	1,318	275,633
Microsoft Corp. (b)	22,848	2,142,453
Oracle Corp.	4,059	205,670
Salesforce.com, Inc. (a)	57	6,626
SAP SE sponsored ADR	158	16,511
Take-Two Interactive Software, Inc. (a)	1,323	148,004
Workday, Inc. Class A (a)	618	78,282
		3,008,031
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	11,349	2,021,484
Hewlett Packard Enterprise Co.	10,051	186,848
		2,208,332

TOTAL INFORMATION TECHNOLOGY		13,555,320

MATERIALS - 3.1%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	2,396	385,253
DowDuPont, Inc.	9,609	675,513
Eastman Chemical Co.	1,230	124,328
LyondellBasell Industries NV Class A	534	57,789
Monsanto Co.	314	38,738
		1,281,621
Construction Materials - 0.1%
Vulcan Materials Co.	680	80,056
Containers & Packaging - 0.6%
Ball Corp.	2,100	83,895
Berry Global Group, Inc. (a)	2,692	146,445
WestRock Co.	2,153	141,581
		371,921
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR	700	32,550

TOTAL MATERIALS		1,766,148

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	138	19,228
AvalonBay Communities, Inc.	975	152,120
Crown Castle International Corp.	7,695	846,912
Equinix, Inc.	48	18,821
Public Storage	44	8,555
Vornado Realty Trust	2,068	137,460
		1,183,096
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	2,463	117,584
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	4,568	276,866

TOTAL TELECOMMUNICATION SERVICES		394,450

UTILITIES - 2.2%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	1,756	115,158
Exelon Corp.	1,617	59,894
NextEra Energy, Inc.	5,189	789,506
Xcel Energy, Inc.	4,582	198,309
		1,162,867
Multi-Utilities - 0.2%
CMS Energy Corp.	2,106	89,400

TOTAL UTILITIES		1,252,267

TOTAL COMMON STOCKS
(Cost $37,507,468)		53,489,218

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)	151	5,094
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	156	9,150
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,040)		14,244

Equity Funds - 1.0%
Sector Funds - 1.0%
iShares NASDAQ Biotechnology Index ETF	2,984	322,511
SPDR S&P Biotech ETF	2,409	217,677
TOTAL EQUITY FUNDS
(Cost $481,893)		540,188
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.26% to 1.52% 3/8/18 to 5/10/18 (e)
(Cost $99,786)	$100,000	99,781
	Shares

Money Market Funds - 4.4%
Invesco Government & Agency Portfolio Institutional Class 1.30% (f)
(Cost $2,511,625)	2,511,625	2,511,625
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $40,615,812)		56,655,056
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(79,616)
NET ASSETS - 100%		$56,575,440

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Charles Schwab Corp.	Chicago Board Options Exchange	1	$5,302	$55.00	3/16/18	$(50)
Chevron Corp.	Chicago Board Options Exchange	1	11,192	140.00	3/16/18	(1)
Chevron Corp.	Chicago Board Options Exchange	1	11,192	145.00	6/15/18	(14)
Cisco Systems, Inc.	Chicago Board Options Exchange	3	13,434	48.00	6/15/18	(374)
Cisco Systems, Inc.	Chicago Board Options Exchange	3	13,434	41.00	3/16/18	(1,193)
Cisco Systems, Inc.	Chicago Board Options Exchange	3	13,434	40.00	3/16/18	(1,470)
ConocoPhillips Co.	Chicago Board Options Exchange	4	21,724	65.00	5/18/18	(110)
JPMorgan Chase & Co.	Chicago Board Options Exchange	4	46,200	120.00	6/15/18	(1,350)
JPMorgan Chase & Co.	Chicago Board Options Exchange	4	46,200	115.00	3/16/18	(934)
Microsoft Corp.	Chicago Board Options Exchange	4	37,508	92.50	3/16/18	(962)
State Street Corp.	Chicago Board Options Exchange	1	10,615	115.00	5/18/18	(150)
Target Corp.	Chicago Board Options Exchange	2	15,082	85.00	4/20/18	(160)
TOTAL WRITTEN OPTIONS						$(6,768)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	March 2018	$1,764,360	$49,537	$49,537

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $245,317.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,095 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $93,799.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,955,668	$6,950,574	$--	$5,094
Consumer Staples	3,114,344	3,070,842	43,502	--
Energy	3,566,015	3,566,015	--	--
Financials	9,078,076	9,078,076	--	--
Health Care	6,699,583	6,647,764	51,819	--
Industrials	5,938,495	5,938,495	--	--
Information Technology	13,555,320	13,555,320	--	--
Materials	1,766,148	1,766,148	--	--
Real Estate	1,183,096	1,183,096	--	--
Telecommunication Services	394,450	394,450	--	--
Utilities	1,252,267	1,252,267	--	--
Equity Funds	540,188	540,188	--	--
Other Short-Term Investments	99,781	--	99,781	--
Money Market Funds	2,511,625	2,511,625	--	--
Total Investments in Securities:	$56,655,056	$56,454,860	$195,102	$5,094
Derivative Instruments:
Assets
Futures Contracts	$49,537	$49,537	$--	$--
Total Assets	$49,537	$49,537	$--	$--
Liabilities
Written Options	$(6,768)	$(6,768)	$--	$--
Total Liabilities	$(6,768)	$(6,768)	$--	$--
Total Derivative Instruments:	$42,769	$42,769	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Multi-Manager Fund

February 28, 2018

MMG-QTLY-0418
1.931558.106

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.5%
Lear Corp.	2,020	$376,871
Automobiles - 0.3%
Thor Industries, Inc.	1,690	218,010
Hotels, Restaurants & Leisure - 3.1%
Domino's Pizza, Inc.	1,007	223,967
Marriott International, Inc. Class A	2,546	359,521
McDonald's Corp.	2,845	448,770
Norwegian Cruise Line Holdings Ltd. (a)	1,052	59,859
Royal Caribbean Cruises Ltd.	1,320	167,112
Starbucks Corp.	6,173	352,478
Wyndham Worldwide Corp.	2,041	236,307
Yum China Holdings, Inc.	4,979	215,690
Yum! Brands, Inc.	3,389	275,797
		2,339,501
Household Durables - 0.5%
D.R. Horton, Inc.	7,193	301,387
Mohawk Industries, Inc. (a)	543	130,255
		431,642
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	2,234	3,378,813
Netflix, Inc. (a)	307	89,454
The Booking Holdings, Inc. (a)	200	406,808
		3,875,075
Media - 0.8%
Comcast Corp. Class A	17,733	642,112
Specialty Retail - 2.3%
Best Buy Co., Inc.	3,106	224,999
Home Depot, Inc.	3,957	721,242
Michaels Companies, Inc. (a)	9,286	213,671
Ross Stores, Inc.	5,339	416,923
TJX Companies, Inc.	1,848	152,793
		1,729,628
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	1,985	286,396

TOTAL CONSUMER DISCRETIONARY		9,899,235

CONSUMER STAPLES - 7.5%
Beverages - 3.4%
Constellation Brands, Inc. Class A (sub. vtg.)	1,735	373,858
Monster Beverage Corp. (a)	10,359	656,450
PepsiCo, Inc.	7,689	843,714
The Coca-Cola Co.	16,160	698,435
		2,572,457
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,974	376,837
CVS Health Corp.	1,404	95,093
Walmart, Inc.	3,720	334,837
		806,767
Food Products - 1.9%
Archer Daniels Midland Co.	1,791	74,362
Danone SA sponsored ADR	30,585	490,583
General Mills, Inc.	2,918	147,505
Ingredion, Inc.	1,160	151,542
Pinnacle Foods, Inc.	2,665	143,803
Tyson Foods, Inc. Class A	5,981	444,867
		1,452,662
Household Products - 0.5%
Procter & Gamble Co.	4,631	363,626
Tobacco - 0.6%
Altria Group, Inc.	4,290	270,056
Philip Morris International, Inc.	1,989	205,961
		476,017

TOTAL CONSUMER STAPLES		5,671,529

ENERGY - 0.8%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	7,083	464,928
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp.	1,925	174,059

TOTAL ENERGY		638,987

FINANCIALS - 3.7%
Banks - 0.4%
Bank of America Corp.	4,030	129,363
Zions Bancorporation	2,155	118,460
		247,823
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	878	166,258
Bank of New York Mellon Corp.	4,240	241,807
FactSet Research Systems, Inc.	1,393	283,030
SEI Investments Co.	7,207	524,886
State Street Corp.	1,560	165,594
		1,381,575
Consumer Finance - 0.9%
American Express Co.	2,397	233,731
Discover Financial Services	3,508	276,536
Synchrony Financial	4,841	176,164
		686,431
Insurance - 0.6%
MetLife, Inc.	3,791	175,106
Progressive Corp.	2,230	128,403
Prudential Financial, Inc.	1,614	171,600
		475,109

TOTAL FINANCIALS		2,790,938

HEALTH CARE - 11.8%
Biotechnology - 3.5%
AbbVie, Inc.	3,832	443,861
Amgen, Inc.	4,864	893,857
Biogen, Inc. (a)	1,627	470,187
Celgene Corp. (a)	4,458	388,381
Regeneron Pharmaceuticals, Inc. (a)	1,191	381,644
Vertex Pharmaceuticals, Inc. (a)	546	90,652
		2,668,582
Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	679	178,251
Edwards Lifesciences Corp. (a)	4,542	607,129
Medtronic PLC	2,042	163,135
The Cooper Companies, Inc.	1,085	250,114
Varian Medical Systems, Inc. (a)	3,008	358,975
		1,557,604
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,684	298,169
Centene Corp. (a)	1,269	128,702
Express Scripts Holding Co. (a)	588	44,365
HCA Holdings, Inc.	1,784	177,062
Laboratory Corp. of America Holdings (a)	1,646	284,264
McKesson Corp.	1,058	157,885
Molina Healthcare, Inc. (a)	750	54,225
UnitedHealth Group, Inc.	3,899	881,798
Wellcare Health Plans, Inc. (a)	979	189,838
		2,216,308
Health Care Technology - 0.5%
Cerner Corp. (a)	5,606	359,681
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	2,244	468,054
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	1,508	99,830
Eli Lilly & Co.	4,747	365,614
Johnson & Johnson	2,000	259,760
Merck & Co., Inc.	2,732	148,129
Novartis AG sponsored ADR	3,389	282,473
Novo Nordisk A/S Series B sponsored ADR	9,966	513,050
		1,668,856

TOTAL HEALTH CARE		8,939,085

INDUSTRIALS - 9.4%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,057	235,130
Northrop Grumman Corp.	1,360	476,054
Textron, Inc.	4,023	240,777
The Boeing Co.	3,533	1,279,688
		2,231,649
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	6,949	451,407
United Parcel Service, Inc. Class B	2,967	309,784
		761,191
Airlines - 0.5%
Copa Holdings SA Class A	954	129,715
Delta Air Lines, Inc.	4,899	264,056
		393,771
Building Products - 0.7%
Owens Corning	5,989	486,906
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	1,014	278,941
Machinery - 2.4%
Allison Transmission Holdings, Inc.	2,966	117,543
Caterpillar, Inc.	2,775	429,098
Deere & Co.	2,989	480,840
Illinois Tool Works, Inc.	366	59,087
Ingersoll-Rand PLC	4,315	383,172
Oshkosh Corp.	1,865	147,204
Parker Hannifin Corp.	730	130,283
Stanley Black & Decker, Inc.	630	100,290
		1,847,517
Road & Rail - 0.6%
Kansas City Southern	383	39,464
Union Pacific Corp.	3,239	421,880
		461,344
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (a)	2,945	515,640
Univar, Inc. (a)	4,901	141,198
		656,838

TOTAL INDUSTRIALS		7,118,157

INFORMATION TECHNOLOGY - 35.9%
Communications Equipment - 1.5%
Cisco Systems, Inc.	25,502	1,141,980
Internet Software & Services - 10.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	5,781	1,076,075
Alphabet, Inc.:
Class A (a)	1,642	1,812,637
Class C (a)	1,737	1,918,916
Dropbox, Inc. Class B (a)(b)	1,441	18,157
eBay, Inc. (a)	5,950	255,017
Facebook, Inc. Class A (a)	17,235	3,073,345
SurveyMonkey (a)(b)(c)	1,159	15,426
VeriSign, Inc. (a)	633	73,441
		8,243,014
IT Services - 6.2%
Accenture PLC Class A	502	80,827
Amdocs Ltd.	896	58,948
Automatic Data Processing, Inc.	1,166	134,463
Cognizant Technology Solutions Corp. Class A	4,242	347,929
DXC Technology Co.	3,190	327,103
Fidelity National Information Services, Inc.	1,624	157,820
First Data Corp. Class A (a)	12,732	198,874
Fiserv, Inc. (a)	1,919	275,165
Global Payments, Inc.	3,610	409,338
MasterCard, Inc. Class A	2,817	495,116
Total System Services, Inc.	3,758	330,516
Visa, Inc. Class A	12,463	1,532,201
Worldpay, Inc. (a)	3,923	318,861
		4,667,161
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	13,506	777,811
KLA-Tencor Corp.	1,040	117,842
Lam Research Corp.	1,745	334,796
NVIDIA Corp.	3,574	864,908
Qualcomm, Inc.	7,833	509,145
Texas Instruments, Inc.	1,385	150,065
		2,754,567
Software - 9.3%
Activision Blizzard, Inc.	3,390	247,911
Adobe Systems, Inc. (a)	3,751	784,447
Autodesk, Inc. (a)	4,955	582,064
Electronic Arts, Inc. (a)	4,075	504,078
Intuit, Inc.	2,244	374,434
Microsoft Corp.	33,784	3,167,926
Oracle Corp.	15,895	805,400
Synopsys, Inc. (a)	3,280	277,718
Take-Two Interactive Software, Inc. (a)	2,661	297,686
		7,041,664
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	16,589	2,954,833
NetApp, Inc.	3,450	208,898
Western Digital Corp.	2,439	212,291
		3,376,022

TOTAL INFORMATION TECHNOLOGY		27,224,408

MATERIALS - 1.9%
Chemicals - 1.1%
CF Industries Holdings, Inc.	6,006	247,687
FMC Corp.	1,790	140,479
Huntsman Corp.	1,191	38,434
LyondellBasell Industries NV Class A	2,534	274,229
Monsanto Co.	252	31,089
Westlake Chemical Corp.	846	91,588
		823,506
Containers & Packaging - 0.4%
Berry Global Group, Inc. (a)	1,191	64,790
Owens-Illinois, Inc. (a)	5,355	115,454
Sealed Air Corp.	2,908	123,212
		303,456
Metals & Mining - 0.4%
Steel Dynamics, Inc.	6,246	288,878

TOTAL MATERIALS		1,415,840

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	2,627	366,020
SBA Communications Corp. Class A (a)	1,643	258,395
		624,415
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	10,401	113,059
TOTAL COMMON STOCKS
(Cost $38,527,615)		64,435,653

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)
(Cost $1,303)	144	1,814

Equity Funds - 10.5%
Large Growth Funds - 10.5%
Fidelity Blue Chip Growth Fund (d)	44,507	4,144,943
Fidelity SAI U.S. Quality Index Fund (d)	282,596	3,863,090
TOTAL EQUITY FUNDS
(Cost $5,819,977)		8,008,033
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.26% to 1.52% 3/1/18 to 5/10/18 (e)
(Cost $159,839)	$160,000	159,829
	Shares

Money Market Funds - 5.7%
Invesco Government & Agency Portfolio Institutional Class 1.30% (f)
(Cost $4,340,828)	4,340,828	4,340,828
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $48,849,562)		76,946,157
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,013,266)
NET ASSETS - 100%		$75,932,891

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	38	March 2018	$2,676,720	$129,904	$129,904

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,397 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,829.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc. Class B	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Blue Chip Growth Fund	$3,601,515	$--	$--	$167,258	$--	$543,428	$4,144,943
Fidelity SAI U.S. Quality Index Fund	3,447,674	--	--	141,581	--	415,416	3,863,090
Total	$7,049,189	$--	$--	$308,839	$--	$958,844	$8,008,033

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,899,235	$9,899,235	$--	$--
Consumer Staples	5,671,529	5,671,529	--	--
Energy	638,987	638,987	--	--
Financials	2,790,938	2,790,938	--	--
Health Care	8,939,085	8,939,085	--	--
Industrials	7,118,157	7,118,157	--	--
Information Technology	27,226,222	27,190,825	19,971	15,426
Materials	1,415,840	1,415,840	--	--
Real Estate	624,415	624,415	--	--
Utilities	113,059	113,059	--	--
Equity Funds	8,008,033	8,008,033	--	--
Other Short-Term Investments	159,829	--	159,829	--
Money Market Funds	4,340,828	4,340,828	--	--
Total Investments in Securities:	$76,946,157	$76,750,931	$179,800	$15,426
Derivative Instruments:
Assets
Futures Contracts	$129,904	$129,904	$--	$--
Total Assets	$129,904	$129,904	$--	$--
Total Derivative Instruments:	$129,904	$129,904	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Multi-Manager Fund

February 28, 2018

MMV-QTLY-0418
1.931579.106

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 1.1%
Aptiv PLC	240	$21,919
BorgWarner, Inc.	1,600	78,528
Gentex Corp.	260	5,905
Lear Corp.	460	85,822
The Goodyear Tire & Rubber Co.	1,920	55,565
		247,739
Automobiles - 1.3%
Ford Motor Co.	7,820	82,970
General Motors Co.	3,540	139,299
Harley-Davidson, Inc.	900	40,842
Thor Industries, Inc.	50	6,450
		269,561
Distributors - 0.0%
Genuine Parts Co.	100	9,184
Diversified Consumer Services - 0.0%
H&R Block, Inc.	180	4,559
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	400	13,772
Carnival Corp.	510	34,124
Hyatt Hotels Corp. Class A	30	2,318
Norwegian Cruise Line Holdings Ltd. (a)	200	11,380
Royal Caribbean Cruises Ltd.	200	25,320
Wyndham Worldwide Corp.	590	68,310
		155,224
Household Durables - 1.2%
Garmin Ltd.	170	10,071
Lennar Corp.:
Class A	1,820	102,976
Class B	38	1,724
Mohawk Industries, Inc. (a)	70	16,792
NVR, Inc. (a)	4	11,373
PulteGroup, Inc.	280	7,860
Toll Brothers, Inc.	150	6,575
Whirlpool Corp.	560	90,961
		248,332
Leisure Products - 0.1%
Brunswick Corp.	80	4,576
Hasbro, Inc.	110	10,513
		15,089
Media - 2.3%
Comcast Corp. Class A	4,000	144,840
Gannett Co., Inc.	600	6,024
Interpublic Group of Companies, Inc.	220	5,148
News Corp. Class A	370	5,968
Tegna, Inc.	1,200	15,432
The Madison Square Garden Co. (a)	20	4,884
The Walt Disney Co.	1,390	143,392
Time Warner, Inc.	1,060	98,538
Twenty-First Century Fox, Inc. Class A	940	34,611
Viacom, Inc. Class B (non-vtg.)	900	30,006
		488,843
Multiline Retail - 1.5%
Dillard's, Inc. Class A	300	24,465
Dollar General Corp.	240	22,702
Kohl's Corp.	1,640	108,388
Macy's, Inc.	500	14,705
Nordstrom, Inc.	160	8,210
Target Corp.	2,020	152,328
		330,798
Specialty Retail - 2.0%
AutoNation, Inc. (a)	70	3,515
AutoZone, Inc. (a)	30	19,942
Best Buy Co., Inc.	1,280	92,723
CarMax, Inc. (a)	170	10,526
Gap, Inc.	370	11,685
Home Depot, Inc.	795	144,905
L Brands, Inc.	60	2,960
Lowe's Companies, Inc.	710	63,609
Penske Automotive Group, Inc.	800	36,640
TJX Companies, Inc.	490	40,513
Tractor Supply Co.	120	7,792
Williams-Sonoma, Inc.	80	4,141
		438,951
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	40	4,667
Hanesbrands, Inc.	310	6,014
Michael Kors Holdings Ltd. (a)	100	6,293
PVH Corp.	70	10,100
Ralph Lauren Corp.	50	5,292
		32,366

TOTAL CONSUMER DISCRETIONARY		2,240,646

CONSUMER STAPLES - 5.2%
Beverages - 0.3%
The Coca-Cola Co.	1,640	70,881
Food & Staples Retailing - 2.2%
Kroger Co.	5,810	157,567
Walgreens Boots Alliance, Inc.	2,305	158,791
Walmart, Inc.	1,850	166,519
		482,877
Food Products - 2.2%
Archer Daniels Midland Co.	2,895	120,200
Campbell Soup Co.	900	38,745
General Mills, Inc.	440	22,242
Ingredion, Inc.	360	47,030
Mondelez International, Inc.	1,815	79,679
Pilgrim's Pride Corp. (a)	1,940	48,888
The J.M. Smucker Co.	440	55,572
Tyson Foods, Inc. Class A	700	52,066
		464,422
Personal Products - 0.5%
Herbalife Ltd. (a)	80	7,368
Unilever NV (NY Reg.)	1,790	93,617
		100,985

TOTAL CONSUMER STAPLES		1,119,165

ENERGY - 5.7%
Energy Equipment & Services - 0.4%
Halliburton Co.	1,495	69,398
Helmerich & Payne, Inc.	100	6,455
National Oilwell Varco, Inc.	360	12,632
Parker Drilling Co. (a)	2,100	1,890
		90,375
Oil, Gas & Consumable Fuels - 5.3%
Carrizo Oil & Gas, Inc. (a)	3,000	42,150
Chevron Corp.	2,390	267,489
ConocoPhillips Co.	1,100	59,741
Energen Corp. (a)	90	4,924
EQT Corp.	1,065	53,580
Exxon Mobil Corp.	1,600	121,184
Hess Corp.	300	13,626
HollyFrontier Corp.	150	6,425
Marathon Oil Corp.	810	11,761
Marathon Petroleum Corp.	1,270	81,356
Murphy Oil Corp.	130	3,296
PBF Energy, Inc. Class A	1,900	55,689
Phillips 66 Co.	1,850	167,185
Pioneer Natural Resources Co.	395	67,241
Valero Energy Corp.	1,900	171,798
		1,127,445

TOTAL ENERGY		1,217,820

FINANCIALS - 27.1%
Banks - 14.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,528	104,233
Bank of America Corp.	10,090	323,889
BB&T Corp.	1,640	89,134
BOK Financial Corp.	685	64,698
CIT Group, Inc.	120	6,366
Citigroup, Inc.	5,750	434,068
Citizens Financial Group, Inc.	1,860	80,891
Comerica, Inc.	140	13,611
Commerce Bancshares, Inc.	85	4,910
Cullen/Frost Bankers, Inc.	660	68,633
East West Bancorp, Inc.	1,560	102,258
Fifth Third Bancorp	2,270	75,024
Huntington Bancshares, Inc.	1,020	16,014
Investors Bancorp, Inc.	270	3,645
JPMorgan Chase & Co.	6,290	726,485
KeyCorp	2,910	61,488
M&T Bank Corp.	140	26,578
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	68,540
PNC Financial Services Group, Inc.	950	149,777
Prosperity Bancshares, Inc.	70	5,250
Regions Financial Corp.	7,780	151,010
SunTrust Banks, Inc.	1,850	129,204
Synovus Financial Corp.	110	5,423
U.S. Bancorp	1,570	85,345
Webster Financial Corp.	90	4,912
Wells Fargo & Co.	5,260	307,237
Western Alliance Bancorp. (a)	80	4,677
Zions Bancorporation	190	10,444
		3,123,744
Capital Markets - 4.1%
Ameriprise Financial, Inc.	1,635	255,779
Bank of New York Mellon Corp.	970	55,319
Brighthouse Financial, Inc.	118	6,404
E*TRADE Financial Corp. (a)	240	12,535
Franklin Resources, Inc.	500	19,335
Goldman Sachs Group, Inc.	560	147,241
Invesco Ltd.	360	11,714
Lazard Ltd. Class A	120	6,476
Legg Mason, Inc.	1,300	51,883
Morgan Stanley	3,020	169,180
Northern Trust Corp.	180	19,057
Raymond James Financial, Inc.	110	10,198
State Street Corp.	750	79,613
T. Rowe Price Group, Inc.	210	23,499
The NASDAQ OMX Group, Inc.	120	9,690
		877,923
Consumer Finance - 2.2%
Ally Financial, Inc.	410	11,439
American Express Co.	830	80,933
Capital One Financial Corp.	2,250	220,343
Credit Acceptance Corp. (a)	10	3,147
Discover Financial Services	1,560	122,975
Navient Corp.	1,100	14,256
Santander Consumer U.S.A. Holdings, Inc.	340	5,559
Synchrony Financial	723	26,310
		484,962
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,237
Leucadia National Corp.	340	8,157
Voya Financial, Inc.	170	8,673
		20,067
Insurance - 5.8%
AFLAC, Inc.	870	77,326
Alleghany Corp.	20	12,123
Allstate Corp.	840	77,498
American Financial Group, Inc.	560	63,168
American International Group, Inc.	1,100	63,074
Assurant, Inc.	440	37,607
Athene Holding Ltd. (a)	140	6,609
Axis Capital Holdings Ltd.	600	29,604
Chubb Ltd.	1,085	153,983
Cincinnati Financial Corp.	160	11,934
Everest Re Group Ltd.	200	48,048
FNF Group	220	8,785
Hartford Financial Services Group, Inc.	1,240	65,534
Lincoln National Corp.	1,310	99,783
Loews Corp.	310	15,292
Markel Corp. (a)	10	11,120
MetLife, Inc.	1,800	83,142
Old Republic International Corp.	230	4,607
Principal Financial Group, Inc.	260	16,206
Prudential Financial, Inc.	1,100	116,952
Reinsurance Group of America, Inc.	60	9,227
The Travelers Companies, Inc.	870	120,930
Torchmark Corp.	270	23,050
Unum Group	1,010	51,470
W.R. Berkley Corp.	120	8,206
Willis Group Holdings PLC	130	20,527
XL Group Ltd.	95	4,019
		1,239,824
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	5,300	53,159
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	295	4,018
Radian Group, Inc.	2,100	43,092
		47,110

TOTAL FINANCIALS		5,846,789

HEALTH CARE - 13.8%
Biotechnology - 4.1%
AbbVie, Inc.	2,515	291,312
Amgen, Inc.	2,095	384,998
Biogen, Inc. (a)	200	57,798
Gilead Sciences, Inc.	1,940	152,736
		886,844
Health Care Equipment & Supplies - 1.1%
Danaher Corp.	1,289	126,038
Medtronic PLC	1,280	102,259
		228,297
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (a)	1,883	71,742
Aetna, Inc.	800	141,648
AmerisourceBergen Corp.	150	14,274
Anthem, Inc.	640	150,643
Cardinal Health, Inc.	400	27,684
Cigna Corp.	230	45,055
DaVita HealthCare Partners, Inc. (a)	170	12,243
Express Scripts Holding Co. (a)	1,340	101,103
HCA Holdings, Inc.	1,130	112,153
Laboratory Corp. of America Holdings (a)	100	17,270
LifePoint Hospitals, Inc. (a)	800	36,880
McKesson Corp.	480	71,630
MEDNAX, Inc. (a)	90	4,948
Quest Diagnostics, Inc.	320	32,976
		840,249
Pharmaceuticals - 4.7%
Johnson & Johnson	3,200	415,616
Mallinckrodt PLC (a)	1,200	20,016
Merck & Co., Inc.	1,100	59,642
Mylan NV (a)	510	20,563
Novartis AG sponsored ADR	1,040	86,684
Perrigo Co. PLC	130	10,590
Pfizer, Inc.	11,075	402,133
		1,015,244

TOTAL HEALTH CARE		2,970,634

INDUSTRIALS - 7.2%
Aerospace & Defense - 2.1%
General Dynamics Corp.	835	185,746
Spirit AeroSystems Holdings, Inc. Class A	810	73,945
Textron, Inc.	240	14,364
The Boeing Co.	160	57,954
Triumph Group, Inc.	700	19,565
United Technologies Corp.	710	95,665
		447,239
Air Freight & Logistics - 0.6%
FedEx Corp.	240	59,138
United Parcel Service, Inc. Class B	660	68,911
		128,049
Airlines - 1.1%
American Airlines Group, Inc.	450	24,413
Delta Air Lines, Inc.	2,270	122,353
JetBlue Airways Corp. (a)	270	5,684
Southwest Airlines Co.	560	32,390
United Continental Holdings, Inc. (a)	700	47,453
		232,293
Building Products - 0.5%
Johnson Controls International PLC	2,670	98,443
Owens Corning	110	8,943
USG Corp. (a)	130	4,345
		111,731
Commercial Services & Supplies - 0.2%
Deluxe Corp.	600	42,600
LSC Communications, Inc.	187	2,723
R.R. Donnelley & Sons Co.	500	3,770
		49,093
Electrical Equipment - 0.2%
Eaton Corp. PLC	420	33,894
Hubbell, Inc. Class B	40	5,242
		39,136
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	60	6,175
Honeywell International, Inc.	680	102,755
		108,930
Machinery - 1.4%
AGCO Corp.	580	38,628
Allison Transmission Holdings, Inc.	130	5,152
Cummins, Inc.	160	26,907
Ingersoll-Rand PLC	240	21,312
Oshkosh Corp.	1,470	116,027
PACCAR, Inc.	340	24,341
Pentair PLC	140	9,617
Snap-On, Inc.	50	7,961
Timken Co.	200	8,760
Trinity Industries, Inc.	1,330	43,411
		302,116
Professional Services - 0.1%
Manpower, Inc.	60	7,108
Robert Half International, Inc.	110	6,278
		13,386
Road & Rail - 0.3%
AMERCO	20	6,880
Kansas City Southern	80	8,243
Norfolk Southern Corp.	170	23,644
Ryder System, Inc.	400	28,948
		67,715
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	27,272
United Rentals, Inc. (a)	80	14,007
		41,279

TOTAL INDUSTRIALS		1,540,967

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.9%
Arris International PLC (a)	160	4,080
Cisco Systems, Inc.	8,750	391,825
F5 Networks, Inc. (a)	50	7,426
Motorola Solutions, Inc.	150	15,923
		419,254
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	580	47,316
Avnet, Inc.	65	2,776
CDW Corp.	140	10,210
Corning, Inc.	2,980	86,658
Dell Technologies, Inc. (a)	278	20,653
Flextronics International Ltd. (a)	2,300	41,630
SYNNEX Corp.	20	2,473
TE Connectivity Ltd.	400	41,236
Tech Data Corp. (a)	400	41,336
Vishay Intertechnology, Inc.	1,300	23,920
		318,208
IT Services - 1.7%
Alliance Data Systems Corp.	50	12,048
Booz Allen Hamilton Holding Corp. Class A	130	4,931
DXC Technology Co.	163	16,714
IBM Corp.	1,280	199,462
PayPal Holdings, Inc. (a)	1,420	112,762
The Western Union Co.	440	8,721
		354,638
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc.	1,590	91,568
Cirrus Logic, Inc. (a)	600	26,586
Intel Corp.	9,560	471,212
KLA-Tencor Corp.	150	16,997
Lam Research Corp.	560	107,442
Marvell Technology Group Ltd.	450	10,571
Microchip Technology, Inc.	1,420	126,281
Qorvo, Inc. (a)	110	8,878
Skyworks Solutions, Inc.	170	18,573
Teradyne, Inc.	190	8,626
		886,734
Software - 3.1%
Adobe Systems, Inc. (a)	960	200,765
ANSYS, Inc. (a)	705	112,758
CA Technologies, Inc.	400	14,040
Microsoft Corp.	1,620	151,907
Oracle Corp.	3,670	185,959
		665,429
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	2,280	406,114
Hewlett Packard Enterprise Co.	1,900	35,321
HP, Inc.	3,870	90,519
NCR Corp. (a)	1,400	46,200
NetApp, Inc.	170	10,294
Seagate Technology LLC	900	48,060
Western Digital Corp.	500	43,520
Xerox Corp.	1,177	35,687
		715,715

TOTAL INFORMATION TECHNOLOGY		3,359,978

MATERIALS - 4.0%
Chemicals - 2.6%
Ashland Global Holdings, Inc.	50	3,541
Celanese Corp. Class A	430	43,370
DowDuPont, Inc.	1,365	95,960
Eastman Chemical Co.	740	74,799
Huntsman Corp.	1,710	55,182
LyondellBasell Industries NV Class A	1,120	121,206
PPG Industries, Inc.	1,200	134,928
RPM International, Inc.	110	5,475
The Chemours Co. LLC	130	6,176
Westlake Chemical Corp.	110	11,909
		552,546
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	480	97,886
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	120	5,981
International Paper Co.	1,170	69,720
Packaging Corp. of America	480	57,216
Sonoco Products Co.	90	4,317
WestRock Co.	111	7,299
		144,533
Metals & Mining - 0.2%
Newmont Mining Corp.	320	12,224
Nucor Corp.	300	19,620
Reliance Steel & Aluminum Co.	70	6,312
Steel Dynamics, Inc.	230	10,638
		48,794
Paper & Forest Products - 0.1%
Domtar Corp.	500	22,380

TOTAL MATERIALS		866,139

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Hospitality Properties Trust (SBI)	1,100	27,984
Mack-Cali Realty Corp.	1,000	16,890
Medical Properties Trust, Inc.	1,100	13,486
VEREIT, Inc.	5,100	34,935
		93,295
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	40	6,424

TOTAL REAL ESTATE		99,719

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	3,300	119,790
Verizon Communications, Inc.	5,790	276,415
		396,205
UTILITIES - 2.8%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	440	28,855
Duke Energy Corp.	520	39,177
Entergy Corp.	1,060	80,369
Eversource Energy	280	15,960
Exelon Corp.	1,900	70,376
FirstEnergy Corp.	2,000	64,660
Pinnacle West Capital Corp.	100	7,696
Westar Energy, Inc.	120	5,848
Xcel Energy, Inc.	420	18,178
		331,119
Gas Utilities - 0.3%
National Fuel Gas Co.	1,488	73,552
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	5,360	58,263
Multi-Utilities - 0.7%
Ameren Corp.	230	12,489
DTE Energy Co.	160	16,125
Public Service Enterprise Group, Inc.	2,080	100,734
WEC Energy Group, Inc.	300	17,976
		147,324

TOTAL UTILITIES		610,258

TOTAL COMMON STOCKS
(Cost $13,584,310)		20,268,320
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.61% 4/26/18 to 5/24/18 (b)
(Cost $49,877)	$50,000	49,867
	Shares

Money Market Funds - 5.7%
Invesco Government & Agency Portfolio Institutional Class 1.30% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 1.26% (c)	1,229,171	1,229,171
TOTAL MONEY MARKET FUNDS
(Cost $1,229,181)		1,229,181
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,863,368)		21,547,368
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,718)
NET ASSETS - 100%		$21,540,650

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	17	March 2018	$1,024,165	$(3,255)	$(3,255)

The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,886.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,240,646	$2,240,646	$--	$--
Consumer Staples	1,119,165	1,119,165	--	--
Energy	1,217,820	1,217,820	--	--
Financials	5,846,789	5,846,789	--	--
Health Care	2,970,634	2,970,634	--	--
Industrials	1,540,967	1,540,967	--	--
Information Technology	3,359,978	3,359,978	--	--
Materials	866,139	866,139	--	--
Real Estate	99,719	99,719	--	--
Telecommunication Services	396,205	396,205	--	--
Utilities	610,258	610,258	--	--
Other Short-Term Investments	49,867	--	49,867	--
Money Market Funds	1,229,181	1,229,181	--	--
Total Investments in Securities:	$21,547,368	$21,497,501	$49,867	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,255)	$(3,255)	$--	$--
Total Liabilities	$(3,255)	$(3,255)	$--	$--
Total Derivative Instruments:	$(3,255)	$(3,255)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2018

ASD-QTLY-0418
1.934462.106

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Aptiv PLC 3.15% 11/19/20	$1,130,000	$1,131,318
Automobiles - 0.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 1.8947% 1/22/19 (a)(b)	5,000,000	5,003,972
3 month U.S. LIBOR + 0.280% 2.1649% 11/19/18 (a)(b)	5,000,000	5,006,837
3 month U.S. LIBOR + 0.825% 2.7289% 2/22/19 (a)(b)	8,351,000	8,412,676
BMW U.S. Capital LLC 3 month U.S. LIBOR + 0.380% 2.0838% 4/6/20 (a)(b)(c)	7,796,000	7,833,073
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.530% 2.317% 5/5/20 (a)(b)(c)	9,640,000	9,677,030
3 month U.S. LIBOR + 0.620% 2.3869% 10/30/19 (a)(b)(c)	5,000,000	5,023,399
3 month U.S. LIBOR + 0.630% 2.3338% 1/6/20 (a)(b)(c)	10,000,000	10,056,839
3 month U.S. LIBOR + 0.860% 2.6334% 8/1/18 (a)(b)(c)	1,060,000	1,062,927
2.2% 5/5/20 (c)	1,420,000	1,396,764
2.3% 2/12/21 (c)	995,000	974,144
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.930% 2.6502% 4/13/20 (a)(b)	11,000,000	11,122,812
3 month U.S. LIBOR + 1.270% 2.9669% 10/4/19 (a)(b)	5,000,000	5,060,740
3.1% 1/15/19	805,000	806,959
Nissan Motor Acceptance Corp. 2.15% 9/28/20 (c)	450,000	441,668
		71,879,840
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC:
2.35% 10/15/19 (c)	225,000	223,124
2.8% 11/1/18 (c)	1,140,000	1,142,031
		1,365,155
Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc. 2.6% 5/15/18	1,110,000	1,107,225
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	1,225,000	1,225,000
Royal Caribbean Cruises Ltd. 2.65% 11/28/20	250,000	246,620
		2,578,845
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	488,734
Newell Brands, Inc. 2.15% 10/15/18	1,030,000	1,023,652
		1,512,386
Internet & Direct Marketing Retail - 0.1%
JD.com, Inc. 3.125% 4/29/21	1,575,000	1,553,313
QVC, Inc. 3.125% 4/1/19	2,550,000	2,548,954
		4,102,267
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	1,395,000	1,405,246
4.464% 7/23/22	630,000	644,989
Discovery Communications LLC:
3 month U.S. LIBOR + 0.710% 2.3355% 9/20/19 (a)(b)	3,399,000	3,416,335
2.2% 9/20/19	565,000	558,966
Interpublic Group of Companies, Inc. 4% 3/15/22	315,000	319,352
NBCUniversal Enterprise, Inc.:
3 month U.S. LIBOR + 0.400% 2.0947% 4/1/21 (a)(b)(c)	20,000,000	20,097,200
3 month U.S. LIBOR + 0.685% 2.4052% 4/15/18 (a)(b)(c)	15,315,000	15,325,276
Omnicom Group, Inc. 6.25% 7/15/19	1,350,000	1,412,018
Time Warner Cable, Inc.:
6.75% 7/1/18	539,000	546,201
8.25% 4/1/19	1,830,000	1,931,913
8.75% 2/14/19	1,055,000	1,111,800
Viacom, Inc.:
2.75% 12/15/19	1,749,000	1,741,484
5.625% 9/15/19	630,000	655,926
		49,166,706
Specialty Retail - 0.0%
AutoZone, Inc. 1.625% 4/21/19	145,000	143,335
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (c)	725,000	712,643
		855,978
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (c)	2,005,000	2,015,025

TOTAL CONSUMER DISCRETIONARY		134,607,520

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 1.9% 2/1/19	2,170,000	2,155,304
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.690% 2.4634% 8/1/18 (a)(b)	6,000,000	6,011,065
PepsiCo, Inc. 3 month U.S. LIBOR + 0.590% 2.4939% 2/22/19 (a)(b)	20,000,000	20,107,005
		28,273,374
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 3 month U.S. LIBOR + 0.500% 2.0341% 12/13/19 (a)(b)(c)	3,676,000	3,680,035
CVS Health Corp. 1.9% 7/20/18	11,033,000	11,016,975
Kroger Co.:
1.5% 9/30/19	446,000	437,583
2.3% 1/15/19	350,000	349,144
		15,483,737
Food Products - 0.1%
Bunge Ltd. Finance Corp.:
3.5% 11/24/20	520,000	525,618
8.5% 6/15/19	870,000	930,424
Danone SA 1.691% 10/30/19 (c)	2,430,000	2,387,448
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 2.4342% 5/30/19 (a)(b)	3,826,000	3,836,511
2.25% 8/23/21	600,000	582,033
		8,262,034
Tobacco - 0.3%
Bat Capital Corp.:
3 month U.S. LIBOR + 0.590% 2.4234% 8/14/20 (a)(b)(c)	5,000,000	5,027,711
2.297% 8/14/20 (c)	1,610,000	1,580,795
BAT International Finance PLC 3 month U.S. LIBOR + 0.510% 2.0985% 6/15/18 (a)(b)(c)	15,000,000	15,013,760
Imperial Tobacco Finance PLC 2.95% 7/21/20 (c)	350,000	349,419
Philip Morris International, Inc. 1.875% 11/1/19	10,000,000	9,869,235
Reynolds American, Inc.:
2.3% 6/12/18	780,000	779,737
8.125% 6/23/19	360,000	384,309
		33,004,966

TOTAL CONSUMER STAPLES		85,024,111

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.350% 2.1834% 8/14/18 (a)(b)	20,000,000	20,022,480
Cenovus Energy, Inc. 5.7% 10/15/19	995,000	1,032,591
Chevron Corp. 3 month U.S. LIBOR + 0.480% 1.9674% 3/3/22 (a)(b)	4,700,000	4,755,657
China Shenhua Overseas Capital Co. Ltd. 3.125% 1/20/20 (Reg. S)	1,740,000	1,734,817
Columbia Pipeline Group, Inc. 2.45% 6/1/18	460,000	459,959
Enbridge Energy Partners LP 9.875% 3/1/19	1,710,000	1,827,405
Encana Corp. 6.5% 5/15/19	805,000	839,156
Energy Transfer Partners LP 6.7% 7/1/18	275,000	278,491
Enterprise Products Operating LP:
2.55% 10/15/19	385,000	383,236
2.8% 2/15/21	1,020,000	1,013,084
Exxon Mobil Corp. 1.305% 3/6/18	1,740,000	1,739,704
Marathon Oil Corp. 2.7% 6/1/20	630,000	624,345
ONEOK Partners LP 3.2% 9/15/18	2,075,000	2,082,784
Origin Energy Finance Ltd. 3.5% 10/9/18 (c)	1,505,000	1,509,846
Panhandle Eastern Pipe Line Co. LP 7% 6/15/18	725,000	733,828
Phillips 66 Co.:
3 month U.S. LIBOR + 0.600% 2.5582% 2/26/21 (a)(b)	3,461,000	3,463,952
3 month U.S. LIBOR + 0.650% 2.3715% 4/15/19 (a)(b)(c)	530,000	530,247
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	195,000	192,996
5% 2/1/21	455,000	470,871
5.75% 1/15/20	440,000	460,174
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (a)	1,020,000	1,077,312
Shell International Finance BV 3 month U.S. LIBOR + 0.350% 1.8988% 9/12/19 (a)(b)	10,000,000	10,044,437
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.1138% 11/15/19 (a)(b)	12,000,000	12,000,738
Valero Energy Corp. 9.375% 3/15/19	735,000	784,544
Williams Partners LP 5.25% 3/15/20	720,000	751,334
		68,813,988
FINANCIALS - 10.6%
Banks - 6.7%
Abbey National PLC 2.125% 11/3/20	570,000	557,957
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.1492% 1/19/21 (a)(b)(c)	5,000,000	5,005,770
3 month U.S. LIBOR + 0.640% 2.3741% 1/18/19 (a)(b)(c)	10,000,000	10,036,800
2.1% 1/18/19 (c)	1,780,000	1,772,373
2.5% 10/30/18 (c)	11,550,000	11,554,008
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 2.3849% 8/19/20 (a)(b)(c)	7,000,000	7,035,691
ANZ National International Ltd.:
2.2% 7/17/20 (c)	825,000	810,292
2.75% 1/22/21 (c)	955,000	946,043
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.560% 2.3988% 5/15/18 (a)(b)	7,330,000	7,336,490
Banco de Credito del Peru 2.25% 10/25/19 (c)	280,000	276,360
Banco Santander Chile Mtn Rgs 2.5% 12/15/20 (c)	1,745,000	1,718,825
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.1247% 1/23/22 (a)(b)	15,825,000	15,820,919
3 month U.S. LIBOR + 0.650% 2.3447% 10/1/21 (a)(b)	10,880,000	10,960,409
3 month U.S. LIBOR + 0.870% 2.5647% 4/1/19 (a)(b)	22,130,000	22,298,166
3 month U.S. LIBOR + 1.070% 2.7279% 3/22/18 (a)(b)	7,466,000	7,470,130
3 month U.S. LIBOR + 1.160% 2.9047% 1/20/23 (a)(b)	1,480,000	1,515,678
2.503% 10/21/22	635,000	613,311
2.625% 4/19/21	715,000	704,669
5.65% 5/1/18	425,000	427,461
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 2.0285% 6/15/20 (a)(b)	11,600,000	11,646,748
3 month U.S. LIBOR + 0.600% 2.1488% 12/12/19 (a)(b)	5,000,000	5,027,959
1.75% 9/11/19	2,340,000	2,309,085
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.000% 1.9859% 1/8/21 (a)(b)	10,000,000	9,997,469
3 month U.S. LIBOR + 0.830% 2.5515% 1/15/19 (a)(b)	5,000,000	5,029,362
Bank of Tokyo-Mitsubishi UFJ Ltd. 3 month U.S. LIBOR + 1.020% 2.5935% 9/14/18 (a)(b)(c)	5,000,000	5,022,887
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.2347% 7/20/20 (a)(b)(c)	15,000,000	15,076,961
2.2% 7/20/20 (c)	940,000	921,961
2.5% 10/29/18 (c)	1,405,000	1,410,077
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.1646% 1/11/21 (a)(b)	10,000,000	10,019,670
3 month U.S. LIBOR + 0.650% 2.4435% 8/7/20 (a)(b)	15,000,000	15,092,055
2.65% 1/11/21	905,000	893,287
Barclays PLC 3 month U.S. LIBOR + 1.625% 3.333% 1/10/23 (a)(b)	1,525,000	1,569,149
BB&T Corp.:
3 month U.S. LIBOR + 0.660% 2.4334% 2/1/19 (a)(b)	2,301,000	2,311,308
3 month U.S. LIBOR + 0.860% 2.4485% 6/15/18 (a)(b)	6,575,000	6,584,335
2.15% 2/1/21	1,160,000	1,135,992
BPCE SA:
2.5% 12/10/18	2,130,000	2,132,139
2.5% 7/15/19	630,000	627,010
Bpce Sr Mtn 3 month U.S. LIBOR + 1.220% 3.1239% 5/22/22 (a)(b)(c)	605,000	614,976
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 2.1715% 1/15/20 (a)(b)	5,000,000	5,022,092
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 2.0285% 9/6/19 (a)(b)	15,000,000	15,076,722
Capital One NA:
3 month U.S. LIBOR + 0.765% 2.3285% 9/13/19 (a)(b)	10,000,000	10,051,876
2.35% 8/17/18	915,000	914,432
2.35% 1/31/20	1,275,000	1,259,887
Citibank NA:
3 month U.S. LIBOR + 0.300% 2.0392% 10/20/20 (a)(b)	4,500,000	4,496,675
1.85% 9/18/19	7,000,000	6,913,963
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 2.498% 1/10/20 (a)(b)	5,905,000	5,953,637
3 month U.S. LIBOR + 0.860% 2.3753% 12/7/18 (a)(b)	10,000,000	10,046,056
3 month U.S. LIBOR + 0.930% 2.4453% 6/7/19 (a)(b)	25,000,000	25,204,877
1.7% 4/27/18	1,065,000	1,064,340
2.05% 6/7/19	510,000	505,936
2.9% 12/8/21	1,495,000	1,475,976
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 2.0274% 3/2/20 (a)(b)	15,000,000	15,033,605
3 month U.S. LIBOR + 0.570% 2.5136% 5/26/20 (a)(b)	10,000,000	10,036,462
2.25% 3/2/20	685,000	675,691
2.45% 12/4/19	260,000	257,879
2.55% 5/13/21	520,000	509,715
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.640% 2.4335% 11/7/19 (a)(b)(c)	10,000,000	10,069,448
3 month U.S. LIBOR + 0.790% 2.5678% 11/2/18 (a)(b)(c)	12,578,000	12,631,341
1.75% 11/2/18	2,126,000	2,116,084
Credit Agricole SA 3 month U.S. LIBOR + 0.970% 2.5061% 6/10/20 (a)(b)(c)	13,280,000	13,476,677
Credit Suisse New York Branch 5.4% 1/14/20	200,000	207,969
Danske Bank A/S 2.2% 3/2/20 (c)	1,345,000	1,326,792
Discover Bank:
2.6% 11/13/18	590,000	590,412
7% 4/15/20	1,610,000	1,732,851
Fifth Third Bank:
3 month U.S. LIBOR + 0.590% 2.2646% 9/27/19 (a)(b)	5,000,000	5,029,376
3 month U.S. LIBOR + 0.910% 2.7949% 8/20/18 (a)(b)	5,000,000	5,014,704
First Niagara Financial Group, Inc. 7.25% 12/15/21	325,000	368,658
HBOS PLC 6.75% 5/21/18 (c)	415,000	418,663
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.610% 2.43% 11/13/19 (a)(b)	15,000,000	15,086,662
2.35% 3/5/20	995,000	983,779
Huntington National Bank:
3 month U.S. LIBOR + 0.510% 2.0461% 3/10/20 (a)(b)	9,027,000	9,073,373
2.2% 11/6/18	770,000	768,211
2.375% 3/10/20	1,465,000	1,453,899
ING Bank NV 3 month U.S. LIBOR + 0.690% 2.3847% 10/1/19 (a)(b)(c)	5,000,000	5,029,206
ING Groep NV 3 month U.S. LIBOR + 1.150% 2.8434% 3/29/22 (a)(b)	735,000	749,800
Intesa Sanpaolo SpA:
3.375% 1/12/23 (c)	710,000	695,551
3.875% 1/15/19	875,000	883,438
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.280% 2.604% 2/1/21 (a)(b)	595,000	593,195
3 month U.S. LIBOR + 0.400% 2.092% 9/21/18 (a)(b)	10,000,000	10,011,532
3 month U.S. LIBOR + 0.590% 2.2646% 9/23/19 (a)(b)	10,000,000	10,064,024
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 2.0861% 3/9/21 (a)(b)	1,485,000	1,491,774
3 month U.S. LIBOR + 0.955% 2.6995% 1/23/20 (a)(b)	7,111,000	7,207,785
4.25% 10/15/20	390,000	403,318
4.4% 7/22/20	235,000	243,056
4.95% 3/25/20	315,000	328,199
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.0152% 1/25/21 (a)(b)	10,000,000	9,999,300
Mitsubishi UFJ Financial Group, Inc. 3 month U.S. LIBOR + 0.920% 2.8239% 2/22/22 (a)(b)	840,000	847,980
Mizuho Bank Ltd.:
3 month U.S. LIBOR + 1.190% 2.9347% 10/20/18 (a)(b)(c)	10,000,000	10,062,900
2.15% 10/20/18 (c)	690,000	688,575
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 2.4542% 5/29/20 (a)(b)(c)	10,000,000	10,043,843
3 month U.S. LIBOR + 0.840% 2.4404% 9/17/18 (a)(b)(c)	14,000,000	14,055,857
PNC Bank NA:
3 month U.S. LIBOR + 0.360% 2.2449% 5/19/20 (a)(b)	10,000,000	10,037,889
1.8% 11/5/18	1,300,000	1,294,703
PNC Financial Services Group, Inc. 3 month U.S. LIBOR + 0.250% 2.0435% 8/7/18 (a)(b)	10,000,000	10,007,218
Regions Bank of Alabama 3 month U.S. LIBOR + 0.380% 2.0363% 4/1/21 (a)(b)	11,385,000	11,409,877
Royal Bank of Canada:
3 month U.S. LIBOR + 0.350% 1.8674% 3/2/20 (a)(b)	10,000,000	10,032,564
1.5% 6/7/18	5,000,000	4,991,271
Royal Bank of Scotland Group PLC 6.4% 10/21/19	295,000	310,845
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	812,949
Skandinaviska Enskilda Banken AB 1.5% 9/13/19	1,480,000	1,453,815
Standard Chartered PLC 2.1% 8/19/19 (c)	390,000	385,637
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.0813% 1/17/20 (a)(b)	9,548,000	9,554,875
3 month U.S. LIBOR + 0.540% 2.2446% 1/11/19 (a)(b)	17,900,000	17,955,115
1.762% 10/19/18	435,000	432,967
Sumitomo Mitsui Trust Bank Ltd.:
1.8% 3/28/18 (c)	1,815,000	1,814,659
1.95% 9/19/19 (c)	605,000	597,302
SunTrust Bank 3 month U.S. LIBOR + 0.530% 2.3023% 1/31/20 (a)(b)	10,000,000	10,064,103
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	644,597
Swedbank AB 1.75% 3/12/18 (c)	2,835,000	2,834,643
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 1.9852% 1/25/21 (a)(b)	11,565,000	11,566,263
3 month U.S. LIBOR + 0.650% 2.47% 8/13/19 (a)(b)	10,000,000	10,064,700
U.S. Bancorp 3 month U.S. LIBOR + 0.490% 2.3288% 11/15/18 (a)(b)	6,505,000	6,519,571
U.S. Bank NA 3 month U.S. LIBOR + 0.150% 2.0936% 5/24/19 (a)(b)	10,000,000	10,004,438
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.400% 1.9735% 9/14/18 (a)(b)	5,000,000	5,007,064
2.55% 12/7/20	95,000	93,845
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 1.9745% 1/15/20 (a)(b)	10,000,000	9,995,673
3 month U.S. LIBOR + 0.500% 2.4842% 11/28/18 (a)(b)	10,000,000	10,028,980
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.560% 2.4449% 8/19/19 (a)(b)	9,250,000	9,290,458
3 month U.S. LIBOR + 0.740% 2.6598% 11/23/18 (a)(b)	5,000,000	5,021,716
		654,759,572
Capital Markets - 1.8%
Cboe Global Markets, Inc. 1.95% 6/28/19	620,000	613,650
Deutsche Bank AG London Branch:
3 month U.S. LIBOR + 1.450% 3.1841% 1/18/19 (a)(b)	19,490,000	19,659,752
3 month U.S. LIBOR + 1.910% 3.7205% 5/10/19 (a)(b)	10,000,000	10,161,061
Deutsche Bank AG New York Branch 3 month U.S. LIBOR + 0.800% 2.5597% 1/22/21 (a)(b)	10,000,000	9,978,439
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.780% 2.5523% 10/31/22 (a)(b)	510,000	511,496
3 month U.S. LIBOR + 0.800% 2.3635% 12/13/19 (a)(b)	10,000,000	10,088,230
3 month U.S. LIBOR + 1.040% 2.7852% 4/25/19 (a)(b)	3,866,000	3,896,657
3 month U.S. LIBOR + 1.100% 2.9388% 11/15/18 (a)(b)	10,000,000	10,060,280
3 month U.S. LIBOR + 1.110% 2.8625% 4/26/22 (a)(b)	1,140,000	1,155,209
3 month U.S. LIBOR + 1.200% 2.7885% 9/15/20 (a)(b)	4,670,000	4,760,978
1.95% 7/23/19	525,000	520,203
2.3% 12/13/19	810,000	803,260
2.75% 9/15/20	220,000	218,544
5.375% 3/15/20	395,000	413,565
6% 6/15/20	120,000	127,879
6.15% 4/1/18	3,580,000	3,590,955
Legg Mason, Inc. 2.7% 7/15/19	185,000	184,541
Merrill Lynch & Co., Inc. 6.875% 4/25/18	1,465,000	1,474,947
Moody's Corp. 3 month U.S. LIBOR + 0.350% 1.8374% 9/4/18 (a)(b)	15,000,000	15,014,175
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 2.3298% 2/10/21 (a)(b)	11,225,000	11,254,297
3 month U.S. LIBOR + 0.740% 2.4845% 7/23/19 (a)(b)	5,000,000	5,027,493
3 month U.S. LIBOR + 0.800% 2.6334% 2/14/20 (a)(b)	10,000,000	10,046,419
3 month U.S. LIBOR + 0.850% 2.5913% 1/24/19 (a)(b)	1,530,000	1,538,507
3 month U.S. LIBOR + 1.375% 3.1484% 2/1/19 (a)(b)	20,000,000	20,190,215
2.125% 4/25/18	500,000	499,975
2.45% 2/1/19	880,000	877,938
5.5% 1/26/20	300,000	314,148
5.5% 7/24/20	670,000	708,272
6.625% 4/1/18	490,000	491,741
S&P Global, Inc. 2.5% 8/15/18	230,000	230,215
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 2.1026% 6/8/20 (a)(b)(c)	23,790,000	23,898,387
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 2.4734% 8/14/19 (a)(b)	4,329,000	4,356,413
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 3.1398% 5/23/23 (a)(b)(c)	880,000	898,251
UBS Group Funding Ltd. 3% 4/15/21 (c)	1,495,000	1,484,829
		175,050,921
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	485,000	489,365
3.95% 2/1/22	1,070,000	1,080,717
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 2.117% 5/3/19 (a)(b)	5,000,000	5,009,652
3 month U.S. LIBOR + 0.430% 1.9174% 3/3/20 (a)(b)	15,000,000	15,050,850
Capital One Bank U.S.A. NA 8.8% 7/15/19	355,000	381,913
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 2.5705% 5/12/20 (a)(b)	10,000,000	10,082,470
2.4% 10/30/20	350,000	343,833
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 2.218% 1/10/20 (a)(b)	5,000,000	5,032,287
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.900% 2.4885% 6/15/18 (a)(b)	22,000,000	22,031,077
3 month U.S. LIBOR + 1.000% 2.7039% 1/9/20 (a)(b)	7,000,000	7,079,933
2.021% 5/3/19	895,000	886,132
2.551% 10/5/18	1,385,000	1,384,470
3.47% 4/5/21	415,000	414,950
Hyundai Capital America:
1.75% 9/27/19 (c)	545,000	533,564
2% 7/1/19 (c)	480,000	473,395
2.4% 10/30/18 (c)	850,000	848,168
2.5% 3/18/19 (c)	1,455,000	1,447,372
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.380% 2.0838% 4/6/18 (a)(b)	5,000,000	5,001,903
3 month U.S. LIBOR + 0.820% 2.7049% 2/19/19 (a)(b)	15,000,000	15,101,903
		92,673,954
Diversified Financial Services - 0.3%
Berkshire Hathaway Finance Corp.:
3 month U.S. LIBOR + 0.250% 1.9546% 1/11/19 (a)(b)	10,000,000	10,019,157
3 month U.S. LIBOR + 0.690% 2.2785% 3/15/19 (a)(b)	10,000,000	10,067,897
Boral Finance Pty Ltd. 3% 11/1/22 (c)	135,000	132,189
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	171,337
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20	1,640,000	1,619,979
3% 1/15/22	1,540,000	1,507,012
CNH Industrial Capital LLC 3.375% 7/15/19	530,000	530,530
ENEL Finance International NV 2.875% 5/25/22 (c)	1,175,000	1,152,467
Nationwide Building Society 2.35% 1/21/20 (c)	755,000	746,127
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 2.0034% 2/1/19 (a)(b)(c)	7,140,000	7,147,188
		33,093,883
Insurance - 0.9%
ACE INA Holdings, Inc.:
2.3% 11/3/20	970,000	959,062
5.8% 3/15/18	1,000,000	1,001,426
AIA Group Ltd. 2.25% 3/11/19 (c)	336,000	333,158
Aon PLC 2.8% 3/15/21	1,320,000	1,307,715
Lincoln National Corp. 4% 9/1/23	270,000	278,133
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	576,403
MassMutual Global Funding II 1.55% 10/11/19 (c)	1,476,000	1,449,515
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.340% 1.9135% 9/14/18 (a)(b)(c)	15,000,000	15,020,408
3 month U.S. LIBOR + 0.400% 1.9488% 6/12/20 (a)(b)(c)	10,000,000	10,049,751
1.75% 9/19/19 (c)	1,545,000	1,524,672
New York Life Global Funding:
3 month U.S. LIBOR + 0.180% 1.8838% 7/6/18 (a)(b)(c)	5,000,000	5,002,183
3 month U.S. LIBOR + 0.390% 2.1313% 10/24/19 (a)(b)(c)	10,000,000	10,046,786
3 month U.S. LIBOR + 0.400% 2.1038% 4/6/18 (a)(b)(c)	5,000,000	4,999,290
1.55% 11/2/18 (c)	2,430,000	2,418,457
Principal Financial Group, Inc. 1.5% 4/18/19 (c)	550,000	543,762
Principal Life Global Funding II:
3 month U.S. LIBOR + 0.300% 2.1921% 5/21/18 (a)(b)(c)	5,000,000	5,000,824
2.2% 4/8/20 (c)	1,000,000	987,684
Provident Companies, Inc. 7% 7/15/18	265,000	269,543
Prudential Financial, Inc. 3 month U.S. LIBOR + 0.780% 2.6188% 8/15/18 (a)(b)	19,374,000	19,433,383
Reinsurance Group of America, Inc.:
5% 6/1/21	125,000	131,305
6.45% 11/15/19	1,100,000	1,163,230
Trinity Acquisition PLC 3.5% 9/15/21	335,000	337,025
Xlit Ltd. 2.3% 12/15/18	925,000	922,422
		83,756,137

TOTAL FINANCIALS		1,039,334,467

HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc.:
1.8% 5/14/18	3,100,000	3,097,086
2.3% 5/14/21	850,000	829,770
Baxalta, Inc.:
3 month U.S. LIBOR + 0.780% 2.4379% 6/22/18 (a)(b)	515,000	515,730
2% 6/22/18	175,000	174,784
Biogen, Inc. 2.9% 9/15/20	510,000	508,934
Celgene Corp. 2.875% 2/19/21	675,000	671,738
		5,798,042
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories:
2.35% 11/22/19	2,480,000	2,467,037
2.9% 11/30/21	1,075,000	1,065,936
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (a)(b)	5,824,000	5,830,756
2.404% 6/5/20	1,195,000	1,175,560
2.675% 12/15/19	1,160,000	1,155,458
		11,694,747
Health Care Providers & Services - 0.2%
Anthem, Inc. 2.5% 11/21/20	665,000	657,649
Catholic Health Initiatives 2.6% 8/1/18	745,000	746,607
Express Scripts Holding Co.:
3 month U.S. LIBOR + 0.750% 2.198% 11/30/20 (a)(b)	14,225,000	14,235,640
2.25% 6/15/19	160,000	158,795
HCA Holdings, Inc. 3.75% 3/15/19	2,875,000	2,893,055
Humana, Inc. 2.625% 10/1/19	890,000	888,565
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	729,295
Universal Health Services, Inc. 3.75% 8/1/19 (c)	750,000	755,625
WellPoint, Inc. 2.3% 7/15/18	995,000	995,031
		22,060,262
Pharmaceuticals - 0.3%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.6288% 3/12/18 (a)(b)	5,356,000	5,357,205
2.35% 3/12/18	1,410,000	1,410,292
3% 3/12/20	435,000	434,733
Johnson & Johnson 1.95% 11/10/20	460,000	453,291
Roche Holdings, Inc. 2.25% 9/30/19 (c)	10,000,000	9,950,008
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	3,165,000	3,116,039
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	11,805,000	11,775,418
1.7% 7/19/19	2,280,000	2,224,713
2.2% 7/21/21	85,000	78,770
		34,800,469

TOTAL HEALTH CARE		74,353,520

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Arconic, Inc. 5.72% 2/23/19	125,000	129,063
Harris Corp. 1.999% 4/27/18	1,665,000	1,664,295
Rockwell Collins, Inc. 1.95% 7/15/19	455,000	450,441
		2,243,799
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.5% 4/1/23	995,000	964,998
Airlines - 0.0%
Delta Air Lines, Inc.:
2.6% 12/4/20	290,000	286,261
2.875% 3/13/20	1,880,000	1,875,461
Southwest Airlines Co. 2.75% 11/6/19	640,000	640,000
		2,801,722
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	145,000	143,457
Industrial Conglomerates - 0.2%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.350% 2.0469% 10/30/19 (a)(b)	15,000,000	15,034,059
1.8% 10/30/19	1,065,000	1,050,712
Roper Technologies, Inc.:
2.05% 10/1/18	1,775,000	1,770,474
3% 12/15/20	195,000	195,365
		18,050,610
Machinery - 0.3%
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.180% 1.6885% 12/6/18 (a)(b)	10,000,000	10,007,745
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 1.8638% 1/8/21 (a)(b)	8,720,000	8,722,848
3 month U.S. LIBOR + 0.570% 2.2738% 1/8/19 (a)(b)	5,000,000	5,021,605
Stanley Black & Decker, Inc.:
1.622% 11/17/18	80,000	79,505
2.451% 11/17/18	2,660,000	2,652,949
		26,484,652
Professional Services - 0.0%
Equifax, Inc. 2.3% 6/1/21	305,000	296,818
Road & Rail - 0.1%
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	405,000	398,705
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	234,675
Kansas City Southern 2.35% 5/15/20	1,515,000	1,499,708
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (c)	830,000	827,802
2.875% 7/17/18 (c)	1,675,000	1,677,810
3.375% 3/15/18 (c)	1,840,000	1,840,590
		6,479,290
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.125% 1/15/20	1,285,000	1,266,993
2.5% 3/1/21	275,000	270,073
GATX Corp.:
2.375% 7/30/18	1,005,000	1,004,325
2.5% 7/30/19	660,000	656,935
2.6% 3/30/20	980,000	973,055
International Lease Finance Corp. 6.25% 5/15/19	650,000	674,252
		4,845,633
Transportation Infrastructure - 0.0%
HPHT Finance 15 Ltd. 2.25% 3/17/18 (c)	1,281,000	1,280,653

TOTAL INDUSTRIALS		63,591,632

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Cisco Systems, Inc. 3 month U.S. LIBOR + 0.310% 1.8985% 6/15/18 (a)(b)	15,000,000	15,011,109
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (c)	1,040,000	1,046,006
Keysight Technologies, Inc. 3.3% 10/30/19	3,710,000	3,721,744
		4,767,750
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	1,956,452
Baidu.com, Inc. 2.75% 6/9/19	2,665,000	2,657,407
eBay, Inc. 2.15% 6/5/20	805,000	792,934
Tencent Holdings Ltd.:
2.875% 2/11/20 (c)	1,555,000	1,555,961
3.375% 5/2/19 (c)	1,080,000	1,087,869
		8,050,623
IT Services - 0.0%
DXC Technology Co.:
3 month U.S. LIBOR + 0.950% 2.4306% 3/1/21 (a)(b)	1,860,000	1,862,789
2.875% 3/27/20	975,000	972,609
Fidelity National Information Services, Inc. 2.25% 8/15/21	1,080,000	1,047,371
		3,882,769
Semiconductors & Semiconductor Equipment - 0.0%
Qualcomm, Inc. 2.1% 5/20/20	615,000	602,934
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3 month U.S. LIBOR + 0.140% 1.927% 8/2/19 (a)(b)	10,000,000	10,012,502
1.8% 11/13/19	1,425,000	1,409,025
Hewlett Packard Enterprise Co.:
2.1% 10/4/19 (c)	595,000	587,271
2.85% 10/5/18	915,000	916,763
Seagate HDD Cayman 3.75% 11/15/18	865,000	873,045
Xerox Corp.:
2.75% 3/15/19	605,000	603,710
5.625% 12/15/19	1,125,000	1,174,265
		15,576,581

TOTAL INFORMATION TECHNOLOGY		47,891,766

MATERIALS - 0.2%
Chemicals - 0.1%
Air Liquide Finance 1.375% 9/27/19 (c)	1,470,000	1,440,168
LyondellBasell Industries NV:
5% 4/15/19	200,000	203,886
6% 11/15/21	615,000	668,473
Sherwin-Williams Co. 2.25% 5/15/20	3,065,000	3,022,790
Solvay Finance America LLC 3.4% 12/3/20 (c)	950,000	957,420
		6,292,737
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
3 month U.S. LIBOR + 0.500% 2.0226% 12/20/19 (a)(b)	600,000	601,474
3 month U.S. LIBOR + 0.650% 2.5539% 5/22/20 (a)(b)	330,000	331,593
Vulcan Materials Co.:
3 month U.S. LIBOR + 0.600% 2.1885% 6/15/20 (a)(b)	790,000	790,316
3 month U.S. LIBOR + 0.650% 2.5739% 3/1/21 (a)(b)	1,620,000	1,619,232
		3,342,615
Containers & Packaging - 0.0%
Packaging Corp. of America 2.45% 12/15/20	555,000	547,152
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.625% 5/14/20 (c)	1,455,000	1,462,866
9.375% 4/8/19 (c)	2,110,000	2,262,975
Goldcorp, Inc. 2.125% 3/15/18	2,477,000	2,476,973
Southern Copper Corp. 5.375% 4/16/20	215,000	224,789
		6,427,603
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 7.25% 7/29/19	500,000	527,532

TOTAL MATERIALS		17,137,639

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	865,000	874,046
ARC Properties Operating Partnership LP 3% 2/6/19	2,630,000	2,636,720
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,158,220
3.4% 2/15/21	860,000	864,135
Kimco Realty Corp. 6.875% 10/1/19	455,000	483,536
		6,016,657
Real Estate Management & Development - 0.0%
Bestgain Real Estate Ltd. 2.625% 3/13/18 (Reg. S)	3,285,000	3,284,336
China Overseas Finance Cayman 4.25% 5/8/19	645,000	652,897
WEA Finance LLC/Westfield UK & Europe Finance PLC:
2.7% 9/17/19 (c)	1,500,000	1,497,166
3.25% 10/5/20 (c)	235,000	237,166
		5,671,565

TOTAL REAL ESTATE		11,688,222

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3 month U.S. LIBOR + 0.910% 2.8663% 11/27/18 (a)(b)	9,254,000	9,302,750
2.3% 3/11/19	690,000	688,704
BellSouth Corp. 4.285% 4/26/18 (a)(c)	4,420,000	4,436,360
British Telecommunications PLC 2.35% 2/14/19	5,000,000	4,986,529
Deutsche Telekom International Financial BV 3 month U.S. LIBOR + 0.580% 2.3113% 1/17/20 (a)(b)(c)	10,000,000	10,026,414
SBA Tower Trust:
2.24% 4/16/18 (c)	820,000	820,000
2.877% 7/10/46 (c)	370,000	361,760
3.156% 10/15/20 (c)	265,000	260,593
3.448% 3/15/48 (c)(d)	880,000	880,000
Telecom Italia Capital SA 6.999% 6/4/18	1,622,000	1,640,734
Telefonica Emisiones S.A.U. 3.192% 4/27/18	735,000	735,907
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 2.4539% 5/22/20 (a)(b)	25,000,000	25,143,452
		59,283,203
UTILITIES - 0.9%
Electric Utilities - 0.5%
FirstEnergy Corp. 2.85% 7/15/22	885,000	860,260
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.069% 11/6/20 (a)(b)	10,000,000	9,999,940
Georgia Power Co. 1.95% 12/1/18	460,000	457,978
NextEra Energy Capital Holdings, Inc.:
1.649% 9/1/18	1,025,000	1,019,507
2.3% 4/1/19	375,000	373,751
PPL Capital Funding, Inc. 1.9% 6/1/18	865,000	863,950
Southern Co.:
1.55% 7/1/18	10,365,000	10,338,725
1.85% 7/1/19	11,295,000	11,169,560
2.35% 7/1/21	280,000	272,072
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (c)	2,235,000	2,199,470
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 2.308% 4/10/18 (a)(b)	7,805,000	7,807,627
		45,362,840
Gas Utilities - 0.1%
ENN Energy Holdings Ltd. 6% 5/13/21 (c)	350,000	374,432
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 2.3842% 11/29/19 (a)(b)	7,042,000	7,030,500
		7,404,932
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC:
2.95% 1/15/20	810,000	809,885
5.2% 10/1/19	150,000	155,472
		965,357
Multi-Utilities - 0.3%
CMS Energy Corp. 8.75% 6/15/19	932,000	999,125
Dominion Resources, Inc.:
3 month U.S. LIBOR + 0.400% 1.9226% 12/1/20 (a)(b)(c)	10,000,000	9,986,726
1.5% 9/30/18 (c)	700,000	696,795
1.875% 1/15/19	415,000	412,730
2.579% 7/1/20 (a)	410,000	405,095
2.962% 7/1/19	330,000	330,427
NiSource Finance Corp. 6.8% 1/15/19	171,000	176,874
San Diego Gas & Electric Co. 1.914% 2/1/22	274,287	266,830
Sempra Energy:
3 month U.S. LIBOR + 0.500% 2.2145% 1/15/21 (a)(b)	15,575,000	15,591,541
1.625% 10/7/19	1,755,000	1,722,969
		30,589,112

TOTAL UTILITIES		84,322,241

TOTAL NONCONVERTIBLE BONDS
(Cost $1,682,864,418)		1,686,048,309

U.S. Government and Government Agency Obligations - 1.5%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.25% 8/17/21	$3,000,000	$2,873,565
1.5% 7/30/20	4,255,000	4,168,509
Federal Home Loan Bank 0.875% 6/29/18	4,545,000	4,531,774

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		11,573,848

U.S. Treasury Obligations - 1.4%
U.S. Treasury Notes:
0.75% 7/15/19	40,000,000	39,231,250
1.25% 1/31/20	20,800,000	20,407,562
1.375% 9/15/20	6,090,000	5,943,697
1.5% 6/15/20	4,500,000	4,417,031
1.625% 11/30/20 (e)	59,560,000	58,345,535
1.875% 12/15/20	4,520,000	4,456,967

TOTAL U.S. TREASURY OBLIGATIONS		132,802,042

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $146,242,459)		144,375,890

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.528% 3.291% 7/1/35 (a)(b)	13,944	14,592
12 month U.S. LIBOR + 1.557% 3.342% 12/1/35 (a)(b)	8,918	9,335
12 month U.S. LIBOR + 1.655% 3.41% 8/1/37 (a)(b)	11,682	12,292
12 month U.S. LIBOR + 1.690% 3.522% 5/1/38 (a)(b)	162,712	170,417
12 month U.S. LIBOR + 1.788% 3.538% 5/1/38 (a)(b)	34,005	35,803
12 month U.S. LIBOR + 1.829% 3.596% 5/1/38 (a)(b)	55,965	59,032
12 month U.S. LIBOR + 1.830% 3.58% 4/1/38 (a)(b)	23,994	25,212
12 month U.S. LIBOR + 1.853% 3.603% 8/1/38 (a)(b)	13,794	14,515
12 month U.S. LIBOR + 2.040% 3.79% 12/1/36 (a)(b)	16,889	17,776
6 month U.S. LIBOR + 1.363% 2.861% 10/1/33 (a)(b)	52,125	53,822
3% 2/1/30	41,271	41,360
3.5% 11/1/26 to 3/1/33	3,624,592	3,694,933
4% 2/1/25 to 3/1/47	4,612,914	4,740,193
4.5% 5/1/19 to 3/1/46	5,140,523	5,366,138
5% 11/1/18 to 6/1/39	2,272,036	2,433,154
5.5% 4/1/18 to 5/1/40	3,592,316	3,914,741
6% 1/1/22 to 1/1/41	1,071,116	1,172,936
6.5% 7/1/32 to 12/1/32	149,284	167,110

TOTAL FANNIE MAE		21,943,361

Fannie Mae Connecticut Avenue Securities - 0.0%
1 month U.S. LIBOR + 0.750% 2.3707% 2/25/30 (a)(b)	486,879	488,046
Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.591% 3.341% 9/1/35 (a)(b)	9,771	10,219
12 month U.S. LIBOR + 1.625% 3.375% 7/1/38 (a)(b)	25,445	26,637
12 month U.S. LIBOR + 1.625% 3.416% 6/1/38 (a)(b)	43,302	45,455
12 month U.S. LIBOR + 1.726% 3.484% 7/1/35 (a)(b)	20,357	21,380
12 month U.S. LIBOR + 1.733% 3.358% 2/1/37 (a)(b)	10,368	10,850
12 month U.S. LIBOR + 1.733% 3.533% 10/1/36 (a)(b)	83,542	87,743
12 month U.S. LIBOR + 1.766% 3.541% 5/1/38 (a)(b)	26,309	27,660
12 month U.S. LIBOR + 1.775% 3.539% 5/1/37 (a)(b)	16,602	17,449
12 month U.S. LIBOR + 1.800% 3.39% 2/1/37 (a)(b)	13,777	14,434
12 month U.S. LIBOR + 1.965% 3.708% 11/1/36 (a)(b)	4,991	5,257
12 month U.S. LIBOR + 1.983% 3.761% 12/1/36 (a)(b)	7,609	8,002
12 month U.S. LIBOR + 2.076% 3.805% 2/1/38 (a)(b)	58,841	61,818
12 month U.S. LIBOR + 2.149% 3.854% 2/1/37 (a)(b)	27,551	28,525
U.S. TREASURY 1 YEAR INDEX + 2.347% 3.079% 11/1/34 (a)(b)	19,011	20,016
4.5% 10/1/19	16,204	16,391
5% 10/1/18 to 12/1/23	337,276	351,407
5.5% 11/1/21 to 10/1/38	70,269	73,611
6% 7/1/21 to 1/1/38	216,327	239,530

TOTAL FREDDIE MAC		1,066,384

Ginnie Mae - 0.0%
6% 7/15/36	336,659	384,290
4.5% 9/20/40	191,273	201,266
5% 12/20/34 to 3/20/41	719,967	778,339

TOTAL GINNIE MAE		1,363,895

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $25,131,271)		24,861,686

Asset-Backed Securities - 6.6%
Allegro CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 0.840% 2.5852% 7/25/27 (a)(b)(c)	$1,225,000	$1,224,434
Ally Auto Receivables Trust:
Series 2015-1 Class A4, 1.75% 5/15/20	340,000	338,538
Series 2015-2 Class C, 2.41% 1/15/21 (c)	1,110,000	1,106,062
Series 2016-1 Class D, 2.84% 9/15/22	390,000	391,387
Series 2017-1 Class A2, 1.45% 10/15/19	2,413,818	2,410,069
Series 2017-2:
Class A2, 1.49% 11/15/19	3,206,918	3,201,097
Class C, 2.46% 9/15/22	745,000	734,325
Class D, 2.93% 11/15/23	200,000	196,530
Series 2018-1 Class A2, 2.08% 9/15/20	4,266,000	4,256,283
Ally Master Owner Trust:
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 2.1295% 1/15/21 (a)(b)	7,152,000	7,175,574
Series 2015-3 Class A, 1.63% 5/15/20	2,645,000	2,642,950
Series 2017-1 Class A, 1 month U.S. LIBOR + 0.400% 1.9595% 2/15/21 (a)(b)	10,000,000	10,020,331
Series 2017-2 Class A, 1 month U.S. LIBOR + 0.340% 1.8995% 6/15/21 (a)(b)	410,000	410,660
Series 2017-3 Class A1, 1 month U.S. LIBOR + 0.500% 1.9895% 6/15/22 (a)(b)	310,000	311,408
Series 2018-1 Class A1:
1 month U.S. LIBOR + 0.000% 0.28% 1/17/23 (a)(b)	8,383,000	8,383,575
2.7% 1/17/23	1,905,000	1,894,229
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class E, 3.58% 8/9/21 (c)	385,000	387,445
Series 2014-2 Class E, 3.37% 11/8/21 (c)	815,000	819,449
Series 2014-3:
Class C, 2.58% 9/8/20	1,190,000	1,191,495
Class D, 3.13% 10/8/20	955,000	960,599
Class E, 3.72% 3/8/22 (c)	340,000	341,225
Series 2014-4:
Class C, 2.47% 11/9/20	505,000	505,363
Class E, 3.66% 3/8/22	325,000	325,679
Series 2015, Class D, 3% 6/8/21	540,000	542,391
Series 2015-2 Class A3, 1.27% 1/8/20	23,974	23,972
Series 2015-3 Class D, 3.34% 8/8/21	680,000	685,919
Americredit Automobile Receivables Trust Series 2015-4 Class A3, 1.7% 7/8/20	265,822	265,396
AmeriCredit Automobile Receivables Trust:
Series 2016-1:
Class A3, 1.81% 10/8/20	117,458	117,306
Class C, 2.89% 1/10/22	1,855,000	1,854,433
Series 2016-2 Class A2A, 1.42% 10/8/19	24,219	24,217
Series 2016-3 Class D, 2.71% 9/8/22	810,000	798,245
Series 2016-4 Class A3, 1.53% 7/8/21	1,095,000	1,085,209
Series 2017-1 Class C, 2.71% 8/18/22	240,000	237,042
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	388,401
Class C, 2.69% 6/19/23	420,000	414,808
Ari Fleet Lease Trust Series 2015-A Class A3, 1.67% 9/15/23 (c)	1,056,827	1,054,966
ARI Fleet Lease Trust:
Series 2016-A Class A2, 1.82% 7/15/24 (c)	415,336	414,862
Series 2017-A Class A2, 1.91% 4/15/26 (c)	290,000	288,543
Series 2018-A Class A2, 2.55% 10/15/26 (c)	605,000	604,908
Ascentium Equipment Receivables LLC:
Series 2015-2A Class A3, 1.93% 3/11/19 (c)	167,258	167,235
Series 2016-2A Class A2, 1.77% 4/10/19 (c)	120,549	120,339
Series 2017-1A:
Class A2, 1.87% 7/10/19 (c)	320,540	319,764
Class A3, 2.29% 6/10/21 (c)	340,000	336,631
Series 2017-2 Class A3, 2.31% 12/10/21 (c)	880,000	865,447
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2013-2A:
Class A, 2.97% 2/20/20(c)	295,000	296,025
Class B, 3.66% 2/20/20 (c)	595,000	598,495
Series 2014-1A Class A, 2.46% 7/20/20 (c)	330,000	328,946
Series 2014-2A Class A, 2.5% 2/20/21 (c)	2,230,000	2,216,401
Series 2015-2A Class A, 2.63% 12/20/21 (c)	510,000	504,705
Series 2016-1A Class A, 2.99% 6/20/22 (c)	610,000	606,970
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 2.4255% 1/20/28 (a)(b)(c)	1,525,000	1,524,510
Bank of America Credit Card Master Trust Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.390% 1.9495% 10/15/21 (a)(b)	4,970,000	4,987,499
Bank of The West Auto Trust Series 2017-1 Class A2, 1.94% 2/15/21 (c)	6,510,000	6,476,666
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	28,277	28,243
Bayview Opportunity Master Fund Series 2017-SPL4 Class A, 3.5% 1/28/55 (c)	547,107	550,868
Bayview Opportunity Master Fund Trust 3.5% 1/28/58 (a)(c)	1,809,713	1,830,718
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (c)	1,551,076	1,562,460
BMW Vehicle Lease Trust:
Series 2016-2:
Class A2, 1.25% 1/22/19	822,869	821,918
Class A3, 1.43% 9/20/19	495,000	492,392
Series 2017-2:
Class A2A, 1.8% 2/20/20	5,000,000	4,981,253
Class A3, 2.07% 10/20/20	435,000	431,027
BMW Vehicles Lease Trust Series 2017-1 Class A3, 2.04% 5/20/20	570,000	566,796
California Republic Auto Receivables Trust Series 2015-1 Class B, 2.51% 2/16/21	295,000	293,486
Canadian Pacer Auto Receivables Trust Series 2017-A1 Class A2A, 1.772% 12/19/19 (c)	7,468,000	7,445,145
Capital Auto Receivables Asset Trust:
Series 2015-2 Class A3, 1.73% 9/20/19	144,455	144,390
Series 2016-1 Class A3, 1.73% 4/20/20	342,539	341,836
Series 2016-2 Class A4, 1.63% 1/20/21	385,000	380,948
Series 2016-3 Class A3, 1.54% 8/20/20	449,365	447,569
Series 2017-1:
Class B, 2.61% 5/20/22 (c)	145,000	142,440
Class C, 3.03% 9/20/22 (c)	235,000	231,441
Capital One Multi-Asset Execution Trust:
Series 2014-A3 Class A3, 1 month U.S. LIBOR + 0.380% 1.9395% 1/18/22 (a)(b)	4,000,000	4,010,601
Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 2.1895% 2/15/24 (a)(b)	13,275,000	13,424,696
Series 2016-A1 Class A1, 1 month U.S. LIBOR + 0.450% 2.0095% 2/15/22 (a)(b)	10,000,000	10,034,997
Carlyle Global Market Strategies Series 2014-2A Class AR, 3 month U.S. LIBOR + 1.250% 2.6659% 5/15/25 (a)(b)(c)	1,225,000	1,226,134
Carlyle Global Market Strategies Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.000% 2.3626% 4/20/27 (a)(b)(c)	915,000	914,968
Carmax Auto Owner Trust Series 2014-1:
Class B, 1.69% 8/15/19	100,000	99,991
Class C, 1.93% 11/15/19	145,000	145,015
CarMax Auto Owner Trust:
Series 2016-4:
Class A2, 1.21% 11/15/19	2,974,528	2,967,930
Class A3, 1.4% 8/15/21	1,145,000	1,129,284
Series 2017-1 Class A2, 1.6% 2/18/20	2,689,594	2,684,526
Series 2017-3 Class A2A, 1.64% 9/15/20	7,150,000	7,118,598
Series 2017-4:
Class A2A, 1.79% 4/15/21	5,000,000	4,975,598
Class C, 2.7% 10/16/23	205,000	198,959
CCG Receivables Trust:
Series 2015-1 Class B, 2.6% 1/17/23 (c)	300,000	299,655
Series 2016-1 Class A2, 1.69% 9/14/22 (c)	216,687	215,533
Chase Issuance Trust:
Series 2013-A3 Class A3, 1 month U.S. LIBOR + 0.280% 1.8395% 4/15/20 (a)(b)	3,153,000	3,154,118
Series 2014-A5 Class A5, 1 month U.S. LIBOR + 0.370% 1.9295% 4/15/21 (a)(b)	10,000,000	10,031,416
Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.940% 1.9695% 5/17/21 (a)(b)	10,000,000	10,038,468
Chesapeake Funding II LLC Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.800% 2.0375% 5/15/29 (a)(b)(c)	10,000,000	9,999,085
Chrysler Capital Auto Receivables Trust:
Series 2014-B Class D, 3.44% 8/16/21 (c)	605,000	609,163
Series 2016-BA:
Class A2, 1.36% 1/15/20 (c)	718,210	717,908
Class A3, 1.64% 7/15/21 (c)	280,000	278,176
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,095,733
Series 2017-A1 Class A1, 1 month U.S. LIBOR + 0.250% 1.8061% 1/19/21 (a)(b)	10,000,000	10,016,686
Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 1.775% 4/7/22 (a)(b)	10,000,000	10,016,872
Series 2017-A9 Class A9, 1.8% 9/20/21	4,284,000	4,238,610
CNH Equipment Trust:
Series 2014-C Class A3, 1.05% 11/15/19	61,181	61,089
Series 2015-C:
Class A3, 1.66% 11/16/20	654,093	651,833
Class B, 2.4% 2/15/23	1,265,000	1,256,570
Series 2016-C Class A3, 1.44% 12/15/21	670,000	660,822
Dell Equipment Finance Trust Series 2017-2 Class A2A, 1.97% 2/24/20 (c)	7,000,000	6,970,811
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (c)	73,991	73,960
Series 2014-1 Class A, 2.54% 5/20/27 (c)	197,229	196,399
Series 2015-1 Class A, 2.73% 7/20/27 (c)	146,015	145,281
Series 2015-2 Class A, 2.99% 5/22/28 (c)	164,661	163,576
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,774,100
Series 2014-A1 Class A1, 1 month U.S. LIBOR + 0.430% 1.9895% 7/15/21 (a)(b)	3,905,000	3,914,302
Series 2016-A2 Class A2, 1 month U.S. LIBOR + 0.540% 2.0995% 9/15/21 (a)(b)	10,000,000	10,047,734
DLL Securitization Trust Series 2017-A Class A2, 1.89% 7/15/20 (c)	14,000,000	13,931,568
Elara HGV Timeshare Issuer Series 2017-A Class A, 2.69% 3/25/30 (c)	390,824	384,710
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (c)	138,538	135,922
Enterprise Fleet Financing LLC:
Series 2015-2 Class A2, 1.59% 2/22/21 (c)	199,150	199,068
Series 2016-1 Class A2, 1.83% 9/20/21 (c)	1,052,181	1,050,075
Series 2016-2 Class A2, 1.74% 2/22/22 (c)	3,360,888	3,346,960
Series 2017-1 Class A2, 2.13% 7/20/22 (c)	355,899	354,617
Series 2017-2 Class A2, 1.97% 1/20/23 (c)	420,000	417,335
Series 2017-3 Class A2, 2.13% 5/22/23 (c)	1,415,000	1,402,978
Fifth Third Auto Trust Series 2017-1 Class A2A, 1.59% 4/15/20	7,933,000	7,905,142
Ford Credit Auto Lease Trust:
Series 2017-A Class A4, 2.02% 6/15/20	1,200,000	1,191,606
Series 2017-B Class A4, 2.17% 2/15/21	545,000	539,347
Ford Credit Floorplan Master Owner Trust:
Series 2013-2 Class A, 2.09% 3/15/22 (c)	570,000	562,987
Series 2014-2 Class A, 1 month U.S. LIBOR + 0.500% 2.0595% 2/15/21 (a)(b)	6,200,000	6,227,312
Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.570% 2.1295% 1/15/22 (a)(b)	7,054,000	7,106,314
Series 2016-3:
Class A1, 1.55% 7/15/21	1,360,000	1,341,542
Class B, 1.75% 7/15/21	425,000	419,236
Series 2016-4 Class A, 1 month U.S. LIBOR + 0.530% 2.0895% 7/15/20 (a)(b)	10,000,000	10,016,177
Series 2016-5 Class B, 2.16% 11/15/21	920,000	911,637
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 0.680% 1.9795% 5/15/22 (a)(b)	10,000,000	10,048,012
Class B, 2.55% 5/15/22	830,000	820,171
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.620% 1.9095% 9/15/22 (a)(b)	10,000,000	10,030,283
GM Financial Automobile Leasing Trust:
Series 2015-3 Class A3, 1.69% 3/20/19	811,119	810,471
Series 2016-1 Class A3, 1.64% 7/20/19	901,567	899,877
Series 2016-2:
Class A3, 1.62% 9/20/19	1,238,710	1,235,217
Class C, 2.58% 3/20/20	2,230,000	2,223,907
Series 2017-1:
Class A2B, 1 month U.S. LIBOR + 0.370% 1.7812% 9/20/19 (a)(b)	4,948,714	4,949,156
Class A4, 2.26% 8/20/20	165,000	163,994
Series 2017-3:
Class A4, 2.12% 9/20/21	245,000	242,458
Class C, 2.73% 9/20/21	300,000	297,097
Series 2018-1 Class A2A, 2.39% 4/20/20	10,000,000	9,984,099
3.11% 12/20/21	435,000	433,340
GM Financial Securitized Auto Receivables Trust Series 2017-3A:
Class B, 2.33% 3/16/23 (c)	140,000	136,718
Class C, 2.52% 3/16/23 (c)	245,000	239,583
GM Financial Securitized Term Automobile Recievables Trust Series 2018-1 Class A2A, 2.14% 1/19/21	14,440,000	14,400,852
GMF Floorplan Owner Revolving Trust:
Series 2015-1:
Class A1, 1.65% 5/15/20 (c)	855,000	854,323
Class C, 2.22% 5/15/20 (c)	615,000	614,578
Series 2016-1:
Class A2, 1 month U.S. LIBOR + 0.850% 2.4095% 5/17/21 (a)(b)(c)	10,000,000	10,077,279
Class B, 2.26% 5/17/21 (c)	275,000	273,788
Class C, 2.76% 5/17/21 (c)	105,000	104,263
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 1.200% 2.1295% 1/18/22 (a)(b)(c)	10,000,000	10,056,222
Class C, 2.97% 1/18/22 (c)	575,000	569,904
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.450% 1.9895% 7/15/22 (a)(b)(c)	10,000,000	10,024,856
Series 2017-3:
Class B, 2.26% 8/16/21 (c)	1,220,000	1,205,945
Class C, 2.46% 8/16/21 (c)	1,530,000	1,514,588
GreatAmerica Leasing Receivables Funding LLC:
Series 2016-1 Class A3, 1.73% 6/20/19 (c)	547,059	546,226
Series 2017-1:
Class A2, 1.72% 4/22/19 (c)	71,446	71,303
Class A3, 2.06% 6/22/20 (c)	100,000	99,437
2.6% 6/15/21 (c)	390,000	389,950
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (c)	215,197	210,348
Series 2017-AA:
Class A, 2.66% 12/26/28 (c)	201,643	199,178
Class B, 2.96% 12/26/28 (a)(c)	138,382	135,928
Honda Auto Receivables Owner Trust Series 2016-4 Class A4, 1.36% 1/18/23	805,000	784,900
Huntington Auto Trust Series 2016-1 Class A2, 1.29% 5/15/19	1,470,651	1,469,945
Hyundai Auto Lease Securitization Trust:
Series 2016-A:
Class A2A, 1.21% 6/17/19	391,922	391,713
Class A3, 2.01% 7/15/19 (c)	210,742	210,564
Series 2016-B Class A4, 1.68% 4/15/20 (c)	235,000	233,975
Series 2016-C Class A4, 1.65% 7/15/20 (c)	645,000	640,050
Series 2017-A Class A2A, 1.56% 7/15/19 (c)	3,356,286	3,349,161
Series 2018-A Class A2A, 2.52% 8/17/20 (c)	5,000,000	4,999,510
Hyundai Auto Receivables Trust:
Series 2016-B Class A2, 1.12% 10/15/19	2,760,795	2,753,236
Series 2017-A:
Class A2A, 1.48% 2/18/20	3,621,040	3,609,329
Class B, 2.38% 4/17/23	340,000	333,510
Series 2017-B Class A2A, 1.76% 8/17/20	4,914,097	4,891,421
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1, 1 month U.S. LIBOR + 0.900% 2.4595% 3/15/21 (a)(b)(c)	3,000,000	3,025,291
John Deere Owner Trust:
Series 2015-A Class A3, 1.32% 6/17/19	62,526	62,459
Series 2016-A Class A3, 1.36% 4/15/20	590,333	587,240
Series 2017-A Class A2, 1.5% 10/15/19	6,922,462	6,907,079
Series 2018-A Class A2, 2.49% 10/15/20	10,000,000	9,999,563
KKR CLO 12 Ltd. Series 2012 Class A1R, 3 month U.S. LIBOR + 1.050% 2.7715% 7/15/27 (a)(b)(c)	1,525,000	1,524,791
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 0% 1/16/28 (a)(b)(c)(d)	1,620,000	1,620,000
Kubota Credit Owner Trust Series 2015-1A Class A3, 1.54% 3/15/19 (c)	205,338	205,191
Madison Park Funding Ltd.:
Series 2014-14A Class A2R, 3 month U.S. LIBOR + 1.120% 2.8647% 7/20/26 (a)(b)(c)	1,055,000	1,055,494
Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 2.9347% 10/21/30 (a)(b)(c)	1,165,000	1,175,082
Magnetite CLO Ltd. Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 0% 1/18/28 (a)(b)(c)	2,045,000	2,045,119
Mercedes-Benz Auto Lease Trust:
Series 2016-A Class A3, 1.52% 3/15/19	439,972	439,726
Series 2016-B Class A2, 1.25% 1/15/19	1,448,998	1,447,946
Series 2017-A Class A2B, 1 month U.S. LIBOR + 0.200% 1.7875% 8/15/19 (a)(b)	7,928,141	7,929,379
Series 2018-A Class A2, 2.2% 4/15/20	6,800,000	6,784,850
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A2A, 1.11% 3/15/19	824,287	823,965
Mercedes-Benz Master Owner Trust:
Series 2015-BA Class A, 1 month U.S. LIBOR + 0.380% 1.9395% 4/15/20 (a)(b)(c)	4,315,000	4,316,147
Series 2016-BA Class A, 1 month U.S. LIBOR + 0.700% 2.2595% 5/17/21 (a)(b)(c)	10,000,000	10,062,285
Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 1.9795% 5/16/22 (a)(b)(c)	10,000,000	10,037,616
MMAF Equipment Finance LLC:
Series 2015-AA Class A3, 1.39% 10/16/19 (c)	53,890	53,870
Series 2017-AA:
Class A2, 1.73% 5/18/20 (c)	399,157	398,086
Class A3, 2.04% 2/16/22 (c)	345,000	341,321
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (c)	65,689	64,544
Series 2014-1A Class A, 2.25% 9/22/31 (c)	214,186	210,110
Series 2015-1A Class A, 2.52% 12/20/32 (c)	537,765	530,732
Series 2017-1A:
Class A, 2.42% 12/20/34 (c)	242,871	237,125
Class B, 2.75% 12/20/34 (c)	93,412	90,996
Class C, 2.99% 12/20/34 (c)	224,188	218,045
Navient Private Education Refi Loan Trust Series 2018-A Class A1, 2.53% 2/18/42 (c)	1,240,000	1,239,931
Navient Student Loan Trust:
Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.1007% 3/25/66 (a)(b)(c)	1,702,177	1,706,484
Series 2017-1A Class A1, 1 month U.S. LIBOR + 0.400% 2.0207% 7/26/66 (a)(b)(c)	5,141,339	5,145,777
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.9207% 7/26/66 (a)(b)(c)	4,563,930	4,566,237
Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (a)(b)(c)	6,820,000	6,862,915
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 1.8607% 9/27/66 (a)(b)(c)	4,370,224	4,370,229
Nelnet Student Loan Trust Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 1.5031% 3/22/32 (a)(b)	955,000	940,561
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 0% 1/15/28 (a)(b)(c)	915,000	916,596
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R, 3 month U.S. LIBOR + 1.050% 2.7715% 7/15/27 (a)(b)(c)	250,000	249,982
Nissan Auto Lease Trust:
Series 2016-B Class A4, 1.82% 1/18/22	1,105,000	1,097,557
Series 2017-B Class A4, 2.17% 12/15/21	250,000	247,739
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	301,368	299,249
Series 2016-B Class A2A, 1.14% 4/15/19	421,942	421,876
Series 2017-B Class A2A, 1.74% 5/15/20	7,000,000	6,965,869
Nissan Auto Receivables Trust Series 2016-C Class A2A, 1.07% 5/15/19	1,394,743	1,394,165
Nissan Master Owner Trust Receivables:
Series 2016-A:
Class A1, 1 month U.S. LIBOR + 0.640% 2.1995% 6/15/21 (a)(b)	5,000,000	5,029,709
Class A2, 1.54% 6/15/21	750,000	739,869
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 1.9895% 4/18/22 (a)(b)	10,700,000	10,739,911
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 1.8795% 10/17/22 (a)(b)	5,000,000	5,005,489
OCP CLO Ltd. Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 2.5725% 10/26/27 (a)(b)(c)	1,385,000	1,385,181
OZLM Ltd. Series 2014-8A Class A1AR, 3 month U.S. LIBOR + 1.130% 2.8613% 10/17/26 (a)(b)(c)	1,195,000	1,194,922
Santander Drive Auto Receivables Series 2018-1 Class C, 2.96% 3/15/24	250,000	248,736
Santander Drive Auto Receivables Trust:
Series 2014-3 Class D, 2.65% 8/17/20	210,000	210,311
Series 2015-3 Class D, 3.49% 5/17/21	1,045,000	1,055,509
Series 2015-4 Class D, 3.53% 8/16/21	530,000	537,316
Series 2015-5:
Class C, 2.74% 12/15/21	1,565,000	1,568,221
Class D, 3.84% 12/15/21	745,000	753,421
Series 2016-1:
Class B, 2.47% 12/15/20	351,349	351,558
Class D, 4.02% 4/15/22	410,000	417,678
Series 2017-1:
Class B, 2.1% 6/15/21	115,000	114,549
Class C, 2.58% 5/16/22	140,000	139,108
Santander Retail Auto Lease Trust Series 2017-A:
Class A2A, 2.25% 3/20/20 (c)	5,298,000	5,276,338
Class A3, 2.58% 1/20/21 (c)	390,000	386,192
Class C, 2.96% 11/21/22 (c)	325,000	321,303
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A2A, 1.284% 11/26/18 (c)	241,661	241,526
Series 2017-1A Class A2A, 1.46% 4/25/19 (c)	2,220,608	2,217,059
Series 2017-2A Class A2A, 1.82% 1/27/20 (c)	10,000,000	9,956,912
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (c)	201,260	198,823
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (c)	94,186	93,866
Series 2014-3A Class A, 2.3% 10/20/31 (c)	134,520	133,716
Series 2015-1A Class A, 2.4% 3/22/32 (c)	1,109,229	1,101,234
Series 2015-2A Class 2, 2.43% 6/20/32 (c)	250,989	248,947
Series 2015-3A Class A, 2.58% 9/20/32 (c)	259,220	258,536
Series 2017-1A Class A, 2.91% 3/20/34 (c)	194,311	192,223
SLM Student Loan Trust:
Series 2007-5 Class A5, 3 month U.S. LIBOR + 0.080% 1.8252% 1/25/24 (a)(b)	2,329,755	2,329,716
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 2.0752% 1/25/22 (a)(b)	843,894	830,953
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 2.3952% 1/25/22 (a)(b)	1,898,642	1,889,880
Series 2008-4 Class A4, 3 month U.S. LIBOR + 1.650% 3.3952% 7/25/22 (a)(b)	561,221	575,690
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 3.4452% 7/25/23 (a)(b)	454,987	467,930
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 3.2452% 4/25/23 (a)(b)	323,906	331,045
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 2.0207% 3/25/25 (a)(b)	1,192,766	1,184,988
Smart ABS Trust Series 2016-2U.S. Class A2A, 1.46% 8/14/19	678,435	676,239
SMART Trust Series 2015-3U.S. Class A3A, 1.66% 8/14/19	513,067	511,934
SMB Private Education Loan Trust Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 2.5595% 6/15/27 (a)(b)(c)	553,355	558,880
Springleaf Funding Trust Series 2016-AA Class A, 2.9% 11/15/29 (c)	405,000	405,037
Suntrust Auto Receivables Trust Series 2015-1A Class A3, 1.42% 9/16/19 (c)	8,778	8,776
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21	1,035,000	1,033,904
Series 2015-1 Class B, 2.64% 3/15/23	550,000	544,688
Series 2015-4 Class B, 2.62% 9/15/23	435,000	428,611
Series 2016-1 Class A, 2.04% 3/15/22	1,785,000	1,777,506
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (c)	160,808	160,762
Tesla Auto Lease Trust Series 2018-A Class A, 2.62% 12/20/19 (c)	3,579,818	3,576,048
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(c)	990,311	981,227
Series 2017-4 Class A1, 2.75% 6/25/57 (c)	436,915	431,355
Series 2017-6 Class A1, 2.75% 10/25/57 (c)	2,317,807	2,283,431
Series 2018-1 Class A1, 3% 1/25/58 (c)	490,000	489,684
Toyota Auto Receivables Trust Series 2016-C Class A2A, 1% 1/15/19	163,411	163,344
USAA Auto Owner Trust Series 2017-1 Class A2, 1.66% 2/18/20	5,000,000	4,982,421
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (c)	7,812,000	7,738,995
Series 2016-2A:
Class A, 1.68% 5/20/21 (c)	1,115,000	1,102,128
Class B, 2.15% 5/20/21 (c)	755,000	743,924
Class C, 2.36% 5/20/21 (c)	600,000	592,324
Series 2017-1A:
Class B, 2.45% 9/20/21 (c)	235,000	232,388
Class C, 2.65% 9/20/21 (c)	315,000	311,847
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (c)	4,320,000	4,257,206
Class C, 2.53% 4/20/22 (c)	700,000	690,015
Volkswagen Auto Loan Enhanced Trust Series 2014-2 Class A4, 1.39% 5/20/21	1,258,264	1,256,541
Volvo Financial Equipment LLC:
Series 2016-1A Class A3, 1.67% 2/18/20 (c)	345,404	344,403
Series 2017-1A Class A2, 1.55% 10/15/19 (c)	8,328,124	8,303,395
Volvo Financial Equipment Master Owner Trust Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 2.0595% 11/15/22 (a)(b)(c)	7,047,000	7,069,997
Wheels SPV LLC:
Series 2015-1A Class A2, 1.27% 4/22/24 (c)	16,211	16,199
1.88% 4/20/26 (c)	540,000	535,754
World Omni Auto Receivables Trust:
Series 2015-B Class A3, 1.49% 12/15/20	532,385	530,340
Series 2018-A Class A2, 0% 5/17/21	10,000,000	9,977,914
World Omni Automobile Lease Securitization Trust Series 2016-A Class A3, 1.45% 8/15/19	1,070,000	1,063,451
TOTAL ASSET-BACKED SECURITIES
(Cost $641,465,868)		640,734,535

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 3.6869% 2/25/34 (a)	11,182	11,398
Series 2004-H Class 2A2, 3.5961% 9/25/34 (a)	43,960	43,476
COLT Funding LLC sequential payer Series 2018-1:
Class A1, 2.93% 2/25/48 (c)	450,000	442,485
Class A3, 3.084% 2/25/48 (c)	160,000	157,328
COLT Mortgage Loan Trust:
sequential payer Series 2017-2:
Class A1A, 2.415% 10/25/47 (c)	1,215,838	1,198,610
Class A2A, 2.568% 10/25/47 (c)	514,553	508,805
Class A3A, 2.773% 10/25/47 (c)	224,079	220,722
Series 2017-1:
Class A1, 2.614% 5/27/47 (c)	745,234	725,714
Class A3, 3.074% 5/27/47 (c)	69,114	67,884
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	162,213	160,441
Deephaven Residential Mortgage Trust:
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(c)	256,690	256,698
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(c)	1,072,443	1,058,436
Class A2, 2.711% 10/25/47 (a)(c)	89,370	88,262
Class A3, 2.813% 10/25/47 (a)(c)	85,115	84,061
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(c)	874,836	874,970
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (c)	965,000	956,918
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4669% 7/25/44 (a)(c)	132,402	129,744
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.67% 7/15/20 (c)	340,000	336,461
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (c)	603,164	598,701
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (c)	208,240	205,283
Series 2017-2 Class A1, 2.75% 7/25/59 (c)	905,465	896,963
Sequoia Mortgage Trust sequential payer Series 2018-CH1 Class A11, 3.5% 2/25/48 (c)	1,570,000	1,585,216
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (c)	574,794	570,732
Series 2015-5 Class A1B, 2.75% 5/25/55 (c)	542,628	538,240
Series 2016-1:
Class A1B, 2.75% 2/25/55 (c)	301,462	299,148
Class A3B, 3% 2/25/55 (c)	385,482	381,403
Series 2016-2 Class A1A, 2.75% 8/25/55 (c)	349,372	344,540
Series 2016-3 Class A1, 2.25% 4/25/56 (c)	91,059	89,488
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(c)	641,845	636,413
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(c)	1,346,687	1,333,342
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, NULL 3.4703% 9/25/35 (a)	17,850	17,893
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 3.3493% 6/25/34 (a)	23,856	24,067

TOTAL PRIVATE SPONSOR		14,843,842

U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2003-31 Class FM, 1 month U.S. LIBOR + 0.500% 2.1207% 4/25/33 (a)(b)	1,316,171	1,324,095
Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/45 (a)(b)	3,551,116	3,541,575
Series 2016-85:
Class FG, 1 month U.S. LIBOR + 0.500% 2.1207% 11/25/46 (a)(b)	1,117,862	1,131,668
Class FA, 1 month U.S. LIBOR + 0.500% 2.1207% 11/25/46 (a)(b)	1,103,883	1,117,407
floater planned amortization class Series 2004-52 Class PF 1 month U.S. LIBOR + 0.450% 2.0707% 12/25/33 (a)(b)	529,067	529,305
sequential payer Series 2012-114 Class DF, 1 month U.S. LIBOR + 0.400% 2.0207% 8/25/39 (a)(b)	19,248	19,308
sequential payer floater:
Series 2005-74 Class DF, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/35 (a)(b)	3,547,733	3,558,454
Series 2005-83 Class FP, 1 month U.S. LIBOR + 0.330% 1.9507% 10/25/35 (a)(b)	3,257,169	3,252,233
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/46 (a)(b)	11,221,047	11,235,139
Series 2016-83 Class FA, 1 month U.S. LIBOR + 0.500% 2.1207% 11/25/46 (a)(b)	607,223	614,510
Series 2017-90 Class KA, 3% 11/25/47	1,360,488	1,352,917
Fannie Mae Connecticut Avenue Securities floater:
Series 2016-C01 Class 2M1, 1 month U.S. LIBOR + 2.100% 3.7207% 8/25/28 (a)(b)	312,652	314,137
Series 2016-C07 Class 2M1, 1 month U.S. LIBOR + 1.300% 2.9207% 5/25/29 (a)(b)	163,503	164,255
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 2.9207% 7/25/29 (a)(b)	787,440	794,499
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 2.7707% 9/25/29 (a)(b)	1,145,558	1,152,868
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 2.5707% 10/25/29 (a)(b)	1,207,113	1,213,791
Series 2017-C04 Class 2M1, 1 month U.S. LIBOR + 0.850% 2.4707% 11/25/29 (a)(b)	927,864	930,726
Series 2017-C05 Class 1M1, 1 month U.S. LIBOR + 0.550% 2.1707% 1/25/30 (a)(b)	1,461,707	1,461,357
Series 2017-C06 Class 1M1, 1 month U.S. LIBOR + 0.750% 2.3707% 2/25/30 (a)(b)	1,092,918	1,095,011
FHLMC Structured Agency Credit Risk Debt Notes:
floater:
Series 2015-DNA1 Class M1, 1 month U.S. LIBOR + 0.900% 2.5207% 10/25/27 (a)(b)	59,334	59,379
Series 2016-DNA1 Class M1, 1 month U.S. LIBOR + 1.450% 3.0114% 7/25/28 (a)(b)	66,392	66,453
Series 2016-HQA1 Class M1, 1.750% - 1 month U.S. LIBOR 3.3707% 9/25/28 (a)(f)	15,113	15,129
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 2.8207% 10/25/29 (a)(b)	1,438,320	1,456,749
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 3/25/30 (a)(b)	867,290	869,879
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.8207% 8/25/29 (a)(b)	1,025,613	1,033,984
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.8207% 7/25/29 (a)(b)	648,101	655,038
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 2.4207% 12/25/29 (a)(b)	352,027	352,870
Series 2017-HQA3 Class M1, 1 month U.S. LIBOR + 0.550% 2.1707% 4/25/30 (a)(b)	241,814	241,692
Freddie Mac:
floater Series 4604 Class FB, 1 month U.S. LIBOR + 0.400% 1.9875% 8/15/46 (a)(b)	9,869,292	9,915,903
floater planned amortization class:
Series 2953 Class LF, 1 month U.S. LIBOR + 0.300% 1.8875% 12/15/34 (a)(b)	1,042,785	1,043,578
Series 4057 Class EF, 1 month U.S. LIBOR + 0.350% 1.9375% 12/15/41 (a)(b)	8,471,602	8,458,634
floater sequential payer Series 3046 Class F, 1 month U.S. LIBOR + 0.370% 1.9575% 3/15/33 (a)(b)	1,479,690	1,478,071
planned amortization class Series 3713 Class PA, 2% 2/15/40	1,005,738	987,078
sequential payer Series 4226 Class EF, 1 month U.S. LIBOR + 0.350% 1.9375% 12/15/35 (a)(b)	3,337,617	3,346,737
Series 4448 Class JA, 4% 11/15/36	187,263	191,820
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6031% 10/25/46 (a)	1,861,177	1,827,161
Series 2017-SC02 Class M1, 3.8863% 5/25/47 (a)(c)	272,319	264,817
Series 2017-SPI1 Class M1, 3.99% 9/25/47 (a)(c)	117,976	118,520

TOTAL U.S. GOVERNMENT AGENCY		67,186,747

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $82,194,089)		82,030,589

Commercial Mortgage Securities - 0.5%
BAMLL Commercial Mortgage Securities Trust Series 2014-IP Class A, 2.717% 6/15/28 (a)(c)	1,070,000	1,070,048
BX Trust Series 2017-IMC:
Class A, 1 month U.S. LIBOR + 1.050% 2.6095% 10/15/32 (a)(b)(c)	3,054,000	3,059,696
Class B, 1 month U.S. LIBOR + 1.400% 2.9595% 10/15/32 (a)(b)(c)	1,475,000	1,477,283
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 2.3095% 5/15/30 (a)(b)(c)	3,410,000	3,415,386
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.3495% 7/15/32 (a)(b)(c)	3,084,000	3,090,353
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.4095% 7/15/32 (a)(b)(c)	2,938,000	2,939,419
Series 2014-GC21 Class A1, 1.242% 5/10/47	195,428	194,335
Series 2014-GC25 Class A1, 1.485% 10/10/47	47,441	47,254
Series 2015-GC27 Class A1, 1.353% 2/10/48	341,483	338,364
Series 2015-GC31 Class A1, 1.637% 6/10/48	660,892	654,132
Series 2015-GC33 Class A1, 1.643% 9/10/58	240,196	237,148
Series 2015-P1 Class A1, 1.648% 9/15/48	232,746	230,548
CLNS Trust floater Series 2017-IKPR:
Class A, 1 month U.S. LIBOR + 0.800% 2.3538% 6/11/32 (a)(b)(c)	515,000	515,803
Class B, 1 month U.S. LIBOR + 1.000% 2.5538% 6/11/32 (a)(b)(c)	760,000	761,183
COMM Mortgage Trust:
Series 2014-CR17 Class A1, 1.275% 5/10/47	109,121	108,673
Series 2014-CR18 Class A1, 1.442% 7/15/47	183,940	182,926
Series 2014-CR21 Class A1, 1.494% 12/10/47	85,930	85,355
Series 2014-LC15 Class A1, 1.259% 4/10/47	224,418	223,383
Series 2014-LC17 Class A1, 1.381% 10/10/47	125,682	125,228
Series 2014-UBS2 Class A1, 1.298% 3/10/47	155,370	154,739
Series 2014-UBS4 Class A1, 1.309% 8/10/47	65,482	65,223
Series 2014-UBS5 Class A1, 1.373% 9/10/47	8,246	8,242
Series 2014-UBS6 Class A1, 1.445% 12/10/47	230,603	229,215
Series 2015-CCRE26 Class A1, 1.604% 10/10/48	328,011	324,407
Series 2015-CR22 Class A1, 1.569% 3/10/48	110,268	109,665
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,411,950
Series 2015-PC1 Class A1, 1.667% 7/10/50	742,311	738,749
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1 month U.S. LIBOR + 0.850% 2.4025% 2/13/32 (a)(b)(c)	400,000	400,250
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	145,385	144,335
Series 2015-C2 Class A1, 1.4544% 6/15/57	745,968	740,327
Series 2015-C3 Class A1, 1.7167% 8/15/48	455,492	450,519
Series 2015-C4 Class A1, 2.0102% 11/15/48	538,655	533,821
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	131,813	130,253
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.3095% 7/15/32 (a)(b)(c)	4,189,000	4,195,571
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.778% 12/15/34 (a)(b)(c)	806,372	806,625
Great Wolf Trust floater Series 2017-WOLF:
Class A, 1 month U.S. LIBOR + 0.850% 2.5595% 9/15/34 (a)(b)(c)	670,000	671,684
Class C, 1 month U.S. LIBOR + 1.320% 3.0295% 9/15/34 (a)(b)(c)	965,000	967,417
GS Mortgage Securities Trust:
Series 2014-GC22 Class A1, 1.29% 6/10/47	148,686	147,800
Series 2014-GC24 Class A1, 1.509% 9/10/47	288,859	287,009
Series 2015-GC28 Class A1, 1.528% 2/10/48	552,968	548,381
Series 2015-GC32 Class A1, 1.593% 7/10/48	233,587	231,307
Series 2016-GS3 Class A1, 1.429% 10/10/49	160,654	157,154
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 3.0625% 10/22/25 (a)(b)(c)	745,000	745,434
Hospitality Mortgage Trust floater Series 2017-HIT Class A, 1 month U.S. LIBOR + 0.850% 2.405% 5/8/30 (a)(b)(c)	890,000	892,221
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 2.26% 1/15/33 (a)(b)(c)	245,000	245,227
Class C, 1 month U.S. LIBOR + 1.250% 2.81% 1/15/33 (a)(b)(c)	205,000	205,190
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	445,633	441,574
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47	80,012	79,751
Series 2014-C23 Class A1, 1.6502% 9/15/47	102,175	101,757
Series 2014-C24 Class A1, 1.5386% 11/15/47	52,649	52,376
Series 2014-C26 Class A1, 1.5962% 1/15/48	531,714	529,324
Series 2015-C27 Class A1, 1.4137% 2/15/48	491,698	486,692
Series 2015-C28 Class A1, 1.4451% 10/15/48	363,915	362,350
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A1, 1.6255% 5/15/48	259,545	257,195
JPMCC Commercial Mortgage Securities Trust Series 2016-JP3 Class A1, 1.4615% 8/15/49	496,954	485,011
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20 Class A1, 1.2682% 7/15/47	99,921	99,526
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (a)(b)(c)	1,293,000	1,295,010
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.3595% 9/15/28 (a)(b)(c)	1,067,014	1,069,035
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class A1, 1.686% 10/15/47	79,169	79,024
Series 2014-C16 Class A1, 1.294% 6/15/47	65,296	65,054
Series 2014-C17 Class A1, 1.551% 8/15/47	78,218	78,064
Series 2014-C19 Class A1, 1.573% 12/15/47	441,481	438,731
Series 2015-C24 Class A1, 1.706% 5/15/48	408,331	403,395
Series 2016-C30 Class A1, 1.389% 9/15/49	266,083	259,487
Morgan Stanley Capital I Trust:
Series 2015-MS1 Class A1, 1.638% 5/15/48	441,755	436,944
Series 2017-CLS:
Class B, 1 month U.S. LIBOR + 0.850% 2.4095% 11/15/34 (a)(b)(c)	755,000	757,336
Class C, 1 month U.S. LIBOR + 1.000% 2.5595% 11/15/34 (a)(b)(c)	605,000	607,656
SBA Tower Trust:
3.168% 4/9/47 (c)	915,000	900,591
3.598% 4/9/43 (c)	725,000	725,000
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(c)	1,494,000	1,494,000
Verus Securitization Trust Series 2018-1 Class A1, 2.929% 2/25/48 (a)(c)	405,000	405,040
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.9095% 6/15/29 (a)(b)(c)	1,833,000	1,838,275
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47	585,637	580,685
Series 2015-C26 Class A1, 1.454% 2/15/48	301,183	298,318
Series 2015-C27 Class A1, 1.73% 2/15/48	83,608	83,518
Series 2015-C28 Class A1, 1.531% 5/15/48	218,540	217,099
Series 2015-C31 Class A1, 1.679% 11/15/48	596,073	589,554
Series 2015-LC20 Class A1, 1.471% 4/15/50	549,752	544,849
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,185,255
Series 2015-SG1 Class A1, 1.568% 9/15/48	283,068	281,025
Series 2016-C32 Class A1, 1.577% 1/15/59	369,114	364,214
Series 2016-LC24 Class A1, 1.441% 10/15/49	254,208	250,393
WF-RBS Commercial Mortgage Trust:
Series 2013-C17 Class A1, 1.154% 12/15/46	50,849	50,719
Series 2013-UBS1 Class A1, 1.122% 3/15/46	60,731	60,511
Series 2014-C20 Class A1, 1.283% 5/15/47	100,251	100,029
Series 2014-C21 Class A1, 1.413% 8/15/47	242,852	241,764
Series 2014-C22 Class A1, 1.479% 9/15/57	197,132	196,013
Series 2014-C23 Class A1, 1.663% 10/15/57	114,263	113,654
Series 2014-C24 Class A1, 1.39% 11/15/47	54,570	54,119
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $53,430,825)		53,259,149

Municipal Securities - 0.0%
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19
(Cost $1,085,000)	1,085,000	1,081,875

Bank Notes - 0.1%
Capital One NA 1.85% 9/13/19	1,525,000	1,500,474
Citibank NA 2.125% 10/20/20	1,255,000	1,227,146
Citizens Bank NA 2.3% 12/3/18	335,000	334,320
PNC Bank NA 2.45% 11/5/20	870,000	858,498
RBS Citizens NA 2.5% 3/14/19	1,200,000	1,198,221
Regions Bank 7.5% 5/15/18	289,000	292,011
Regions Financial Corp. 2.25% 9/14/18	785,000	784,287
SunTrust Bank 2.59% 1/29/21 (a)	1,540,000	1,532,204
TOTAL BANK NOTES
(Cost $7,810,759)		7,727,161

Certificates of Deposit - 0.3%
BNP Paribas New York Branch yankee 1 month U.S. LIBOR + 0.190% 1.8107% 3/26/18 (a)(b)	10,000,000	10,002,280
Credit Agricole CIB yankee 1 month U.S. LIBOR + 0.200% 1.8207% 3/26/18 (a)(b)	10,000,000	10,002,360
Credit Suisse AG yankee 1 month U.S. LIBOR + 0.260% 1.8347% 5/1/18 (a)(b)	10,000,000	10,005,340
Intesa Sanpaolo SpA yankee 2.1% 9/27/18	1,550,000	1,546,506
TOTAL CERTIFICATES OF DEPOSIT
(Cost $31,550,000)		31,556,486

Commercial Paper - 0.7%
Bell Canada yankee:
1.67% 3/1/18	$10,000,000	$9,999,522
1.9% 3/19/18	4,000,000	3,996,154
1.9% 3/22/18	5,000,000	4,994,360
Catholic Health Initiatives 2.17% 3/16/18	20,000,000	19,986,240
Equifax, Inc. 0% 5/2/18	1,505,000	1,499,590
Natexis Banques Populaires New York Branch yankee 1.9% 5/1/18	10,000,000	9,969,878
Rogers Communications, Inc. yankee 1.93% 3/22/18	5,000,000	4,994,302
Sempra Global 2.4% 8/20/18	10,000,000	9,884,859
Sunoco Logistics Partners LP 0% 4/3/18	1,670,000	1,666,497
TOTAL COMMERCIAL PAPER
(Cost $66,984,939)		66,991,402
	Shares	Value

Fixed-Income Funds - 3.5%
Bank Loan Funds - 3.5%
Fidelity Floating Rate High Income Fund (g)
(Cost $347,178,176)	35,585,682	343,401,833

Short-Term Funds - 61.9%
Short-Term Funds - 61.9%
BlackRock Low Duration Bond Portfolio Investor A Shares	56,776,426	541,079,335
Delaware Limited-Term Diversified Income Fund - Class A	23,134,907	193,407,819
Fidelity Conservative Income Bond Fund Institutional Class (g)	130,636,498	1,311,590,438
Fidelity Short-Term Bond Fund (g)	80,723,995	687,768,434
Janus Henderson Short-Term Bond Fund T Shares	61,040,075	182,509,824
JPMorgan Short Duration Bond Fund Class A	19,671,356	210,090,085
Metropolitan West Low Duration Bond Fund - Class M	59,031,514	510,032,281
PIMCO Enhanced Low Duration Active ETF	149,760	14,980,493
PIMCO Enhanced Short Maturity Active ETF	3,466,720	352,357,421
PIMCO Short-Term Fund - Administrator Class	188,680,227	1,862,273,831
Prudential Short-Term Corporate Bond Fund, Inc. Class A	18,195,495	196,875,251
TOTAL SHORT-TERM FUNDS
(Cost $6,084,630,312)		6,062,965,212

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.41% (h)	18,124,435	18,128,060
Fidelity Investments Money Market Government Portfolio Institutional Class 1.30% (g)(i)	399,150,554	399,150,554
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.47% (g)(i)	227,689,205	227,734,743
State Street Institutional U.S. Government Money Market Fund Premier Class 1.26% (i)	6,540,007	6,540,007
TOTAL MONEY MARKET FUNDS
(Cost $651,553,344)		651,553,364
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,822,121,460)		9,796,587,491
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,257,270)
NET ASSETS - 100%		$9,790,330,221

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	432	June 2018	$91,786,500	$19,550	$19,550
CBOT 5-Year U.S. Treasury Note Contracts (United States)	62	June 2018	7,063,641	8,618	8,618

TOTAL PURCHASED					28,168

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	121	June 2018	14,525,672	(52,188)	(52,188)
TOTAL FUTURES CONTRACTS					$(24,020)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,595,687 or 7.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $208,657.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated Fund

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$447,755
Fidelity Securities Lending Cash Central Fund	5,349
Total	$453,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$961,137,099	$390,848,442	$40,395,104	$12,356,747	$--	$1	$1,311,590,438
Fidelity Floating Rate High Income Fund	319,752,512	24,305,652	--	10,076,704	--	(656,331)	343,401,833
Fidelity Investments Money Market Government Portfolio Institutional Class 1.30%	760,371,043	64,532,029	425,752,518	4,160,572	--	--	399,150,554
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.47%	225,552,835	2,181,887	--	2,181,887	--	21	227,734,743
Fidelity Short-Term Bond Fund	817,739,827	7,919,454	128,545,725	7,919,454	(780,954)	(8,564,168)	687,768,434
Total	$3,084,553,316	$489,787,464	$594,693,347	$36,695,364	$(780,954)	$(9,220,477)	$2,969,646,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,686,048,309	$--	$1,686,048,309	$--
U.S. Government and Government Agency Obligations	144,375,890	--	144,375,890	--
U.S. Government Agency - Mortgage Securities	24,861,686	--	24,861,686	--
Asset-Backed Securities	640,734,535	--	640,734,535	--
Collateralized Mortgage Obligations	82,030,589	--	82,030,589	--
Commercial Mortgage Securities	53,259,149	--	53,259,149	--
Municipal Securities	1,081,875	--	1,081,875	--
Bank Notes	7,727,161	--	7,727,161	--
Certificates of Deposit	31,556,486	--	31,556,486	--
Commercial Paper	66,991,402	--	66,991,402	--
Fixed-Income Funds	343,401,833	343,401,833	--	--
Short-Term Funds	6,062,965,212	6,062,965,212	--	--
Money Market Funds	651,553,364	651,553,364	--	--
Total Investments in Securities:	$9,796,587,491	$7,057,920,409	$2,738,667,082	$--
Derivative Instruments:
Assets
Futures Contracts	$28,168	$28,168	$--	$--
Total Assets	$28,168	$28,168	$--	$--
Liabilities
Futures Contracts	$(52,188)	$(52,188)	$--	$--
Total Liabilities	$(52,188)	$(52,188)	$--	$--
Total Derivative Instruments:	$(24,020)	$(24,020)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper, and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2018

SUF-QTLY-0418
1.912902.107

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.9%
Aptiv PLC	115,900	$10,585,147
BorgWarner, Inc.	564,350	27,698,298
Cooper Tire & Rubber Co.	265,127	8,311,731
Gentex Corp.	126,300	2,868,273
Lear Corp.	187,200	34,925,904
The Goodyear Tire & Rubber Co.	794,200	22,984,148
		107,373,501
Automobiles - 1.1%
Fiat Chrysler Automobiles NV (a)	269,707	5,715,091
Ford Motor Co.	3,833,800	40,676,618
General Motors Co.	1,655,500	65,143,925
Harley-Davidson, Inc.	401,872	18,236,951
Thor Industries, Inc.	22,900	2,954,100
		132,726,685
Distributors - 0.1%
Genuine Parts Co.	81,916	7,523,165
Diversified Consumer Services - 0.0%
H&R Block, Inc.	89,600	2,269,568
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc. (a)	413,100	14,223,033
Carnival Corp.	245,900	16,453,169
Hilton Worldwide Holdings, Inc.	55,183	4,458,235
Hyatt Hotels Corp. Class A	16,700	1,290,409
La Quinta Holdings, Inc. (b)	174,961	3,303,264
Norwegian Cruise Line Holdings Ltd. (b)	98,600	5,610,340
Royal Caribbean Cruises Ltd.	98,400	12,457,440
Wyndham Worldwide Corp.	273,000	31,607,940
		89,403,830
Household Durables - 0.6%
Garmin Ltd.	82,300	4,875,452
Lennar Corp.:
Class A	310,000	17,539,800
Class B	6,200	281,232
Mohawk Industries, Inc. (b)	34,200	8,203,896
NVR, Inc. (b)	1,700	4,833,389
PulteGroup, Inc.	136,600	3,834,362
Toll Brothers, Inc.	70,800	3,103,164
Whirlpool Corp.	167,400	27,190,782
		69,862,077
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.	29,823	3,136,485
The Booking Holdings, Inc. (b)	2,292	4,662,020
		7,798,505
Leisure Products - 0.0%
Brunswick Corp.	40,300	2,305,160
Hasbro, Inc.	51,300	4,902,741
		7,207,901
Media - 2.5%
CBS Corp. Class B	165,331	8,757,583
Charter Communications, Inc. Class A (b)	17,868	6,109,605
Clear Channel Outdoor Holding, Inc. Class A	181,181	869,669
Comcast Corp. Class A	2,299,761	83,274,346
DISH Network Corp. Class A (b)	224,869	9,374,789
Entercom Communications Corp. Class A	297,699	2,947,220
Gannett Co., Inc.	247,600	2,485,904
Interpublic Group of Companies, Inc.	105,580	2,470,572
Liberty Global PLC LiLAC Class C (b)(c)	112,234	1
Liberty Latin America Ltd. (b)	93,217	1,906,288
News Corp. Class A	176,300	2,843,719
Nexstar Broadcasting Group, Inc. Class A	72,513	5,181,054
Tegna, Inc.	402,400	5,174,864
The Madison Square Garden Co. (b)	8,300	2,026,860
The Walt Disney Co.	677,100	69,849,636
Time Warner, Inc.	572,259	53,197,197
Twenty-First Century Fox, Inc. Class A	597,477	21,999,103
Viacom, Inc. Class B (non-vtg.)	300,200	10,008,668
		288,477,078
Multiline Retail - 1.2%
Big Lots, Inc. (a)	160,800	9,036,960
Dillard's, Inc. Class A (a)	109,300	8,913,415
Dollar General Corp.	113,200	10,707,588
Kohl's Corp.	562,393	37,168,553
Macy's, Inc.	348,100	10,237,621
Nordstrom, Inc. (a)	161,940	8,309,141
Target Corp.	678,300	51,150,603
		135,523,881
Specialty Retail - 1.8%
American Eagle Outfitters, Inc.	775,200	14,938,104
AutoNation, Inc. (b)	34,100	1,712,161
AutoZone, Inc. (b)	23,392	15,549,130
Best Buy Co., Inc.	572,370	41,462,483
CarMax, Inc. (b)	83,300	5,157,936
Dick's Sporting Goods, Inc.	92,255	2,954,005
Gap, Inc.	270,029	8,527,516
Home Depot, Inc.	218,488	39,823,808
L Brands, Inc.	31,256	1,541,858
Lowe's Companies, Inc.	343,300	30,756,247
Murphy U.S.A., Inc. (b)	48,145	3,616,171
Office Depot, Inc.	217,300	571,499
Penske Automotive Group, Inc.	203,300	9,311,140
Tiffany & Co., Inc.	30,658	3,097,684
TJX Companies, Inc.	299,408	24,755,053
Tractor Supply Co.	57,600	3,739,968
Williams-Sonoma, Inc. (a)	37,300	1,930,648
		209,445,411
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	19,600	2,286,928
Columbia Sportswear Co.	60,353	4,561,480
Hanesbrands, Inc. (a)	150,200	2,913,880
Michael Kors Holdings Ltd. (b)	47,200	2,970,296
PVH Corp.	35,400	5,107,512
Ralph Lauren Corp.	25,500	2,698,920
		20,539,016

TOTAL CONSUMER DISCRETIONARY		1,078,150,618

CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Coca-Cola European Partners PLC	131,807	5,011,302
Dr. Pepper Snapple Group, Inc.	63,988	7,438,605
Molson Coors Brewing Co. Class B	71,507	5,452,409
The Coca-Cola Co.	295,000	12,749,900
		30,652,216
Food & Staples Retailing - 1.6%
CVS Health Corp.	193,485	13,104,739
Kroger Co.	2,033,016	55,135,394
Walgreens Boots Alliance, Inc.	505,225	34,804,950
Walmart, Inc.	929,600	83,673,296
		186,718,379
Food Products - 1.8%
Archer Daniels Midland Co.	1,032,895	42,885,800
Bunge Ltd.	181,502	13,690,696
Campbell Soup Co.	300,300	12,927,915
Dean Foods Co.	606,600	5,259,222
Fresh Del Monte Produce, Inc.	235,200	10,979,136
General Mills, Inc.	212,700	10,751,985
Ingredion, Inc.	204,100	26,663,624
Mondelez International, Inc.	323,000	14,179,700
Pilgrim's Pride Corp. (a)(b)	921,800	23,229,360
Post Holdings, Inc. (b)	67,713	5,131,291
The J.M. Smucker Co.	171,975	21,720,443
Tyson Foods, Inc. Class A	310,200	23,072,676
		210,491,848
Household Products - 0.1%
Energizer Holdings, Inc.	51,838	2,824,134
Procter & Gamble Co.	72,979	5,730,311
		8,554,445
Personal Products - 0.2%
Coty, Inc. Class A	200,614	3,875,862
Herbalife Ltd. (b)	40,300	3,711,630
Unilever NV (NY Reg.)	305,000	15,951,500
		23,538,992

TOTAL CONSUMER STAPLES		459,955,880

ENERGY - 5.5%
Energy Equipment & Services - 0.2%
Halliburton Co.	251,000	11,651,420
Helmerich & Payne, Inc. (a)	50,100	3,233,955
National Oilwell Varco, Inc.	175,000	6,140,750
Parker Drilling Co. (b)	1,082,600	974,340
Rowan Companies PLC (b)	309,400	3,762,304
		25,762,769
Oil, Gas & Consumable Fuels - 5.3%
Andeavor	115,385	10,340,804
Apache Corp.	70,021	2,391,217
Chevron Corp.	1,620,336	181,348,005
ConocoPhillips Co.	837,792	45,500,484
Diamondback Energy, Inc. (b)	73,470	9,157,301
Energen Corp. (b)	111,030	6,074,451
EQT Corp.	373,957	18,813,777
Exxon Mobil Corp.	1,143,385	86,599,980
Hess Corp.	145,100	6,590,442
HollyFrontier Corp.	74,600	3,195,118
Kinder Morgan, Inc.	324,534	5,257,451
Marathon Oil Corp.	391,200	5,680,224
Marathon Petroleum Corp.	895,065	57,337,864
Murphy Oil Corp.	64,500	1,635,075
Occidental Petroleum Corp.	81,075	5,318,520
PBF Energy, Inc. Class A	546,360	16,013,812
Phillips 66 Co.	479,998	43,377,419
Pioneer Natural Resources Co.	73,600	12,528,928
Royal Dutch Shell PLC Class A sponsored ADR	264,583	16,740,166
Valero Energy Corp.	905,800	81,902,436
		615,803,474

TOTAL ENERGY		641,566,243

FINANCIALS - 26.7%
Banks - 13.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (a)	2,145,000	17,846,400
Bank of America Corp.	5,827,297	187,056,234
BB&T Corp.	718,600	39,055,910
BOK Financial Corp.	142,600	13,468,570
CIT Group, Inc.	311,400	16,519,770
Citigroup, Inc.	3,145,592	237,460,740
Citizens Financial Group, Inc.	378,615	16,465,966
Comerica, Inc.	67,900	6,601,238
Commerce Bancshares, Inc.	41,811	2,415,421
Cullen/Frost Bankers, Inc.	128,800	13,393,912
East West Bancorp, Inc.	308,200	20,202,510
Fifth Third Bancorp	1,307,984	43,228,871
First Republic Bank	47,396	4,398,349
Huntington Bancshares, Inc.	493,600	7,749,520
Investors Bancorp, Inc.	128,900	1,740,150
JPMorgan Chase & Co.	3,259,723	376,498,007
KeyCorp	1,542,159	32,585,820
Lloyds Banking Group PLC sponsored ADR (a)	1,317,944	5,060,905
M&T Bank Corp.	129,941	24,667,999
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,639,000	11,653,290
PNC Financial Services Group, Inc.	552,321	87,078,929
Prosperity Bancshares, Inc.	32,000	2,400,000
Regions Financial Corp.	3,938,748	76,451,099
SunTrust Banks, Inc.	981,039	68,515,764
Synovus Financial Corp.	52,900	2,607,970
U.S. Bancorp	889,901	48,375,018
Webster Financial Corp.	42,400	2,314,192
Wells Fargo & Co.	3,417,316	199,605,428
Western Alliance Bancorp. (b)	39,400	2,303,324
Zions Bancorporation	90,900	4,996,773
		1,572,718,079
Capital Markets - 3.6%
Ameriprise Financial, Inc.	502,900	78,673,676
Bank of New York Mellon Corp.	466,600	26,610,198
Brighthouse Financial, Inc.	57,590	3,125,409
Charles Schwab Corp.	118,984	6,308,532
E*TRADE Financial Corp. (b)	118,900	6,210,147
Franklin Resources, Inc.	243,500	9,416,145
Goldman Sachs Group, Inc.	371,256	97,614,340
Invesco Ltd.	279,095	9,081,751
Lazard Ltd. Class A	59,700	3,222,009
Morgan Stanley	1,514,222	84,826,716
Northern Trust Corp.	137,665	14,574,594
Raymond James Financial, Inc.	55,900	5,182,489
State Street Corp.	369,600	39,233,040
T. Rowe Price Group, Inc.	200,344	22,418,494
TD Ameritrade Holding Corp.	78,522	4,515,015
The NASDAQ OMX Group, Inc.	59,600	4,812,700
		415,825,255
Consumer Finance - 2.3%
Ally Financial, Inc.	394,286	11,000,579
American Express Co.	498,454	48,604,250
Capital One Financial Corp.	1,026,437	100,518,975
Credit Acceptance Corp. (a)(b)	5,700	1,793,733
Discover Financial Services	829,892	65,420,386
Navient Corp.	530,400	6,873,984
Nelnet, Inc. Class A	227,900	12,611,986
Santander Consumer U.S.A. Holdings, Inc.	165,700	2,709,195
Synchrony Financial	497,834	18,116,179
		267,649,267
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (b)	171,638	35,563,394
Donnelley Financial Solutions, Inc. (b)	80,075	1,386,098
Leucadia National Corp.	164,000	3,934,360
Voya Financial, Inc.	80,600	4,112,212
		44,996,064
Insurance - 6.4%
AFLAC, Inc.	604,100	53,692,408
Alleghany Corp.	11,278	6,836,160
Allstate Corp.	678,862	62,631,808
American Financial Group, Inc.	199,400	22,492,320
American International Group, Inc.	847,137	48,574,836
Assurant, Inc.	191,015	16,326,052
Athene Holding Ltd. (b)	65,600	3,096,976
Axis Capital Holdings Ltd.	262,500	12,951,750
Chubb Ltd.	429,387	60,938,603
Cincinnati Financial Corp.	75,500	5,631,545
CNO Financial Group, Inc.	75,281	1,696,834
Everest Re Group Ltd.	156,785	37,666,028
Fairfax Financial Holdings Ltd.	4,828	2,354,905
FNF Group	107,600	4,296,468
Genworth Financial, Inc. Class A (b)	504,800	1,373,056
Hartford Financial Services Group, Inc.	863,130	45,616,421
Lincoln National Corp.	632,400	48,169,908
Loews Corp.	383,499	18,918,006
Markel Corp. (b)	6,460	7,183,520
Marsh & McLennan Companies, Inc.	21,044	1,747,073
MetLife, Inc.	1,118,000	51,640,420
Old Republic International Corp.	114,200	2,287,426
Principal Financial Group, Inc.	124,900	7,785,017
Prudential Financial, Inc.	541,301	57,551,122
Reinsurance Group of America, Inc.	30,300	4,659,837
The Travelers Companies, Inc.	616,930	85,753,270
Torchmark Corp.	128,900	11,004,193
Unum Group	733,340	37,371,006
W.R. Berkley Corp.	56,000	3,829,280
Willis Group Holdings PLC	60,800	9,600,320
XL Group Ltd.	227,166	9,611,393
		743,287,961
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	2,759,800	27,680,794
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	141,565	1,928,115
Radian Group, Inc.	780,900	16,024,068
		17,952,183

TOTAL FINANCIALS		3,090,109,603

HEALTH CARE - 12.0%
Biotechnology - 3.0%
AbbVie, Inc.	803,650	93,086,780
Amgen, Inc.	741,200	136,210,324
Biogen, Inc. (b)	97,400	28,147,626
Gilead Sciences, Inc.	1,103,899	86,909,968
		344,354,698
Health Care Equipment & Supplies - 0.3%
Danaher Corp.	217,000	21,218,260
Medtronic PLC	220,000	17,575,800
		38,794,060
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (b)	325,832	12,414,199
Aetna, Inc.	332,154	58,811,187
AmerisourceBergen Corp.	69,400	6,604,104
Anthem, Inc.	336,274	79,152,174
Cardinal Health, Inc.	230,400	15,945,984
Cigna Corp.	172,834	33,856,452
DaVita HealthCare Partners, Inc. (b)	84,000	6,049,680
Express Scripts Holding Co. (b)	695,400	52,467,930
HCA Holdings, Inc.	568,842	56,457,569
Laboratory Corp. of America Holdings (b)	85,210	14,715,767
LifePoint Hospitals, Inc. (b)	179,600	8,279,560
McKesson Corp.	282,532	42,162,250
MEDNAX, Inc. (b)	43,200	2,375,136
Quest Diagnostics, Inc.	57,600	5,935,680
UnitedHealth Group, Inc.	52,992	11,984,671
		407,212,343
Pharmaceuticals - 5.2%
Allergan PLC	36,395	5,612,837
Johnson & Johnson	2,021,358	262,533,977
Mallinckrodt PLC (b)	89,508	1,492,993
Merck & Co., Inc.	998,748	54,152,117
Mylan NV (b)	246,900	9,955,008
Novartis AG sponsored ADR	179,000	14,919,650
Perrigo Co. PLC	64,800	5,278,608
Pfizer, Inc.	6,945,081	252,175,891
		606,121,081

TOTAL HEALTH CARE		1,396,482,182

INDUSTRIALS - 6.5%
Aerospace & Defense - 2.1%
Arconic, Inc.	256,109	6,246,499
General Dynamics Corp.	253,752	56,447,132
L3 Technologies, Inc.	27,141	5,633,115
Moog, Inc. Class A (b)	142,200	11,920,626
Raytheon Co.	20,682	4,498,542
Spirit AeroSystems Holdings, Inc. Class A	461,391	42,120,384
Textron, Inc.	115,900	6,936,615
The Boeing Co.	86,800	31,439,828
Triumph Group, Inc.	270,000	7,546,500
United Technologies Corp.	493,993	66,560,617
Vectrus, Inc. (b)	37,733	1,029,734
		240,379,592
Air Freight & Logistics - 0.5%
FedEx Corp.	119,000	29,322,790
United Parcel Service, Inc. Class B	316,900	33,087,529
		62,410,319
Airlines - 1.1%
American Airlines Group, Inc.	217,800	11,815,650
Delta Air Lines, Inc.	1,160,247	62,537,313
JetBlue Airways Corp. (b)	132,200	2,782,810
Southwest Airlines Co.	420,319	24,311,251
United Continental Holdings, Inc. (b)	375,800	25,475,482
		126,922,506
Building Products - 0.2%
Johnson Controls International PLC	438,000	16,149,060
Owens Corning	51,500	4,186,950
USG Corp. (b)	61,300	2,048,646
		22,384,656
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	11,793,100
LSC Communications, Inc.	80,075	1,165,892
R.R. Donnelley & Sons Co.	213,533	1,610,039
		14,569,031
Construction & Engineering - 0.1%
Tutor Perini Corp. (b)	280,800	6,781,320
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR (a)	160,433	3,896,918
Eaton Corp. PLC	295,546	23,850,562
Hubbell, Inc. Class B	20,700	2,712,735
		30,460,215
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	86,600	8,912,006
Honeywell International, Inc.	381,578	57,660,252
		66,572,258
Machinery - 1.1%
AGCO Corp.	209,800	13,972,680
Allison Transmission Holdings, Inc.	64,500	2,556,135
Cummins, Inc.	129,397	21,760,693
Dover Corp.	55,551	5,560,655
Illinois Tool Works, Inc.	24,676	3,983,693
Ingersoll-Rand PLC	115,100	10,220,880
Middleby Corp. (b)	19,479	2,342,350
Oshkosh Corp.	262,400	20,711,232
PACCAR, Inc.	162,100	11,604,739
Pentair PLC	66,300	4,554,147
Snap-On, Inc.	26,100	4,155,642
Timken Co.	169,200	7,410,960
Trinity Industries, Inc.	567,400	18,519,936
		127,353,742
Professional Services - 0.0%
Manpower, Inc.	30,500	3,613,030
Robert Half International, Inc.	55,000	3,138,850
		6,751,880
Road & Rail - 0.3%
AMERCO	9,000	3,096,000
Kansas City Southern	38,500	3,967,040
Norfolk Southern Corp.	80,900	11,251,572
Ryder System, Inc.	184,000	13,316,080
		31,630,692
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	570,900	11,121,132
United Rentals, Inc. (b)	36,300	6,355,767
		17,476,899

TOTAL INDUSTRIALS		753,693,110

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Arris International PLC (b)	77,300	1,971,150
Cisco Systems, Inc.	5,046,962	226,002,958
CommScope Holding Co., Inc. (b)	118,346	4,581,174
F5 Networks, Inc. (b)	23,100	3,430,812
Motorola Solutions, Inc.	70,600	7,494,190
		243,480,284
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (b)	267,418	21,815,960
Avnet, Inc.	92,988	3,970,588
CDW Corp.	68,600	5,002,998
Corning, Inc.	1,346,100	39,144,588
Dell Technologies, Inc. (b)	191,031	14,191,693
Flextronics International Ltd. (b)	1,175,484	21,276,260
SYNNEX Corp.	11,300	1,397,245
TE Connectivity Ltd.	468,852	48,333,953
Tech Data Corp. (b)	166,200	17,175,108
Vishay Intertechnology, Inc.	590,800	10,870,720
		183,179,113
Internet Software & Services - 0.1%
Alphabet, Inc. Class A (b)	5,815	6,419,295
eBay, Inc. (b)	176,004	7,543,531
		13,962,826
IT Services - 1.4%
Alliance Data Systems Corp.	25,400	6,120,384
Booz Allen Hamilton Holding Corp. Class A	60,300	2,287,179
CSG Systems International, Inc.	185,800	8,673,144
DXC Technology Co.	227,852	23,363,944
IBM Corp.	606,200	94,464,146
PayPal Holdings, Inc. (b)	265,068	21,049,050
The Western Union Co.	211,500	4,191,930
		160,149,777
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	33,229	2,995,594
Applied Materials, Inc.	914,300	52,654,537
Cirrus Logic, Inc. (b)	198,579	8,799,035
Intel Corp.	4,173,200	205,697,028
KLA-Tencor Corp.	72,100	8,169,651
Lam Research Corp.	249,500	47,869,070
Marvell Technology Group Ltd.	216,500	5,085,585
Microchip Technology, Inc.	234,000	20,809,620
Qorvo, Inc. (b)	55,000	4,439,050
Qualcomm, Inc.	66,169	4,300,985
Skyworks Solutions, Inc.	84,000	9,177,000
Teradyne, Inc.	90,300	4,099,620
Texas Instruments, Inc.	93,608	10,142,427
		384,239,202
Software - 1.8%
Adobe Systems, Inc. (b)	163,000	34,088,190
ANSYS, Inc. (b)	120,000	19,192,800
CA Technologies, Inc.	192,000	6,739,200
Microsoft Corp.	460,542	43,185,023
Oracle Corp.	2,143,586	108,615,503
		211,820,716
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	1,133,141	201,835,075
Hewlett Packard Enterprise Co.	1,448,720	26,931,705
HP, Inc.	2,550,629	59,659,212
NCR Corp. (b)	411,900	13,592,700
NetApp, Inc.	242,934	14,709,654
Seagate Technology LLC	502,900	26,854,860
Western Digital Corp.	177,300	15,432,192
Xerox Corp.	474,925	14,399,726
		373,415,124

TOTAL INFORMATION TECHNOLOGY		1,570,247,042

MATERIALS - 3.6%
Chemicals - 2.2%
AdvanSix, Inc. (b)	46,259	1,912,810
Ashland Global Holdings, Inc.	24,000	1,699,680
Cabot Corp.	272,700	16,411,086
Celanese Corp. Class A	314,078	31,677,907
DowDuPont, Inc.	358,743	25,219,633
Eastman Chemical Co.	409,671	41,409,545
FMC Corp.	39,857	3,127,977
Huntsman Corp.	740,000	23,879,800
LyondellBasell Industries NV Class A	588,500	63,687,470
Methanex Corp.	99,045	5,467,080
Nutrien Ltd.	80,053	3,933,402
PPG Industries, Inc.	272,000	30,583,680
RPM International, Inc.	52,600	2,617,902
The Chemours Co. LLC	61,464	2,920,155
Westlake Chemical Corp.	55,900	6,051,734
		260,599,861
Construction Materials - 0.3%
CEMEX S.A.B. de CV sponsored ADR	569,368	3,729,360
CRH PLC sponsored ADR (a)	144,959	4,798,143
Martin Marietta Materials, Inc.	108,999	22,228,166
		30,755,669
Containers & Packaging - 0.6%
Ball Corp.	236,698	9,456,085
Crown Holdings, Inc. (b)	59,300	2,955,512
Graphic Packaging Holding Co.	234,090	3,583,918
International Paper Co.	483,200	28,793,888
Packaging Corp. of America	39,000	4,648,800
Sonoco Products Co.	43,000	2,062,710
WestRock Co.	223,533	14,699,530
		66,200,443
Metals & Mining - 0.3%
Barrick Gold Corp.	277,005	3,190,566
Newmont Mining Corp.	154,200	5,890,440
Nucor Corp.	194,259	12,704,539
Reliance Steel & Aluminum Co.	33,400	3,011,678
Steel Dynamics, Inc.	298,662	13,813,118
		38,610,341
Paper & Forest Products - 0.2%
Domtar Corp.	211,100	9,448,836
Kapstone Paper & Packaging Corp.	103,878	3,624,303
Schweitzer-Mauduit International, Inc.	199,000	7,802,790
		20,875,929

TOTAL MATERIALS		417,042,243

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Homes 4 Rent Class A	204,368	3,921,822
Brixmor Property Group, Inc.	287,168	4,462,591
EastGroup Properties, Inc.	37,308	3,023,067
Federal Realty Investment Trust (SBI)	22,152	2,523,999
Hospitality Properties Trust (SBI)	690,200	17,558,688
Kimco Realty Corp.	256,862	3,842,656
Lexington Corporate Properties Trust	1,090,900	8,683,564
Mack-Cali Realty Corp.	410,100	6,926,589
Medical Properties Trust, Inc.	759,300	9,309,018
Mid-America Apartment Communities, Inc.	59,483	5,104,831
Omega Healthcare Investors, Inc. (a)	418,800	10,671,024
Outfront Media, Inc.	197,040	4,041,290
Piedmont Office Realty Trust, Inc. Class A	655,900	11,779,964
Public Storage	29,508	5,737,536
Rayonier, Inc.	150,214	5,105,774
VEREIT, Inc.	1,689,600	11,573,760
Weyerhaeuser Co.	71,530	2,505,696
		116,771,869
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	103,147	4,822,122
Jones Lang LaSalle, Inc.	20,900	3,356,749
		8,178,871

TOTAL REAL ESTATE		124,950,740

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,004,400	72,759,720
Verizon Communications, Inc.	3,467,387	165,533,055
		238,292,775
UTILITIES - 2.6%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	314,586	20,630,550
Duke Energy Corp.	293,718	22,128,714
Edison International	54,331	3,291,915
Entergy Corp.	492,200	37,318,604
Eversource Energy	198,297	11,302,929
Exelon Corp.	1,021,300	37,828,952
FirstEnergy Corp.	924,700	29,895,551
NextEra Energy, Inc.	45,770	6,963,906
Pinnacle West Capital Corp.	48,300	3,717,168
Westar Energy, Inc.	58,600	2,855,578
Xcel Energy, Inc.	345,973	14,973,711
		190,907,578
Gas Utilities - 0.1%
National Fuel Gas Co.	264,096	13,054,265
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,082,900	11,771,123
Multi-Utilities - 0.7%
Ameren Corp.	111,700	6,065,310
DTE Energy Co.	77,600	7,820,528
Public Service Enterprise Group, Inc.	1,268,300	61,423,769
Sempra Energy	11,674	1,272,233
WEC Energy Group, Inc.	145,300	8,706,376
		85,288,216

TOTAL UTILITIES		301,021,182

TOTAL COMMON STOCKS
(Cost $6,674,150,607)		10,071,511,618

Equity Funds - 11.4%
Large Blend Funds - 1.8%
Fidelity SAI U.S. Minimum Volatility Index Fund (d)	17,016,784	211,348,453
Large Value Funds - 5.5%
Fidelity SAI U.S. Value Index Fund (d)	8,915,837	90,495,747
Invesco Diversified Dividend Fund - Class A	27,452,114	543,002,811

TOTAL LARGE VALUE FUNDS		633,498,558

Mid-Cap Value Funds - 2.5%
Fidelity Low-Priced Stock Fund (d)	5,369,148	291,974,257
Sector Funds - 1.6%
Fidelity Energy Portfolio (d)	4,509,330	184,927,623
TOTAL EQUITY FUNDS
(Cost $936,553,769)		1,321,748,891
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.26% to 1.56% 3/8/18 to 5/10/18 (e)
(Cost $3,194,950)	3,201,000	3,194,492
	Shares	Value

Money Market Funds - 2.5%
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	92,393,459	92,402,699
State Street Institutional U.S. Government Money Market Fund Premier Class 1.26% (h)	192,866,976	192,866,976
TOTAL MONEY MARKET FUNDS
(Cost $285,269,675)		285,269,675
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $7,899,169,001)		11,681,724,676
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(88,610,227)
NET ASSETS - 100%		$11,593,114,449

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	1,226	March 2018	$73,860,370	$(1,267,155)	$(1,267,155)

The notional amount of futures purchased as a percentage of Net Assets is .6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,998,707.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$526,021
Total	$526,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Energy Portfolio	$175,381,841	$2,994,757	$--	$2,994,757	$--	$6,551,025	$184,927,623
Fidelity Low-Priced Stock Fund	259,751,017	24,112,163	--	24,112,163	--	8,111,077	291,974,257
Fidelity SAI U.S. Minimum Volatility Index Fund	160,693,092	44,722,485	--	6,743,490	--	5,932,876	211,348,453
Fidelity SAI U.S. Value Index Fund	--	88,617,654	--	--	--	1,878,093	90,495,747
Total	$595,825,950	$160,447,059	$--	$33,850,410	$--	$22,473,071	$778,746,080

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,078,150,618	$1,078,150,617	$--	$1
Consumer Staples	459,955,880	459,955,880	--	--
Energy	641,566,243	641,566,243	--	--
Financials	3,090,109,603	3,090,109,603	--	--
Health Care	1,396,482,182	1,396,482,182	--	--
Industrials	753,693,110	753,693,110	--	--
Information Technology	1,570,247,042	1,570,247,042	--	--
Materials	417,042,243	417,042,243	--	--
Real Estate	124,950,740	124,950,740	--	--
Telecommunication Services	238,292,775	238,292,775	--	--
Utilities	301,021,182	301,021,182	--	--
Equity Funds	1,321,748,891	1,321,748,891	--	--
Other Short-Term Investments and Net Other Assets	3,194,492	--	3,194,492	--
Money Market Funds	285,269,675	285,269,675	--	--
Total Investments in Securities:	$11,681,724,676	$11,678,530,183	$3,194,492	$1
Derivative Instruments:
Liabilities
Futures Contracts	$(1,267,155)	$(1,267,155)	$--	$--
Total Liabilities	$(1,267,155)	$(1,267,155)	$--	$--
Total Derivative Instruments:	$(1,267,155)	$(1,267,155)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2018

TSS-QTLY-0418
1.9885906.100

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 42.8%
	Principal Amount	Value
Alabama - 0.5%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds:
(Dauphin Gate Apts. Proj.) Series 2017 B, 1.35%, tender 10/1/18 (a)	$325,000	$324,643
Series 2016 B, 1.5%, tender 6/1/18 (a)	2,180,000	2,179,804
Black Belt Energy Gas District Ala Bonds Series 2016 A, 4%, tender 6/1/21 (a)	3,035,000	3,206,204
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 1.55%, tender 8/1/37 (a)	1,625,000	1,624,789
Health Care Auth. for Baptist Health Series 2006 B, 1.45%, tender 11/15/37 (a)	1,100,000	1,100,000
Jefferson County Gen. Oblig. Series 2013 A, 4.9% 4/1/21	2,965,000	3,055,610
Mobile County Board of School Commissioners:
Series 2016 A:
2% 3/1/18	130,000	130,000
3% 3/1/19	140,000	141,932
5% 3/1/22	15,000	16,623
5% 3/1/23	20,000	22,465
5% 3/1/24	25,000	28,446
5% 3/1/25	25,000	28,747
Series 2016 B:
5% 3/1/19	230,000	237,705
5% 3/1/22	20,000	22,164
5% 3/1/24	20,000	22,757
5% 3/1/25	35,000	40,246
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	1,235,000	1,232,604
Series 2009 E, 1.85%, tender 3/24/20 (a)	640,000	637,683
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/18	255,000	255,000
5% 3/1/20	65,000	68,394
5% 3/1/21	10,000	10,742
5% 3/1/22	70,000	76,395
5% 3/1/25	35,000	39,295

TOTAL ALABAMA		14,502,248

Alaska - 0.0%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	25,000	27,047
5% 9/1/22	25,000	28,096
Series B:
5% 9/1/18	80,000	81,454
5% 9/1/20	45,000	48,685
5% 9/1/22	30,000	33,715
Series C:
5% 9/1/18	20,000	20,364
5% 9/1/19	45,000	47,309
5% 9/1/20	30,000	32,456
5% 9/1/22	20,000	22,477
Series D:
5% 9/1/19	85,000	89,362
5% 9/1/20	45,000	48,685
North Slope Borough Svc. 10 W&W Series 2014, 4% 6/30/18 (Escrowed to Maturity)	245,000	247,112

TOTAL ALASKA		726,762

Arizona - 1.2%
Arizona Board of Regents Arizona State Univ. Rev. Series 2016 A, 5% 7/1/19	130,000	136,005
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	10,000	10,256
5% 12/1/19	15,000	15,819
5% 12/1/20	20,000	21,663
5% 12/1/21	25,000	27,637
5% 12/1/22	15,000	16,854
5% 12/1/23	20,000	22,741
5% 12/1/24	35,000	40,260
Arizona School Facilities Board Ctfs. of Prtn. Series 2015 A, 5% 9/1/19	180,000	189,074
Arizona State Trans. Board Series 2016:
5% 7/1/24	110,000	127,894
5% 7/1/25	110,000	129,116
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18 (Escrowed to Maturity)	20,000	20,430
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	115,000	121,225
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	2,175,000	2,161,363
Series 2017 B, 1.6%, tender 5/21/20 (a)	280,000	277,939
Glendale Gen. Oblig.:
Series 2010, 5% 7/1/20	3,585,000	3,852,405
Series 2015:
4% 7/1/18 (FSA Insured)	95,000	95,819
4% 7/1/19 (FSA Insured)	15,000	15,488
5% 7/1/22 (FSA Insured)	20,000	22,397
Series 2017:
5% 7/1/21	65,000	71,427
5% 7/1/22	75,000	83,693
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	15,000	16,468
5% 7/1/22 (FSA Insured)	25,000	27,942
5% 7/1/23 (FSA Insured)	30,000	34,057
Maricopa County Indl. Dev. Auth. Rev.:
Bonds Series B, 5%, tender 10/18/22 (a)	1,090,000	1,225,760
Series 2016 A:
5% 1/1/20	815,000	863,558
5% 1/1/25	105,000	121,886
5% 1/1/26	235,000	275,263
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	30,000	30,264
Maricopa County Poll. Cont. Rev. Bonds ( Arizona Pub. Svc. Co. Proj.) Series 2009 C, 1.75%, tender 5/30/18 (a)	1,085,000	1,084,718
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	20,000	20,664
4% 7/1/20	30,000	31,626
Maricopa County Unified School District #41 Gilbert Series 2016, 3% 7/1/19	840,000	856,414
Phoenix Ariz Ind. Dev. Auth. Rev. Series 2015A, 3% 7/1/20 (c)	630,000	624,658
Phoenix Civic Impt. Board Arpt. Rev. Series 2013:
5% 7/1/20 (b)	3,000,000	3,216,660
5% 7/1/21 (b)	2,750,000	3,017,273
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.65%, tender 5/1/18 (a)(b)	2,150,000	2,150,280
Pima County Indl. Dev. Auth. E Series 2013 Q, 4% 7/1/19	265,000	271,005
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	55,217
5% 12/1/22	55,000	61,693
5% 12/1/23	75,000	85,364
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	70,000	73,224
Series 2012 A:
5% 7/1/18	20,000	20,241
5% 7/1/19	35,000	36,612
Pinal County Unified School District #1 Florence Series 2006 C, 5.25% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	435,000	440,538
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 1.4%, tender 9/1/45 (FSA Insured) (a)	11,700,000	11,700,000
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009:
6% 7/1/24 (Pre-Refunded to 7/1/19 @ 100)	1,200,000	1,268,712
6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	425,252
Series 2011, 5% 7/1/18 (Escrowed to Maturity)	75,000	75,881

TOTAL ARIZONA		35,570,735

Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds (Pine Bluff RAD Conversion Proj.) Series 2017, 1.69%, tender 11/1/21	2,070,000	2,063,231
Arkansas St Dev. Fin. Auth. Drive Series 2014, 4% 6/1/18 (FSA Insured)	110,000	110,715
Little Rock School District Series 2017, 3% 2/1/21	1,470,000	1,511,395

TOTAL ARKANSAS		3,685,341

California - 2.9%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	5,000	4,793
0% 10/1/19 (Escrowed to Maturity)	75,000	73,203
Series 2013 A, 5% 10/1/22	50,000	56,698
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	115,000	117,592
Series B, 2.85%, tender 4/1/25 (a)	95,000	97,529
Series C, 2.1%, tender 4/1/22 (a)	1,085,000	1,086,486
1.875%, tender 4/1/19 (a)	655,000	656,749
California Gen. Oblig.:
Bonds:
Series 2012 A, 1.34%, tender 5/1/33 (a)	5,995,000	5,985,288
Series 2013 D, 1.38%, tender 12/1/20 (a)	4,690,000	4,689,531
Series 2013, 1.47%, tender 12/1/27 (a)	3,270,000	3,273,172
3%, tender 12/1/19 (a)	340,000	346,443
5.25% 9/1/22	35,000	40,080
California Health Facilities Fing. Auth. Bonds Series 2016 C, 1%, tender 8/15/19 (a)	2,520,000	2,498,000
California Health Facilities Fing. Auth. Rev. Series 1988, 1.845%, tender 3/18/18 (a)	200,000	199,426
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2011 A-2, 1.611%, tender 4/1/20 (a)	7,150,000	7,175,955
Series 2012 B, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 3/1/18 (a)(d)	655,000	655,138
California Muni. Fin. Auth. Rev. Series 2016, 2.8% 9/15/18	1,310,000	1,310,563
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.65%, tender 5/1/18 (a)(b)(c)	3,235,000	3,235,421
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	40,000	40,867
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	290,000	301,919
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	20,000	22,456
(Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	35,000	36,951
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/19	110,000	116,043
5% 10/1/20	55,000	59,752
Series 2012 A, 5% 4/1/21	70,000	76,926
Series 2012 G, 5% 11/1/22	25,000	28,419
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	90,000	95,426
Series 2012 C, 5% 6/1/21	40,000	44,152
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co.) Series 2006 A & B, 1.9%, tender 4/1/20 (a)	2,040,000	2,033,370
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
0.99%, tender 7/1/41 (FSA Insured) (a)	7,300,000	7,300,000
1.55%, tender 7/1/40 (FSA Insured) (a)	8,150,000	8,150,000
1.55%, tender 7/1/40 (FSA Insured) (a)	4,775,000	4,775,000
Compton Pub. Fin. Auth. Le Rev. Series 2008, 5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,290,000	1,313,775
Compton Unified School District Series 2006 D, 0% 6/1/20 (AMBAC Insured)	2,280,000	2,191,969
Encinitas Union School District Series 1996, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895,000	858,753
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	75,000	80,327
Series 2017 A1:
5% 6/1/21	25,000	27,231
5% 6/1/22	40,000	44,328
5% 6/1/23	45,000	50,546
5% 6/1/24	25,000	28,284
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	63,431
Long Beach Hbr. Rev. Series 1998 A, 6% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,053,290
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 B, 5% 12/1/18	11,700,000	11,988,990
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4.625% 3/1/18	35,000	35,000
Los Angeles Unified School District Series 2018 M-1, 2% 7/1/19 (e)	1,400,000	1,411,256
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	45,000	45,557
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	23,012
Palomar Pomerado Health Care Dis:
Series 2006 A, 2%, tender 11/1/36 (FSA Insured) (a)	2,950,000	2,950,000
Series 2006 B, 2.1%, tender 11/1/36 (FSA Insured) (a)	3,425,000	3,425,000
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/19 (b)	2,485,000	2,583,158
Series 2012 P, 5% 5/1/21 (b)	55,000	60,281
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	30,000	34,528
5% 9/1/24 (FSA Insured)	50,000	58,400
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/18	140,000	141,285
Sacramento County Arpt. Sys. Rev.:
Series 2008 B, 5.5% 7/1/18 (FSA Insured) (b)	485,000	491,310
Series 2008 E, 5.5% 7/1/18 (FSA Insured) (b)	585,000	592,611
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/18	175,000	177,566
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2011 A, 5.25% 5/1/18 (b)	1,075,000	1,082,031
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	34,829
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	25,000	25,306

TOTAL CALIFORNIA		85,455,402

Colorado - 0.6%
Colorado Health Facilities Auth. Rev.:
Bonds:
Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	125,336
Series 2009 B-3, 1.875%, tender 11/6/19 (a)	140,000	139,276
Series 2015 A, 4% 12/1/18	255,000	259,389
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Series 2016 I, 1.05% 8/1/18	925,000	923,095
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A:
5% 6/1/20	65,000	69,768
5% 6/1/23	100,000	113,482
Series 2014 A, 5% 6/1/23	85,000	96,460
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	3,670,000	3,790,633
Denver City & County Arpt. Rev.:
Series 2007, 1.45%, tender 11/15/25 (a)	1,750,000	1,750,000
Series 2013 A, 5% 11/15/18 (b)	110,000	112,796
Series 2013 B, 5% 11/15/18	130,000	133,445
Series 2017 A, 5% 11/15/19 (b)	420,000	443,591
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A:
5% 12/1/18 (c)	340,000	347,749
5% 12/1/19 (c)	375,000	393,615
5% 12/1/20 (c)	325,000	349,209
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2017 A, 1 month U.S. LIBOR + 0.670% 1.986%, tender 9/1/19 (a)(d)	600,000	601,404
Series 1997 B, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685,000	2,662,500
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810,000	1,794,832
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,341,084
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	505,000	478,740
Series 2015 A:
2.35% 9/1/20	100,000	100,702
5% 9/1/19	20,000	20,899
5% 9/1/20	275,000	294,580
Pueblo Colo Urban Renewal Auth. Series 2017, 2.75% 6/1/20	155,000	154,929

TOTAL COLORADO		16,497,514

Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/19	255,000	266,054
Series 2008 A, 4% 4/15/19	210,000	210,603
Series 2009 B, 5% 3/1/18	75,000	75,000
Series 2011 A, 2.01% 5/15/18 (a)	1,530,000	1,531,346
Series 2011 B, 5% 5/15/21	355,000	385,108
Series 2011 C, SIFMA Municipal Swap Index + 1.100% 2.19% 5/15/19 (a)(d)	1,280,000	1,289,152
Series 2011 D:
5% 11/1/18	85,000	86,962
5% 11/1/19	290,000	305,237
Series 2012 A:
SIFMA Municipal Swap Index + 1.100% 2.19% 4/15/19 (a)(d)	520,000	523,624
SIFMA Municipal Swap Index + 1.250% 2.34% 4/15/20 (a)(d)	4,135,000	4,201,863
Series 2012 C:
5% 6/1/19	130,000	135,236
5% 6/1/20	670,000	713,630
5% 6/1/21	510,000	553,829
Series 2012 D:
SIFMA Municipal Swap Index + 0.770% 1.86% 9/15/18 (a)(d)	770,000	771,224
SIFMA Municipal Swap Index + 0.920% 2.01% 9/15/19 (a)(d)	645,000	649,392
Series 2013 A:
SIFMA Municipal Swap Index + 0.550% 1.64% 3/1/19 (a)(d)	230,000	230,145
SIFMA Municipal Swap Index + 0.650% 1.74% 3/1/20 (a)(d)	105,000	105,373
1.51% 3/1/18 (a)	630,000	630,000
5% 10/15/19	360,000	378,475
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 1.97% 8/15/19 (a)(d)	255,000	256,507
1.97% 8/15/18 (a)	2,080,000	2,083,786
5% 8/15/20	190,000	203,387
Series 2014 B, SIFMA Municipal Swap Index + 0.490% 1.58% 3/1/19 (a)(d)	110,000	110,004
Series 2014 C:
5% 6/15/18	240,000	242,479
5% 6/15/20	400,000	426,488
Series 2014 E, 5% 9/1/19	430,000	450,498
Series 2014 H, 5% 11/15/18	80,000	81,954
Series 2015 A, 5% 3/15/18	150,000	150,203
Series 2015 C, SIFMA Municipal Swap Index + 0.750% 1.84% 6/15/18 (a)(d)	205,000	205,158
Series 2015 F:
5% 11/15/18	615,000	630,024
5% 11/15/20	180,000	193,788
Series 2016 A:
4% 3/15/18	305,000	305,302
5% 3/15/26	45,000	50,835
Series 2016 B:
5% 5/15/19	755,000	784,792
5% 5/15/20	305,000	324,477
5% 5/15/21	1,770,000	1,920,114
Series 2016 E:
4% 10/15/19	885,000	916,356
5% 10/15/20	1,080,000	1,160,536
Series 2016 G:
5% 11/1/18	550,000	562,694
5% 11/1/19	510,000	536,795
Series 2017 A, 5% 4/15/20	2,560,000	2,717,978
Series 2017 B:
5% 4/15/19	645,000	668,781
5% 4/15/20	100,000	106,171
Series A:
5% 4/15/20	135,000	135,545
5% 2/15/21	100,000	102,999
Series B, 5% 4/15/21	285,000	286,146
Series D, SIFMA Municipal Swap Index + 1.020% 2.11% 8/15/20 (a)(d)	210,000	212,583
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut St Univ. Sys. Proj.) Series 2013 N, 5% 11/1/20	2,035,000	2,197,515
(Stamford Hosp. Proj.) Series 2010 I, 5% 7/1/20	900,000	958,824
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	555,000	555,383
(Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 1.605%, tender 7/1/19 (a)(d)	1,075,000	1,074,721
(Yale Univ. Proj.):
Series 2014 A, 1.3%, tender 2/3/20 (a)	1,855,000	1,842,423
Series 2017 B, 5%, tender 7/1/20 (a)	1,635,000	1,759,685
Series 2010 A, 1.8%, tender 2/9/21 (a)	5,280,000	5,264,952
Series 2010 A2, 1.2%, tender 2/1/19 (a)	495,000	494,149
Series 2013 A, 1%, tender 7/1/19 (a)	3,270,000	3,250,249
Series U1, 1%, tender 2/6/19 (a)	255,000	254,087
Series 2011F, 5% 7/1/18	690,000	697,707
Series 2016 CT, 3% 12/1/19	155,000	158,695
Series A:
5% 7/1/20	480,000	514,550
5% 7/1/21	800,000	873,960
Series N, 5% 7/1/21	610,000	669,286
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Series 2017 B:
4% 11/15/19 (b)	265,000	271,622
5% 11/15/21 (b)	155,000	167,419
5% 11/15/23 (b)	125,000	136,979
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2012 A, 2.4% 11/15/20	270,000	274,253
Bonds Series 2017 E-3, 1.5%, tender 11/15/20 (a)	1,640,000	1,605,790
Series 2013 B2, 4% 11/15/32	110,000	113,967
Series 2016 F, 1.55% 5/15/20 (b)	220,000	217,628
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	120,000	123,143
Hartford County Metropolitan District Gen. Oblig. Series 2016 B, 5% 6/1/18	500,000	504,100
Hartford Gen. Oblig. Series 2017, 5% 12/1/18	110,000	110,042
Hbr. Point Infra Impt. District Series 2010 A, 7.875% 4/1/39 (Pre-Refunded to 4/1/20 @ 100)	1,566,000	1,762,470
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/19 (b)	250,000	260,185
5% 6/15/20 (b)	315,000	334,694
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/19 (FSA Insured)	130,000	134,592
5% 3/1/20 (FSA Insured)	65,000	68,997
5% 3/1/21 (FSA Insured)	90,000	97,817
New Haven Gen. Oblig.:
Series 2016 A:
5% 8/15/23 (FSA Insured)	20,000	22,285
5% 8/15/25 (FSA Insured)	20,000	22,596
Series 2017 A, 5.25% 8/1/19	160,000	167,256
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	165,000	170,057
Univ. of Connecticut Gen. Oblig. (Connecticut Gen. Oblig. proj.) Series 2016 A, 4% 3/15/18	195,000	195,172

TOTAL CONNECTICUT		56,195,883

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	55,000	58,226
5% 1/1/21	45,000	48,787

TOTAL DELAWARE, NEW JERSEY		107,013

District Of Columbia - 0.3%
District of Columbia Income Tax Rev. Series 2014 A, 5% 12/1/18	3,040,000	3,120,530
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	95,000	95,260
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A:
5% 10/1/18 (b)	50,000	50,999
5% 10/1/22 (b)	140,000	156,730
Series 2014 A:
5% 10/1/19 (b)	315,000	331,087
5% 10/1/23 (b)	10,000	11,317
Series 2017 A:
5% 10/1/26 (b)	145,000	169,179
5% 10/1/27 (b)	110,000	129,199
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/19 (e)	4,500,000	4,735,440
Washington D.C. Metropolitan Transit Auth. Rev. Series 2016 A, 5% 7/1/18	1,040,000	1,052,626

TOTAL DISTRICT OF COLUMBIA		9,852,367

Florida - 2.3%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	20,000	22,019
Series 2015 C:
5% 7/1/21	15,000	16,514
5% 7/1/22	80,000	89,624
5% 7/1/23	65,000	74,035
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/19 (b)	185,000	191,753
Series 2012 Q1, 5% 10/1/21	20,000	22,121
Series A:
5% 10/1/22 (b)	65,000	72,888
5% 10/1/23 (b)	90,000	102,303
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (b)	80,000	81,374
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	78,452
Series 2011 A, 5% 7/1/19	210,000	219,643
Series 2012 A, 5% 7/1/19	155,000	162,118
Series 2015 A:
5% 7/1/19	45,000	47,066
5% 7/1/20	85,000	91,422
5% 7/1/21	100,000	110,093
5% 7/1/22	75,000	84,056
5% 7/1/23	60,000	68,340
5% 7/1/24	30,000	34,688
Series 2015 B:
5% 7/1/19	45,000	47,066
5% 7/1/20	65,000	69,911
5% 7/1/21	135,000	148,626
5% 7/1/22	100,000	112,074
5% 7/1/23	60,000	68,340
5% 7/1/24	25,000	28,907
Central Expwy Auth. Sr Lien Series 2015, 1.625% 1/1/19	545,000	545,016
Citizens Property Ins. Corp.:
(Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	1,215,000	1,302,444
Series 2011 A1:
5% 6/1/18	55,000	55,503
5% 6/1/19	1,365,000	1,422,221
Series 2012 A1:
5% 6/1/18	35,000	35,320
5% 6/1/19	1,845,000	1,922,342
5% 6/1/21	2,715,000	2,979,658
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/18	15,000	15,408
5% 12/1/19	40,000	42,369
5% 12/1/20	20,000	21,769
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	1,035,000	1,081,679
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 1.15%, tender 6/21/18 (a)	895,000	893,344
Florida Board of Ed. Lottery Rev.:
Series 2016 A:
5% 7/1/18	2,000,000	2,024,480
5% 7/1/19	2,000,000	2,092,380
Series 2016 B, 5% 7/1/24	219,000	255,328
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2012 A, 5% 6/1/18	1,000,000	1,009,200
Series 2013 C, 5% 6/1/18	1,000,000	1,009,200
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/19	30,000	30,585
5% 2/1/20	45,000	46,806
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2018 B, 1.75% 7/1/19	2,800,000	2,798,516
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	465,000	463,089
2% 7/1/21	405,000	402,922
2.05% 1/1/22	305,000	301,331
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A:
5% 10/1/21	20,000	22,012
5% 10/1/22	45,000	50,378
5% 10/1/23	30,000	33,934
5% 10/1/24	45,000	51,405
5% 10/1/25	40,000	46,120
5% 10/1/26	45,000	51,553
Series 2015 C, 5% 10/1/18	70,000	71,402
Florida Muni. Pwr. Agcy. Rev.:
(Stanton II Proj.) Series 2012 A, 5% 10/1/18	60,000	61,258
Series 2008, 5% 10/1/18	130,000	132,687
Series 2009 A, 5% 10/1/18	1,055,000	1,076,807
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 B, 4.25% 10/1/18 (b)	2,385,000	2,424,281
Series 2011 C:
5% 10/1/19	35,000	36,934
5% 10/1/20	20,000	21,633
Series 2016, 5% 10/1/20 (b)	50,000	53,859
Series 2017 A:
5% 10/1/25 (b)	20,000	23,030
5% 10/1/26 (b)	45,000	52,058
Halifax Hosp. Med. Ctr. Rev.:
Series 2016:
4% 6/1/18	130,000	130,796
5% 6/1/19	65,000	67,397
5% 6/1/23	30,000	33,681
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,070,000	1,175,609
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	50,691
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	20,000	21,473
5% 7/1/22	45,000	50,117
5% 7/1/23	45,000	50,917
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/18	1,000,000	1,021,030
JEA Wtr. & Swr. Sys. Rev. Series 2010 D:
5% 10/1/21	15,000	16,023
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	30,000	32,040
5% 10/1/39 (Pre-Refunded to 4/1/20 @ 100)	2,345,000	2,504,483
Lake County School Board Ctfs. of Prtn. Series 2014 A, 4% 6/1/18 (FSA Insured)	25,000	25,159
Lakeland Hosp. Sys. Rev. Series 2016:
4% 11/15/18	130,000	132,261
5% 11/15/19	70,000	73,738
Lee County Arpt. Rev. Series 2010A, 5.5% 10/1/18 (FSA Insured) (b)	270,000	276,153
Lee County Solid Waste Sys. Rev. Series 2016:
5% 10/1/18 (b)	510,000	519,404
5% 10/1/20 (b)	130,000	139,114
Manatee County Rev. Series 2013:
5% 10/1/19	25,000	26,353
5% 10/1/20	45,000	48,721
5% 10/1/21	45,000	49,823
5% 10/1/22	20,000	22,557
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	34,900
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2016, 0.95%, tender 8/1/18 (a)	2,125,000	2,120,623
Miami Health Facilities Auth. Rev. Series 2017, 5% 7/1/20	110,000	116,107
Miami-Dade County Aviation Rev.:
Series 2010 B, 5% 10/1/18	230,000	234,715
Series 2010, 5% 10/1/22	40,000	43,213
Series 2012 A, 5% 10/1/21 (b)	245,000	269,025
Series 2014 A, 5% 10/1/18 (b)	3,035,000	3,095,427
Series 2017 B, 5% 10/1/20 (b)	45,000	48,437
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	45,000	47,005
5% 7/1/20	20,000	21,487
5% 7/1/21	45,000	49,465
5% 7/1/22	45,000	50,374
5% 7/1/23	45,000	50,792
Bonds Series 2012, 1.37%, tender 3/1/18, LOC Dexia Cr. Local SA (a)	1,870,000	1,870,000
Series 2014 A, 5% 7/1/24	15,000	17,296
Series 2014 B:
5% 7/1/18	150,000	151,746
5% 7/1/22	35,000	39,180
5% 7/1/23	70,000	79,654
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	85,000	96,178
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	155,000	165,174
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	415,000	431,766
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District proj.) Series 2012 B-1, 5% 10/1/19	140,000	147,308
(Miami-Dade County School District Proj.) Series 2011 A, 5% 5/1/18	1,520,000	1,529,150
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	140,000	146,348
Series 2008 B, 5% 5/1/18 (Assured Guaranty Corp. Insured)	80,000	80,482
Series 2014 D:
5% 11/1/19	330,000	348,008
5% 11/1/20	320,000	346,250
5% 11/1/21	135,000	149,236
5% 11/1/22	65,000	73,024
5% 11/1/23	165,000	187,493
Series 2015 A:
5% 5/1/19	1,160,000	1,205,681
5% 5/1/20	490,000	523,335
5% 5/1/21	250,000	273,280
5% 5/1/22	80,000	89,100
5% 5/1/23	140,000	157,720
Series 2015 B, 5% 5/1/24	645,000	735,377
Series 2016 A, 5% 8/1/27	120,000	138,886
Series 2016 C, 5% 2/1/20	470,000	499,262
Miami-Dade County School District Series 2015, 5% 3/15/18	130,000	130,178
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	25,000	26,134
North Broward Hosp. District Rev. Series 2017 B:
5% 1/1/20	220,000	231,433
5% 1/1/21	205,000	220,311
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	25,000	26,346
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	220,000	223,392
Orlando & Orange County Expressway Auth. Rev. Series 2012:
5% 7/1/18	470,000	475,551
5% 7/1/19	20,000	20,905
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/18	50,000	51,063
5% 10/1/19	50,000	52,707
Palm Beach County Health Facilities A Series 2016, 4% 11/15/19	585,000	606,276
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	20,000	20,624
5% 12/1/20	30,000	32,235
5% 12/1/21	35,000	38,333
5% 12/1/23	5,000	5,594
5% 12/1/24	10,000	11,298
Palm Beach County Health Facilities Auth. Rev.:
Series 2015 C, 4% 5/15/19	170,000	174,549
Series 2015C, 4% 5/15/18	110,000	110,565
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A:
5% 8/1/19	2,200,000	2,306,986
5% 8/1/20	1,150,000	1,240,505
5% 8/1/21	2,000,000	2,207,460
Series 2018 B, 5% 8/1/21	1,100,000	1,214,103
Series 2014 B:
4% 8/1/19	190,000	196,591
4% 8/1/21	90,000	96,372
5% 8/1/19	65,000	68,161
5% 8/1/21	115,000	126,929
5% 8/1/22	20,000	22,495
Series 2015 B:
5% 8/1/19	60,000	62,918
5% 8/1/20	40,000	43,148
Pasco County School Board Ctfs. of Prtn. Series 2005 B, 1.39%, tender 8/1/30 (a)	3,575,000	3,575,000
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	25,000	25,518
5% 10/1/19	25,000	26,305
5% 10/1/20	20,000	21,601
5% 10/1/21	20,000	22,056
5% 10/1/22	20,000	22,418
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011, 5% 10/1/19 (b)	45,000	47,342
5% 10/1/18 (b)	60,000	61,230
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds:
(Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	690,000	694,402
Series 2008, 5.35%, tender 5/1/18 (AMBAC Insured) (a)	420,000	422,680
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	23,199
5% 7/1/26	25,000	29,263
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/18	1,800,000	1,829,790
Sunrise Util. Sys. Rev. Series 1998, 5.2% 10/1/22 (AMBAC Insured)	1,045,000	1,068,115
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	20,000	21,927
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	55,000	56,150
5% 10/1/18 (Escrowed to Maturity)	50,000	51,060
Series 2011, 5% 10/1/19	120,000	126,515
Tampa Bay Wtr. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	34,588
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (b)	255,000	267,656
Series 2013, 5% 10/1/20 (b)	170,000	182,318
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/20	40,000	43,071
Series 2016 A:
5% 9/1/18	100,000	101,757
5% 9/1/19	130,000	136,375
5% 9/1/20	150,000	161,022
Univ. North Florida Fing. Corp. Cir (Hsg. Proj.) Series 2016:
5% 11/1/18 (FSA Insured)	680,000	694,552
5% 11/1/19 (FSA Insured)	705,000	740,610
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	10,000	10,153
5% 8/1/19	5,000	5,243

TOTAL FLORIDA		69,678,816

Georgia - 1.1%
Atlanta Urban Resdtl Fin. Bonds Series 2016, 1.05%, tender 6/1/18 (a)	2,235,000	2,232,832
Atlanta Arpt. Rev.:
5% 1/1/22	20,000	22,233
5% 1/1/23	20,000	22,621
5% 1/1/24	25,000	28,751
Augusta Hsg. Auth. Multi-family Hsg. Rev. Bonds (Richmond Villas Apts. Proj.) Series 2017, 1.2%, tender 3/1/18 (a)	1,530,000	1,518,234
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2008, 1.65%, tender 6/18/21(a)	485,000	468,001
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 1.8%, tender 4/3/18 (a)	3,480,000	3,480,383
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	369,923
(Georgia Pwr. Co. Proj.) Series 2017, 1.85%, tender 8/22/19 (a)	3,380,000	3,366,818
(Georgia Transmission Corp. Proj.) Series 2012, 1.3%, tender 5/3/18 (a)	3,605,000	3,602,152
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	220,000	217,967
Series 1996, 2.35%, tender 12/11/20 (a)	1,485,000	1,480,619
Cedartown Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2016, 1%, tender 4/1/18 (a)	1,090,000	1,089,270
Clarke County Hosp. Auth. Series 2016:
5% 7/1/18	230,000	232,668
5% 7/1/19	295,000	308,107
5% 7/1/20	190,000	203,902
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/19	30,000	31,052
5% 4/1/20	45,000	47,955
(Wellstar Health Sys., Inc. proj.) Series 2017 A, 5% 4/1/21	100,000	109,006
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2016, 1.75%, tender 1/15/19(a)	1,570,000	1,569,042
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	40,000	40,550
5% 4/1/20	40,000	42,627
5% 4/1/21	85,000	92,655
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	130,000	139,512
Fulton County Wtr.& Swr. Rev. Series 2011, 5% 1/1/19	85,000	87,509
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	165,000	168,632
(Prerefunded Proj.) Series 2008 D:
5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	240,000	243,408
5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	55,000	55,781
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	130,000	131,746
5.75% 1/1/20	20,000	20,271
Series 2008 A:
5.25% 1/1/19	140,000	144,031
5.25% 1/1/21	140,000	152,093
Series 2009 B, 5% 1/1/20	4,005,000	4,227,958
Series 2011 A:
5% 1/1/19	750,000	770,055
5% 1/1/20	125,000	131,959
5% 1/1/21	30,000	32,387
Series 2015 A:
5% 1/1/20	100,000	105,567
5% 1/1/21	255,000	275,285
Series 2016 A:
4% 1/1/19	225,000	229,172
4% 1/1/21	280,000	294,302
5% 1/1/19	385,000	395,295
Series GG:
5% 1/1/20	135,000	142,641
5% 1/1/21	255,000	275,943
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	35,000	36,793
5% 10/1/22	20,000	22,279
5% 10/1/23	55,000	61,997
Series R, 5% 10/1/21	110,000	120,746
Series 2016 A, 5% 10/1/19	1,050,000	1,103,792
Griffin-Spalding County Hosp.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	50,000	50,687
3% 4/1/20	40,000	41,000
3% 4/1/21	35,000	36,072
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	30,000	31,970
5% 4/1/21	85,000	92,655
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	695,454
Series 2009, 2.35%, tender 12/11/20 (a)	2,175,000	2,157,035
Peach County Dev. Auth. Student Series 2016, 1.2% 10/1/18	855,000	852,880
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	81,454

TOTAL GEORGIA		33,985,729

Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/18 (b)	170,000	172,025
Series 2011, 5% 7/1/19 (b)	85,000	88,880
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 1.54%, tender 7/1/39 (a)(d)	635,000	635,000
Hawaii Gen. Oblig. Series 2011 DZ, 5% 12/1/28 (Pre-Refunded to 12/1/21 @ 100)	1,945,000	2,164,279
Honolulu City & County Gen. Oblig.:
Bonds Series 2017 H:
SIFMA Municipal Swap Index + 0.310% 1.4%, tender 9/1/20 (a)(d)	2,180,000	2,180,828
SIFMA Municipal Swap Index + 0.320% 1.41%, tender 9/1/20 (a)(d)	1,965,000	1,965,845
SIFMA Municipal Swap Index + 0.320% 1.41%, tender 9/1/20 (a)(d)	875,000	875,376
Series 2015 B, 5% 10/1/18	3,700,000	3,778,884
Series 2017 D:
5% 9/1/24	25,000	29,134
5% 9/1/25	65,000	76,435
State of Hawaii Dept. of Trans. Series 2013:
4% 8/1/18 (b)	220,000	222,358
5% 8/1/19 (b)	30,000	31,446
5% 8/1/20 (b)	65,000	69,843
5% 8/1/21 (b)	10,000	10,975
5% 8/1/22 (b)	45,000	50,191
5% 8/1/23(b)	30,000	33,889

TOTAL HAWAII		12,385,388

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/20	150,000	161,373
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	230,000	253,002

TOTAL IDAHO		414,375

Illinois - 2.8%
Bedford Park Tax Increment Rev. (65th and Cicero Proj.) Series 2015, 3% 12/30/18	195,000	195,216
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	255,000	275,798
Chicago Board of Ed. Series 2009 D, 5% 12/1/18 (Escrowed to Maturity)	50,000	51,348
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	215,000	210,902
Series 1999, 5.5% 1/1/19 (FGIC Insured) (FSA Insured)	655,000	672,672
Series 2002 B, 5% 1/1/19	420,000	429,194
Series 2003 B:
5% 1/1/19	700,000	715,323
5% 1/1/20	720,000	752,119
Series 2007, 5% 12/1/18	555,000	555,755
Series 2009 A, 4% 1/1/19	270,000	273,704
Series 2009A, 4% 1/1/19 (Escrowed to Maturity)	290,000	296,055
Series 2010, 5% 12/1/19	220,000	229,530
Series 2015 C, 5% 1/1/20	280,000	291,878
Series 2015C, 5% 1/1/21	435,000	459,634
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	555,000	585,791
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	15,000	15,899
5% 1/1/21	10,000	10,818
5% 1/1/23	55,000	61,697
5% 1/1/22	110,000	121,338
5% 1/1/23	130,000	145,830
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	180,000	183,103
5% 1/1/20	5,000	5,178
5% 1/1/21	10,000	10,519
5% 1/1/22	5,000	5,314
5% 1/1/23	10,000	10,753
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 A, 5.75% 1/1/39 (Pre-Refunded to 1/1/21 @ 100)	1,475,000	1,637,634
Series 2012 A, 5% 1/1/21	30,000	32,525
Series 2012 B, 5% 1/1/21 (b)	100,000	108,041
Series 2013 B, 5% 1/1/22	85,000	94,124
Series 2013 D, 5% 1/1/22	70,000	77,514
Series 2015 A, 5% 1/1/19 (b)	125,000	128,426
Series 2017 D, 5% 1/1/27 (b)	35,000	40,364
Chicago Park District Gen. Oblig. Series 2011 B, 4% 1/1/19	100,000	101,521
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
2% 6/1/18	50,000	50,035
4% 6/1/19	425,000	436,152
5% 6/1/20	760,000	811,224
5% 6/1/21	385,000	418,972
5% 6/1/25	25,000	28,304
Chicago Wastewtr. Transmission Rev.:
Series 2001, 5.5% 1/1/20	270,000	287,096
Series 2012:
5% 1/1/19	30,000	30,790
5% 1/1/23	25,000	27,288
Chicago Wtr. Rev. Series 2017 2, 5% 11/1/19	545,000	572,435
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	185,000	193,763
Series 2010 A, 5.25% 11/15/22	110,000	118,964
Series 2011 A, 5.25% 11/15/22	20,000	22,090
Series 2012 C:
5% 11/15/19	70,000	73,581
5% 11/15/20	155,000	166,958
5% 11/15/21	120,000	131,791
5% 11/15/22	30,000	33,462
Series 2014 A:
5% 11/15/18	435,000	445,314
5% 11/15/20	20,000	21,543
5% 11/15/21	10,000	10,983
5% 11/15/22	30,000	33,462
Series 2016 A, 5% 11/15/21	2,250,000	2,471,085
Series 2018:
3% 11/15/18	450,000	454,410
5% 11/15/19	385,000	404,693
DuPage County Cmnty. High School District #99 Series 2014, 5% 12/1/18	730,000	748,235
Grundy Kendall & Will Cntys Series 2008, 5.75% 10/15/19	120,000	123,252
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	220,000	218,951
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	39,586
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	690,000	743,951
(IL Wtr. State Rev. Fund Proj.) Series 2016 4% 7/1/18	325,000	327,802
(Osf Healthcare Sys.) Series 2010 A, 6% 5/15/39 (Pre-Refunded to 5/15/20 @ 100)	1,000,000	1,091,190
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	60,000	62,901
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	485,000	511,064
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	1,100,000	1,178,386
(Trinity Health Proj.) Series 2011, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	10,000	11,127
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	720,000	712,944
Series 2016 B, 2.452%, tender 5/1/21 (a)	1,090,000	1,097,990
Series 2017 B, 5%, tender 12/15/22 (a)	65,000	73,507
Series E, 2.25%, tender 4/29/22 (a)	500,000	500,190
Series 2008 B, 5.5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	65,000	66,237
Series 2008 D:
5.5% 11/1/18	100,000	102,637
6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	45,000	46,445
Series 2011 A, 5% 8/15/18	640,000	649,715
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	27,819
Series 2012 A:
5% 5/15/18	435,000	437,997
5% 5/15/19	165,000	171,009
5% 5/15/23	30,000	33,127
Series 2012:
5% 9/1/18	25,000	25,296
5% 9/1/19	25,000	25,849
5% 9/1/20	30,000	31,655
5% 9/1/21	45,000	48,183
5% 9/1/22	75,000	81,234
Series 2015 A:
5% 11/15/18	140,000	143,290
5% 11/15/22	10,000	11,235
5% 11/15/24	35,000	39,812
5% 11/15/25	45,000	51,513
5% 11/15/26	45,000	51,030
Series 2015 B:
5% 11/15/20	35,000	37,883
5% 11/15/24	45,000	51,752
Series 2016 A:
4% 5/1/19	110,000	112,773
4% 11/1/19	110,000	113,947
5% 8/15/18	130,000	131,457
5% 7/1/19	155,000	161,405
5% 8/15/19	130,000	134,362
5% 8/15/20	10,000	10,552
5% 2/15/21	15,000	16,277
5% 8/15/21	15,000	16,084
5% 2/15/23	20,000	22,378
5% 8/15/23	35,000	38,294
5% 8/15/24	50,000	55,087
Series 2016 C:
5% 2/15/20	110,000	115,941
5% 2/15/22	225,000	246,578
5% 2/15/23	100,000	110,937
5% 2/15/24	115,000	128,849
Series 2016 D, 5% 2/15/20	505,000	536,669
Series 2016:
4% 11/15/18	95,000	96,565
5% 11/15/19	90,000	94,821
5% 7/1/22	65,000	73,049
5% 5/15/25	10,000	11,391
5% 5/15/26	20,000	22,889
5% 5/15/27	25,000	28,043
Series 2017:
5% 1/1/23	35,000	39,570
5% 1/1/25	50,000	58,178
5% 1/1/27	45,000	53,510
Illinois Gen. Oblig.:
Series 2006, 5% 6/1/21	405,000	423,347
Series 2007 A, 5% 6/1/18 (FSA Insured)	110,000	110,276
Series 2008, 4.5% 4/1/18	95,000	95,175
Series 2010, 5% 1/1/21 (FSA Insured)	35,000	36,645
Series 2012 A, 4% 1/1/23	30,000	30,275
Series 2012:
5% 3/1/18	435,000	435,000
5% 8/1/18	375,000	379,121
5% 3/1/19	120,000	122,840
5% 8/1/19	2,270,000	2,343,820
5% 8/1/20	150,000	155,654
5% 8/1/21	55,000	57,577
5% 8/1/22	760,000	798,920
Series 2013:
4% 7/1/18	2,965,000	2,981,396
5% 7/1/21	140,000	146,451
5% 7/1/22	235,000	246,917
Series 2014:
5% 4/1/18	220,000	220,484
5% 5/1/19	545,000	559,819
5% 2/1/20	665,000	687,909
5% 2/1/21	865,000	900,863
5% 2/1/22	65,000	68,099
5% 4/1/23	50,000	52,371
5% 2/1/25	50,000	52,287
Series 2016:
5% 1/1/20	1,760,000	1,818,045
5% 11/1/20	50,000	52,032
5% 1/1/21	2,865,000	2,980,517
5% 11/1/21	1,505,000	1,579,287
5% 1/1/22	1,650,000	1,727,072
5% 1/1/26	50,000	52,303
5% 2/1/26	235,000	245,768
Series 2017 B, 5% 11/1/19	4,500,000	4,667,895
Series 2017 D, 5% 11/1/21	2,180,000	2,287,605
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2017 A, 1.33%, tender 8/1/18 (a)	1,800,000	1,798,650
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	115,000	122,587
Series 2015 A:
5% 2/1/19	1,770,000	1,826,003
5% 2/1/20	235,000	249,401
5% 2/1/21	470,000	510,547
5% 2/1/23	25,000	28,144
Illinois Reg'l. Trans. Auth.:
Series 2010A, 5% 7/1/20	450,000	474,053
Series 2011 A:
5% 6/1/18 (FSA Insured)	130,000	131,127
5% 6/1/19 (FSA Insured)	105,000	109,268
Series 2014 A:
4% 6/1/18	100,000	100,622
5% 6/1/19	200,000	208,130
Series 2016 A, 5% 6/1/18	390,000	393,381
Series 2017 A:
5% 7/1/20	210,000	224,916
5% 7/1/21	210,000	229,698
Illinois Sales Tax Rev.:
Series 2002, 5.75% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	640,000	647,642
Series 2009 B, 5% 6/15/18	520,000	524,950
Series 2013:
5% 6/15/18	1,085,000	1,095,329
5% 6/15/19	665,000	692,006
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 B-1, 5% 12/1/18	550,000	564,278
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2012, 4% 10/1/18	435,000	441,003
Mc Henry & Lake Cntys Ill Cmnt Series 2012 A, 3% 12/1/19	1,015,000	1,035,838
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	88,010
0% 1/15/25	110,000	88,746
0% 1/15/26	80,000	62,026
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/19	50,000	51,601
5% 2/1/20	50,000	53,152
5% 2/1/23	50,000	56,263
Metropolitan Pier & Exposition:
Series 1993, 0% 6/15/18 (Escrowed to Maturity)	25,000	24,898
Series 2012 B, 5% 12/15/22	1,655,000	1,810,752
Minooka Ill Spl. Assmt Series 2014, 3.5% 12/1/19 (FSA Insured)	120,000	122,532
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5% 6/1/18	3,615,000	3,645,005
5.125% 6/1/19	750,000	780,788
5.25% 6/1/20	650,000	696,326
5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	5,000,000	5,577,450
6% 6/1/28 (Pre-Refunded to 6/1/21 @ 100)	2,600,000	2,941,094
Series 2017, 5% 6/1/22	220,000	243,146
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 A, 5% 10/1/18	130,000	132,383
Univ. of Illinois Rev.:
Series 1999, 0% 4/1/19	1,500,000	1,465,740
Series 2001 B, 5.5% 4/1/19	110,000	113,961
Series A, 0% 4/1/18	205,000	204,715
Western Ill Univ. Revs. Ctfs. Par Series 2015, 3% 10/1/18 (FSA Insured)	110,000	110,428
Will County Illinois Series 2016, 4% 11/15/18	225,000	229,073

TOTAL ILLINOIS		84,255,744

Indiana - 0.8%
Anderson Econ. Dev. Auth. Rev. Bonds (Cottages of Anderson Apts. Proj.) Series 2017, 1.7%, tender 1/1/19	360,000	359,672
Evansville MultiFamily Hsg. Rev. Bonds (Consolidated RAD Projs.) Series 2016 A, 1.35%, tender 3/1/18 (a)	1,265,000	1,265,000
Fort Wayne Ind. Multifamily Hsg. Bonds Series 2017, 1.2%, tender 11/1/18 (a)	1,785,000	1,777,217
Hammond Loc Pub. Impt. Bd Bank Series 2018 A, 2.375% 12/31/18	1,090,000	1,092,169
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	115,000	121,021
Indiana Fin. Auth. Health Sys. Rev. (Franciscan Alliance Proj.) Series 2009 A, 5% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	4,750,000	5,011,630
Indiana Fin. Auth. Hosp. Rev.:
Series 2009, 5.5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	1,250,000	1,305,375
Series 2013:
5% 8/15/22	15,000	16,820
5% 8/15/23	20,000	22,752
Series 2017 A, 5% 11/1/18	230,000	235,387
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/20	15,000	15,897
5% 3/1/21	25,000	27,100
Series 2016:
3% 9/1/18	40,000	40,234
3% 9/1/19	65,000	65,983
4% 9/1/20	130,000	136,530
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/18	335,000	341,847
5% 10/1/20	20,000	21,643
5% 10/1/22	35,000	39,345
Series 2014 A:
5% 10/1/20	10,000	10,822
5% 10/1/21	10,000	11,075
5% 10/1/22	15,000	16,862
Series 2015 A:
5% 10/1/24	35,000	40,187
5% 10/1/25	35,000	40,717
Indiana Health Facility Fing. Auth. Rev. Bonds:
Series 2001 A2, 4%, tender 3/1/19 (a)	340,000	348,109
Series 2005 A-5, 1.35%, tender 8/4/20 (a)	2,015,000	1,989,349
Series 2005 A-8, 1.25%, tender 5/1/20 (a)	295,000	291,077
Series 2017:
1.35%, tender 8/4/20 (a)	195,000	192,518
1.375%, tender 10/1/27	1,080,000	1,068,476
Indiana Hsg. & Cmnty. Dev. Auth. H Series 2016, 1.1% 3/1/18	955,000	955,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	255,000	262,270
5% 1/1/20	25,000	26,490
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (b)	190,000	195,257
Series 2016:
5% 1/1/20 (b)	685,000	724,538
5% 1/1/21 (b)	60,000	65,049
5% 1/1/23 (b)	45,000	50,240
5% 1/1/24 (b)	60,000	67,500
5% 1/1/25 (b)	65,000	73,919
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	20,000	20,416
4% 1/15/20	30,000	31,219
4% 1/15/21	25,000	26,380
5% 7/15/19	35,000	36,581
5% 7/15/20	25,000	26,805
5% 7/15/21	20,000	21,918
Michigan City School Bldg. Corp. (Michigan Gen. Oblig. Proj.):
Series 2015, 4% 7/15/19	1,085,000	1,111,507
Series 2016 A, 5% 7/15/20	1,040,000	1,107,174
Purdue Univ. Rev.:
Series 2012 AA, 5% 7/1/27	255,000	286,125
Series Z-1, 5% 7/1/18	35,000	35,425
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	620,000	619,560
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	665,000	723,786
Bonds:
(BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(b)	480,000	540,384
Series 2014, SIFMA Municipal Swap Index + 0.750% 1.84%, tender 12/2/19 (a)(b)(d)	1,090,000	1,091,951

TOTAL INDIANA		24,004,308

Iowa - 0.2%
Iowa Fin. Auth. Hosp. Facilities Rev. Series 2015, 1.75% 6/1/18	1,530,000	1,527,200
Iowa Higher Ed. Ln. Auth. Rev. Series 2016 A, 2% 12/1/18	4,010,000	4,011,965
Peoples Mem Hosp. Buchanan County Series 2016, 1.5% 12/1/18	545,000	542,101

TOTAL IOWA		6,081,266

Kansas - 0.2%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	35,000	39,446
Johnson County Unified School District # 233:
Series 2016 A:
2% 9/1/18	320,000	320,979
5% 9/1/20	320,000	346,202
Series 2016 B, 5% 9/1/23	30,000	34,461
Kansas Dept. of Trans. Hwy. Rev. Series 2014 B:
1.375% 9/1/18 (a)	1,530,000	1,530,872
1.455% 9/1/19 (a)	1,310,000	1,313,537
Kansas St Dev. Fin. Auth. Rev. Series 2015 A, 5% 5/1/18	1,245,000	1,252,433
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	50,000	51,264
5% 11/15/20 (Escrowed to Maturity)	60,000	65,207
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	11,216
5% 9/1/23	15,000	17,080
5% 9/1/25	15,000	17,372

TOTAL KANSAS		5,000,069

Kentucky - 0.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/20	205,000	211,214
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	33,297
5% 2/1/25	20,000	22,374
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	4,000,000	3,957,640
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	55,000	58,123
Kentucky Econ. Dev. Fin. Auth. Bonds:
Series 2009 B, 2.7%, tender 11/10/21 (a)	195,000	196,773
Series 2011 B, 1.971%, tender 2/1/20 (a)	1,530,000	1,529,312
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2009, 5.375% 8/15/24 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,443,224
Series 2017 A:
5% 6/1/20	110,000	116,018
5% 6/1/21	230,000	246,850
Kentucky Hsg. Corp. Hsg. Rev. Bonds Series 2017, 1.45%, tender 3/1/19 (a)	1,020,000	1,017,389
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.):
Series 2009, 5.25% 2/1/19 (Assured Guaranty Corp. Insured)	160,000	165,334
Series D:
5% 5/1/20	835,000	888,866
5% 5/1/21	210,000	228,407
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	317,460
Series 2005:
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	265,000	268,909
5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	386,114
(Proj. No. 117) Series B, 3% 5/1/20	540,000	551,027
(Proj. No. 98) Series 2010, 4% 8/1/19	235,000	242,750
(Rev. Rfdg. Bonds Proj.) Series A, 5% 8/1/18	345,000	350,089
Series 2009 A, 5% 8/1/18	485,000	492,154
Series 2016 B, 5% 11/1/19	510,000	537,744
Louisville & Jefferson County:
(Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	210,000	220,221
Series 2016 A, 5% 10/1/18	510,000	519,675
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2011 A, 5% 7/1/18 (Escrowed to Maturity) (b)	2,210,000	2,235,570
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	940,000	937,688
(Louisville Gas and Elec. Co. Proj.) Series 2001 B, 1.35%, tender 5/1/18 (a)(b)	3,620,000	3,616,923
Series 2007 A, 1.25%, tender 6/3/19 (a)	875,000	867,983
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 A, 1.05%, tender 3/1/18 (a)	3,655,000	3,655,000

TOTAL KENTUCKY		26,314,128

Louisiana - 0.8%
East Baton Rouge Swr. Commn Bonds Series 2011 A, 1.602%, tender 3/1/18(a)	5,095,000	5,094,592
Lafayette Pub. Impt. Sale Tax Series 2015, 5% 5/1/20	1,000,000	1,068,470
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	495,000	515,750
5% 6/1/20	1,540,000	1,648,724
5% 6/1/21 (FSA Insured)	660,000	725,208
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	35,000	39,320
Series 2014 D1, 5% 12/1/22	30,000	33,911
Series 2015, 5% 5/1/18	25,000	25,158
Series 2016 A:
4% 9/1/19	385,000	399,257
5% 9/1/20	560,000	604,279
Series 2016 B:
5% 8/1/22	310,000	348,260
5% 8/1/23	135,000	154,117
Series 2016 D:
5% 9/1/22	140,000	157,528
5% 9/1/24	155,000	179,213
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds Series 2016, 1%, tender 5/1/18 (a)	1,570,000	1,569,011
Louisiana Local Govt. Envir. Facilities Bonds Series 2013, 1 month U.S. LIBOR + 0.700% 1.806%, tender 3/1/18 (a)(d)	2,115,000	2,115,656
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	806,874
Louisiana Pub. Facilities Auth. Series 2017, 4% 8/1/19	945,000	975,902
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	255,000	269,691
Series 2009 A:
5% 7/1/19	475,000	495,591
5.25% 7/1/20	870,000	937,321
Series 2015, 5% 7/1/18	665,000	672,541
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/19	250,000	260,433
5% 7/1/21	35,000	38,461
5% 7/1/22	20,000	22,388
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	705,000	788,112
5% 1/1/24 (b)	5,000	5,665
5% 1/1/25 (b)	5,000	5,723
5% 1/1/26 (b)	10,000	11,537
Series 2017 D1:
5% 1/1/19	285,000	293,245
5% 1/1/20	475,000	503,742
Series 2017 D2:
5% 1/1/19 (b)	410,000	421,517
5% 1/1/20 (b)	50,000	52,933
5% 1/1/21 (b)	290,000	314,067
5% 1/1/23 (b)	10,000	11,179
5% 1/1/24 (b)	15,000	16,996
5% 1/1/25 (b)	10,000	11,446
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	60,000	65,005
Tobacco Settlement Fing. Corp.:
Series 2013 A:
5% 5/15/18	355,000	357,563
5% 5/15/21	200,000	218,064
5% 5/15/23	100,000	112,226
Series 2013A, 5% 5/15/19	1,500,000	1,559,745

TOTAL LOUISIANA		23,906,421

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England Proj.) Series 2017 A, 4% 7/1/20	250,000	262,610
Series 2017 B, 4% 7/1/21	85,000	90,449
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	55,166
5% 7/1/22	40,000	45,024
5% 7/1/24	50,000	58,166

TOTAL MAINE		511,415

Maryland - 1.5%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	81,073
5% 7/1/25	75,000	87,814
Cmnty. Dev. Admin Dept. Hs:
Series 2016 G, 1.15% 2/1/19	1,745,000	1,735,228
Series 2016:
1.6% 4/1/19	2,615,000	2,606,501
2.15% 12/1/18	3,840,000	3,838,426
Series 2017:
1.85% 7/1/18	1,870,000	1,868,972
2% 2/1/19	1,310,000	1,308,323
County of Charles Series 2015, 5% 11/1/18	1,000,000	1,024,360
Harford County Gen. Oblig. Series 2018, 5% 9/15/18	1,000,000	1,019,810
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2015, 5% 2/1/19	5,000,000	5,163,750
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	120,000	121,643
Series 2014 A, 5% 3/1/19	1,500,000	1,553,445
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Univ. Proj.) Series 2008 A, 5% 7/1/18	2,480,000	2,510,603
Bonds Series 2013 A, 1 month U.S. LIBOR + 0.600% 1.655%, tender 3/1/18 (a)(d)	155,000	155,031
Series 2015:
5% 7/1/19	10,000	10,397
5% 7/1/22	20,000	22,100
5% 7/1/23	20,000	22,385
5% 7/1/24	45,000	50,983
5% 7/1/25	40,000	45,595
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2016 I, 1.6% 11/1/18	2,395,000	2,391,384
Series 2017 D, 1.83% 6/1/19	1,460,000	1,449,882
Maryland Stadium Auth. Rev. Series 2018 A, 5% 5/1/19	300,000	312,027
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2012, 5% 7/1/18	1,000,000	1,012,280
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 1.14%, tender 6/1/18 (a)	10,150,000	10,150,000
Series 2011 A, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	350,000	366,167
Prince Georges County Gen. Oblig. Series 2013 A, 5% 3/1/19	2,060,000	2,133,192
Washington Suburban San. District Series 2015, 3% 6/1/19	3,000,000	3,057,240

TOTAL MARYLAND		44,098,611

Massachusetts - 1.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2006 B, 5.25% 7/1/18	50,000	50,643
Series 2016A, 0% 7/1/21	1,060,000	994,640
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	130,000	137,989
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	260,000	278,346
Series 2013 F, 4% 7/1/18	140,000	141,100
Series 2016 A, 5% 7/15/22	30,000	33,908
Series 2016 I:
5% 7/1/21	10,000	10,908
5% 7/1/22	15,000	16,640
5% 7/1/23	15,000	16,876
5% 7/1/24	25,000	28,449
5% 7/1/25	20,000	22,997
5% 7/1/26	20,000	23,184
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/18 (a)(b)	4,000,000	4,000,160
Massachusetts Edl. Fing. Auth. Rev.:
Series 2013, 5% 7/1/19 (b)	105,000	109,170
Series 2016 J, 5% 7/1/21 (b)	485,000	525,279
Series 2017 A:
3% 7/1/19 (b)	65,000	65,883
4% 7/1/20 (b)	95,000	98,884
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	1,980,000	1,945,687
Series 1998 C, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,728
Series 2007 A, 3 month U.S. LIBOR + 0.460% 1.648% 11/1/18 (a)(d)	350,000	350,109
Series 2016 B, 5% 7/1/22	40,000	45,060
Series 2017 A, SIFMA Municipal Swap Index + 0.470% 1.56% 2/1/19 (a)(d)	2,805,000	2,809,404
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 1.69% 2/1/20 (a)(d)	4,480,000	4,513,197
Series C, 5.5% 12/1/22	95,000	110,031
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	7,500,000	7,904,925
(Partners Healthcare Sys., Inc. Proj.):
Series 2007 G2, 1.29%, tender 3/7/18 (FSA Insured) (a)	2,170,000	2,170,000
Series 2010, 5% 7/1/21	145,000	151,500
Series 2009 D, 5% 7/1/18	130,000	131,448
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Bonds Series 2017, 1.5%, tender 7/1/20 (a)	340,000	334,390
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Bonds Series 2017 A, 1.22%, tender 2/1/19 (a)	2,870,000	2,850,513
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (b)	65,000	74,376
5% 7/1/25 (b)	25,000	28,782
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	80,000	81,980

TOTAL MASSACHUSETTS		30,101,186

Michigan - 1.9%
Battle Creek School District Series 2016, 5% 5/1/18	295,000	296,699
Charlotte Pub. School District Series 2015, 5% 5/1/19	330,000	343,035
Chippewa Valley Schools Series 2016, 5% 5/1/19	500,000	520,345
Clarkston Cmnty. Schools:
Series 2016 I, 4% 5/1/20	90,000	94,261
Series 2016, 5% 5/1/18	230,000	231,364
5% 5/1/22	35,000	39,085
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.735% 7/1/32 (a)(d)	90,000	83,621
Fenton Area Pub. Schools Gen. Oblig. Series 2017, 2% 5/1/18	130,000	130,126
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	100,000	105,043
5% 10/1/20	140,000	151,466
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	25,000	25,988
5% 5/1/20	60,000	64,121
5% 5/1/21	45,000	49,277
5% 5/1/22	40,000	44,668
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	130,000	133,435
Grand Rapids Pub. Schools:
Series 2016:
4% 5/1/18 (FSA Insured)	45,000	45,190
5% 5/1/19 (FSA Insured)	540,000	561,011
5% 5/1/19 (FSA Insured)	115,000	119,475
5% 5/1/23 (FSA Insured)	30,000	33,953
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	335,000	355,204
Huron Valley School District Series 2011, 5% 5/1/21	510,000	556,670
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	195,000	202,587
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Bronson Methodist Hsp, MI. Proj.) Series 2006, 5% 5/15/19 (FSA Insured)	255,000	264,318
Series 2016:
5% 5/15/22	20,000	22,109
5% 5/15/24	10,000	11,317
5% 5/15/25	15,000	17,086
5% 5/15/26	15,000	17,190
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	25,000	25,616
5% 11/15/19	20,000	21,130
5% 11/15/20	165,000	178,773
Lake Orion Cmnty. School District:
Series 2015, 5% 5/1/18	1,010,000	1,015,989
5% 5/1/19	230,000	239,085
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	140,000	143,644
4% 5/1/20	310,000	324,675
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	255,000	264,772
Mattawan Mich Cons School District Series 2015, 5% 5/1/18	185,000	186,097
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	455,000	507,562
5% 4/15/23	30,000	33,999
5% 4/15/24	30,000	34,469
Michigan Fin. Auth. Rev.:
(Detroit Swr. Disp. Rev. Proj.) Series 2014 C-5, 5% 7/1/18	3,815,000	3,858,110
(Detroit Wtr. Supply Sys. Rev. Proj.) Series 2014 D, 5% 7/1/18	925,000	934,685
(Detroit Wtr. Supply Sys. Rev. Proj.) Series 2014 D-3, 5% 7/1/18	4,360,000	4,409,268
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	145,000	158,758
(Unemployment Comp Oblg Asmt Proj.) Series 2012 A, 5% 7/1/19	1,540,000	1,611,548
Bonds:
Series 2013 M1, 1.14%, tender 6/1/18 (a)	2,535,000	2,535,000
Series 2015 D1, 1 month U.S. LIBOR + 0.680% 1.685%, tender 3/1/18 (a)(d)	475,000	475,081
1.1%, tender 8/15/19 (a)	1,355,000	1,344,146
Series 2010 A, 5% 12/1/18	155,000	159,142
Series 2012 A, 5% 6/1/18 (Escrowed to Maturity)	55,000	55,479
Series 2014, 4% 6/1/18	115,000	115,707
Series 2015 A:
5% 5/15/19	125,000	129,933
5% 8/1/22	1,050,000	1,175,349
5% 8/1/23	85,000	96,525
Series 2015, 5% 12/1/18	2,115,000	2,171,513
Series 2016:
3% 1/1/19	25,000	25,260
3% 1/1/20	40,000	40,802
5% 11/15/18	265,000	271,209
5% 11/15/19	130,000	136,964
Michigan Gen. Oblig. Series 2016:
3% 3/15/20	1,280,000	1,312,640
5% 3/15/20	355,000	378,270
5% 3/15/21	20,000	21,827
5% 3/15/22	50,000	55,644
5% 3/15/23	85,000	96,113
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	25,000	25,226
Bonds:
(Ascension Health Cr. Group Proj.):
Series 2009 D, 1.87%, tender 5/1/18 (a)	1,430,000	1,431,201
Series F5, 2.4%, tender 3/15/23 (a)	80,000	80,075
Series 2005 A, 1.5%, tender 5/1/20 (a)	375,000	371,044
Series 2005 A4, 1.625%, tender 11/1/19 (a)	160,000	159,854
Series 2010 F3, 1.4%, tender 6/29/18 (a)	2,110,000	2,110,106
Series 2010 F4, 1.95%, tender 4/1/20 (a)	1,150,000	1,154,439
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds (Newman Court Apts. Proj.) Series 2017, 1.46%, tender 11/1/19	2,160,000	2,149,308
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) 1.45%, tender 8/1/18 (a)(b)	1,000,000	999,500
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2014 A, 4.125%, tender 1/1/19 (a)	5,125,000	5,157,083
Series CC, 1.45%, tender 9/1/21 (a)	155,000	150,393
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	185,000	192,505
5% 5/1/20	220,000	234,967
Oakland Univ. Rev.:
Series 2012, 4% 3/1/18	35,000	35,000
Series 2013 A, 4% 3/1/18	110,000	110,000
Pinckney Cmnty. Schools Livingston & Washtenaw Counties Series 2014, 5% 5/1/18	230,000	231,254
Portage Pub. Schools Series 2016:
5% 5/1/19	160,000	166,510
5% 5/1/20	175,000	187,021
5% 5/1/23	45,000	50,930
5% 11/1/23	30,000	34,260
5% 5/1/24	40,000	45,974
5% 11/1/24	45,000	52,074
5% 5/1/25	25,000	28,969
5% 11/1/25	25,000	29,144
5% 5/1/26	35,000	40,861
5% 11/1/26	25,000	29,367
5% 11/1/28	20,000	23,159
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	195,000	199,109
Rockford Pub. Schools Gen. Oblig. Series 2015:
5% 5/1/18	160,000	160,936
5% 5/1/19	220,000	228,560
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	105,000	105,605
Royal Oak City School District Series 2018:
4% 5/1/20	100,000	104,864
5% 5/1/21	250,000	273,683
5% 5/1/22	440,000	490,978
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/18	145,000	147,490
5% 9/1/21	35,000	38,567
5% 9/1/23	10,000	11,370
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	50,000	51,975
5% 11/1/19	60,000	63,284
5% 5/1/20	805,000	860,295
5% 11/1/20	40,000	43,325
5% 5/1/21	90,000	98,555
Univ. of Michigan Rev.:
Bonds Series 2012 E, SIFMA Municipal Swap Index + 0.100% 1.36%, tender 4/1/22 (a)(d)	2,000,000	1,999,980
Series 2018 A, 5% 4/1/19	550,000	571,274
Walled Lake Consolidated School District Series 2015, 5% 5/1/18	1,315,000	1,323,022
Warren Consolidated School District Series 2016:
4% 5/1/18	225,000	225,927
4% 5/1/19	255,000	261,367
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (b)	2,175,000	2,228,505
Series 2017 A:
5% 12/1/18	300,000	307,971
5% 12/1/19	320,000	338,835
5% 12/1/20	155,000	166,933
Series 2017 B:
5% 12/1/18 (b)	100,000	102,460
5% 12/1/19 (b)	170,000	179,221
5% 12/1/20 (b)	185,000	199,347
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	290,000	291,633
Western Michigan Univ. Rev.:
Series 2011, 5% 11/15/18	180,000	184,397
Series 2013, 5% 11/15/19	130,000	137,280
Ypsilanti School District Series A:
4% 5/1/18	90,000	90,360
4% 5/1/19	470,000	481,463
Zeeland Pub. Schools:
Series 2015, 5% 5/1/21	445,000	483,577
4% 5/1/18	90,000	90,410
4% 5/1/18 (FSA Insured)	75,000	75,317

TOTAL MICHIGAN		56,961,527

Minnesota - 0.4%
Apple Vy Minn Sr Living Rev. Series 2016 B:
3% 1/1/19	145,000	145,983
3% 1/1/20	145,000	146,781
4% 1/1/21	150,000	156,108
4% 1/1/22	155,000	162,108
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Bonds (Terrex-Heritage Affordable LP Proj.) Series 2017, 1.67%, tender 12/1/18	1,250,000	1,249,063
Kanabec County Minn Healthcare R Series 2018, 2.75% 12/1/19	875,000	875,175
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/20	890,000	929,231
4% 5/1/21	110,000	116,502
4% 5/1/22	110,000	117,653
5% 5/1/23	110,000	123,752
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	22,194
5% 1/1/23	20,000	22,592
Series 2014 B:
5% 1/1/21 (b)	50,000	54,121
5% 1/1/22 (b)	45,000	49,621
5% 1/1/23 (b)	20,000	22,387
Minnesota Hsg. Fin. Agcy. Series 2016 C, 1.6% 8/1/18	485,000	485,112
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	73,623
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	27,713
5% 1/1/23	25,000	28,093
5% 1/1/24	35,000	39,841
Rochester Health Care Facilities Rev. Bonds (Mayo Clinic Proj.) Series 2011, 4%, tender 11/15/18 (a)	2,500,000	2,545,425
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,868,561
Saint Paul Hsg. & Redev. Auth. Rev. Bonds (Union Flats Apts. Proj.) Series 2017 B, 2.75%, tender 2/1/21 (a)	980,000	968,446
Todd Morrison Cass & Wadena Cn Series 2016A, 1.3% 12/1/18	655,000	652,819
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	22,233
5% 1/1/23	35,000	39,518
5% 1/1/24	20,000	22,989

TOTAL MINNESOTA		10,967,644

Mississippi - 0.1%
Mississippi Bus. Fin. Co. Gulf Opp Zone Series 2017, 1.15%, tender 5/1/37 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.)(a)	985,000	984,488
Mississippi Dev. Bank Spl. Obli Series 2011 A, 5.5% 10/1/18	130,000	132,201
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 2.05%, tender 9/1/22 (a)(c)	1,115,000	1,115,178

TOTAL MISSISSIPPI		2,231,867

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/19	140,000	143,930
5% 3/1/20	5,000	5,264
5% 3/1/21	10,000	10,694
5% 3/1/22	15,000	16,240
5% 3/1/23	20,000	21,873
5% 3/1/24	15,000	16,549
5% 3/1/25	15,000	16,661
5% 3/1/26	20,000	22,284
Independence Indl. Dev. Auth. Mfhr Series 2016, 1.5% 12/1/18	1,895,000	1,895,095
Kansas City Santn Swr. Sys.:
Series 2018 A:
4% 1/1/20	400,000	417,316
4% 1/1/21	350,000	371,648
Series 2018 B, 5% 1/1/20 (e)	100,000	103,533
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. Bonds (Gotham Apts. Proj.) Series 2018, 1.81%, tender 8/1/19 (a)	1,000,000	999,440
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	200,000	213,936
Missouri Highways & Trans. Commission State Road Rev. (Exelon Generation Co. LLC Proj.) Series 2006, 5% 2/1/19	1,750,000	1,807,155
Saint Louis Arpt. Rev.:
Series 2013, 5% 7/1/18	15,000	15,171
Series 2017 B, 4% 7/1/19 (FSA Insured) (b)	4,400,000	4,526,632

TOTAL MISSOURI		10,603,421

Montana - 0.3%
Montana Board of Invt. Series 2017, 0.52%, tender 3/1/19 (a)	5,270,000	5,270,000
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/19	270,000	278,435
5% 2/15/20	1,815,000	1,927,748
5% 2/15/21	550,000	598,565

TOTAL MONTANA		8,074,748

Nebraska - 0.0%
Central Plains Energy Proj. Bonds Series 2014, 5%, tender 12/1/19 (Liquidity Facility Royal Bank of Canada) (a)	1,365,000	1,437,823
Nevada - 0.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/21 (b)	1,825,000	1,996,185
5% 7/1/22 (b)	85,000	94,628
Series 2014 B, 5% 7/1/18	2,500,000	2,529,675
Series 2017 C, 5% 7/1/21 (b)	950,000	1,039,110
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	1,060,000	1,050,142
Clark County School District:
Series 2007 A:
4% 6/15/18	390,000	392,855
4.5% 6/15/19	85,000	87,753
Series 2008 A:
5% 6/15/18	360,000	363,708
5% 6/15/19 (Pre-Refunded to 6/15/18 @ 100)	95,000	96,012
Series 2012 A, 5% 6/15/19	320,000	333,453
Series 2015 A, 5% 6/15/18	2,355,000	2,379,257
Series 2015 D, 5% 6/15/20	210,000	225,175
Series 2016 A:
5% 6/15/21	35,000	38,369
5% 6/15/23	30,000	33,913
Series 2016 F, 5% 6/15/18	320,000	323,296
Series 2017 B, 5% 6/15/19	205,000	213,618
Series 2017 C, 5% 6/15/20	925,000	991,841
Series 2017 D, 5% 6/15/20	230,000	246,620
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	45,000	44,645
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B, 5% 6/1/18	45,000	45,410
Series 2016 B, 3% 6/1/18	20,000	20,084
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	265,000	276,379
Series 2012 B, 5% 8/1/20	50,000	53,923
Series 2013 D1, 5% 3/1/24	60,000	68,275
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	115,000	117,674
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	680,000	675,056

TOTAL NEVADA		13,737,056

New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003, 2.125%, tender 6/1/18 (a)(b)	220,000	220,128
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	2,000,000	2,156,900
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	160,000	162,902
3% 10/1/21	225,000	230,382
(Wentworth-Douglas Hosp. Proj.) Series 2011 A, 6% 1/1/34 (Pre-Refunded to 1/1/21 @ 100)	2,710,000	3,027,422
Series 2012:
4% 7/1/20	60,000	62,620
4% 7/1/21	35,000	37,012
Series 2016:
3% 10/1/18	795,000	801,074
3% 10/1/20	280,000	286,224
5% 10/1/21	25,000	27,217
5% 10/1/23	35,000	38,971

TOTAL NEW HAMPSHIRE		7,050,852

New Jersey - 1.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	70,000	73,960
5% 2/15/21	55,000	59,428
5% 2/15/22	55,000	60,536
5% 2/15/23	60,000	66,887
East Orange Series 2013 A, 4% 6/1/18	145,000	145,844
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	2,315,000	2,416,397
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	134,000	140,078
Keyport Series 2017, 2.25% 4/27/18	1,045,000	1,046,170
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2013 A, 5% 6/15/18	195,000	196,714
Series 2016 A, 5% 6/15/19	145,000	150,210
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2008 A, 5% 5/1/19	150,000	154,901
Series 2009 AA, 5.25% 12/15/20	255,000	265,728
Series 2011 EE, 4.5% 9/1/20	80,000	83,850
Series 2013 NN, 2% 3/1/18	130,000	130,000
Series 2017 B, 5% 11/1/19	1,940,000	2,027,882
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	21,351
5% 6/1/23 (FSA Insured)	25,000	27,950
5% 6/1/24 (FSA Insured)	20,000	22,591
Series 2005 K, 5.5% 12/15/19	175,000	185,339
Series 2008, 5% 5/1/18	1,505,000	1,512,600
Series 2010 DD, 5% 12/15/18	995,000	1,018,532
Series 2011 EE:
5% 9/1/18	390,000	395,916
5% 9/1/20	30,000	31,805
5% 9/1/20 (Escrowed to Maturity)	105,000	113,651
Series 2012 II:
5% 3/1/21	150,000	159,869
5% 3/1/22	135,000	145,734
Series 2012, 5% 6/15/18	1,310,000	1,322,091
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	180,000	186,304
Series 2013:
5% 3/1/20	360,000	377,716
5% 3/1/23	130,000	141,291
Series 2014 PP, 5% 6/15/19	3,480,000	3,605,036
Series 2015 XX, 5% 6/15/19	3,560,000	3,687,911
Series 2016 AAA, 5% 6/15/18	75,000	75,659
Series 2016 BBB, 5% 6/15/21	1,090,000	1,167,935
Series 2017 B:
5% 11/1/18	765,000	780,346
5% 11/1/20	2,180,000	2,318,953
Series 2017 DDD:
5% 6/15/19	130,000	134,671
5% 6/15/20	130,000	137,262
5% 6/15/22	220,000	238,484
Series EE, 5.25% 9/1/19	470,000	491,070
Series PP, 5% 6/15/20	50,000	52,793
New Jersey Edl. Facilities Auth. Rev. Series 2010 H, 5% 7/1/18 (Escrowed to Maturity)	32,000	32,386
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	123,000	131,300
Series 2014:
5% 6/1/18	70,000	70,531
5% 6/15/20	240,000	253,406
5% 6/15/21	240,000	257,160
Series 2016 A:
4% 7/1/18	80,000	80,495
5% 7/1/21	50,000	53,936
5% 7/1/22	140,000	153,192
5% 7/1/23	75,000	83,037
5% 7/1/24	175,000	195,787
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	155,000	162,500
Series 2014, 5% 6/1/19	160,000	166,586
Series 2016 T:
5% 6/1/19	235,000	244,673
5% 6/1/20	175,000	187,035
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2016, 5% 7/1/18	835,000	844,603
(Barnabas Health Proj.) Series 2011 A, 5% 7/1/20 (Escrowed to Maturity)	2,320,000	2,490,288
Series 2008:
5% 7/1/18	1,000,000	1,012,240
5% 7/1/18	45,000	45,518
Series 2010, 5% 1/1/19	55,000	56,577
Series 2013 A, 5% 7/1/18	45,000	45,524
Series 2016 A:
5% 7/1/19	35,000	36,305
5% 7/1/19	100,000	104,281
5% 7/1/21	5,000	5,435
5% 7/1/22	5,000	5,529
5% 7/1/23	15,000	16,773
5% 7/1/24	20,000	22,548
5% 7/1/24	25,000	28,434
5% 7/1/24	10,000	11,274
5% 7/1/25	10,000	11,335
5% 7/1/26	5,000	5,677
5% 7/1/27	5,000	5,622
Series 2016:
3% 7/1/18	220,000	220,605
4% 7/1/19	265,000	270,864
4% 7/1/20	425,000	440,020
5% 7/1/19	260,000	271,445
5% 7/1/20	515,000	552,925
5% 7/1/21	220,000	237,098
4% 7/1/19 (Escrowed to Maturity)	65,000	66,975
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (b)	430,000	440,058
Series 2013:
5% 12/1/18 (b)	130,000	133,041
5% 12/1/19 (b)	85,000	89,204
Series 2017 1A:
5% 12/1/22 (b)	15,000	16,520
5% 12/1/23 (b)	45,000	49,968
Series 2017 1B:
5% 12/1/19 (b)	365,000	383,053
5% 12/1/20 (b)	715,000	765,686
5% 12/1/21 (b)	20,000	21,762
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2016 B, 1.05% 5/1/18	415,000	414,556
Series 2017 A:
1.35% 11/1/18	375,000	374,648
1.5% 11/1/19	130,000	129,787
Series 2017 B, 1.75% 11/1/20	1,800,000	1,804,194
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.670% 1.562%, tender 1/1/21 (a)(d)	5,905,000	5,936,178
Series 2013 A:
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	85,000	95,789
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	10,000	11,292
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.442% 1/1/21 (a)(d)	195,000	195,653
New Jersey Trans. Trust Fund Auth.:
(New Jersey Gen. Oblig. Proj.):
Series 2011 A, 5% 6/15/18	175,000	176,538
Series 2015 AA, 4% 6/15/18	135,000	135,805
(New Jersey St Grant Anticipati Proj.) Series 2016 A-1, 5% 6/15/21	130,000	131,192
Series 1999 A:
5.75% 6/15/18	140,000	141,529
5.75% 6/15/20	70,000	74,015
Series 2003 B, 5.25% 12/15/19	85,000	89,483
Series 2010 D, 5% 12/15/18	50,000	51,183
Series 2011 B, 5% 6/15/18	275,000	277,417
Series 2012 AA:
4% 6/15/18	300,000	301,788
5% 6/15/19	35,000	36,258
Series 2013 A:
5% 6/15/18	470,000	474,131
5% 12/15/19	1,165,000	1,221,374
5% 6/15/20	515,000	543,768
Series 2013 AA, 5% 6/15/19	120,000	124,312
Series 2016 A:
5% 6/15/20	2,235,000	2,360,361
5% 6/15/27	90,000	99,701
Series 2016 A-1 & A-2, 5% 6/15/19	1,180,000	1,222,397
Series AA:
5% 6/15/19	1,615,000	1,673,027
5% 6/15/20	375,000	396,034
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/19	530,000	550,654
5% 9/15/21	105,000	113,055
Southampton N J School District Series 2017 A, 2.25% 6/28/18	700,000	701,323

TOTAL NEW JERSEY		56,008,098

New Mexico - 0.5%
Farmington Poll. Cont. Rev. Bonds:
(Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 5.2%, tender 6/1/20 (a)	220,000	233,539
(Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,010,000	1,004,980
Series 2005 B, 1.875%, tender 4/1/20 (a)	690,000	686,571
Series 2011, 1.875%, tender 4/1/20 (a)	135,000	134,329
New Mexico Mtg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2017, 1.35%, tender 6/1/19 (a)	305,000	303,798
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds:
Series 2014 A, 5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	2,160,000	2,257,589
Series 2014 B, 1.805%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	8,975,000	8,977,693

TOTAL NEW MEXICO		13,598,499

New York - 3.4%
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	11,185
5% 7/1/24	40,000	45,997
Series 2017 4% 12/1/20 (c)	200,000	207,640
Series 2017:
4% 12/1/18 (c)	300,000	303,615
4% 12/1/19 (c)	300,000	307,794
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	25,000	25,275
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	15,000	15,630
Ilion Hsg. Auth. Spl. Ltd. Obl Bonds (John Guy Prindle Apts. Proj.) Series 2017, 0%, tender 1/1/19 (a)	705,000	704,648
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2015 C, 1.982%, tender 3/1/18 (a)	2,180,000	2,181,853
Series 2000 A, 0% 6/1/19 (FSA Insured)	135,000	132,180
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	1,930,000	2,027,948
Series 2016 B:
5% 9/1/25	60,000	69,663
5% 9/1/26	25,000	29,257
New York City Hsg. Dev. Corpm Bonds:
Series 2016 1-2-B, 1.85%, tender 5/1/19 (a)	3,500,000	3,501,155
Series 2017 G-2, 2%, tender 12/31/21 (a)	2,530,000	2,513,327
New York City Gen. Oblig.:
Series 2004 A, SIFMA Municipal Swap Index + 0.500% 1.59% 8/1/31 (a)(d)	8,710,000	8,709,652
Series 2006, 1.4%, tender 6/1/36 (FSA Insured) (a)	4,875,000	4,875,000
Series 2007 C-4, 1.45%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 0.94%, tender 3/7/18 (FSA Insured) (a)	2,375,000	2,375,000
Series 2008 A-3, 1.45%, tender 8/1/26 (FSA Insured) (a)	925,000	925,000
Series 2008 C-4, 1.5%, tender 10/1/27 (a)	11,675,000	11,675,000
Series 2008 J-4, 1.64% 8/1/25 (a)	2,370,000	2,369,976
Series 2015 A, 5% 8/1/19	1,000,000	1,048,920
Series 2015 C, 5% 8/1/25	35,000	40,959
Series 2015 F, SIFMA Municipal Swap Index + 0.650% 1.74% 2/15/19 (a)(d)	255,000	255,515
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/20	100,000	108,721
Series 2015 C, 5% 11/1/18	1,080,000	1,106,752
Series B:
5% 11/1/20	95,000	100,425
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	35,000	36,904
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 4% 5/15/20	175,000	184,207
New York Dorm. Auth. Rev. Series 2015 D, 5% 10/1/18	2,000,000	2,042,060
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, SIFMA Municipal Swap Index + 0.370% 1.46%, tender 3/1/18 (a)(d)	655,000	654,954
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2011 B, 1.605%, tender 11/1/22 (a)	1,745,000	1,728,265
Series 2012 A, SIFMA Municipal Swap Index + 0.500% 1.59%, tender 11/15/42 (a)(d)	2,180,000	2,178,932
Series 2014 D-2, SIFMA Municipal Swap Index + 0.450% 1.54%, tender 11/15/22 (a)(d)	6,540,000	6,529,209
Series 2018 A, 5%, tender 11/15/20 (a)	3,000,000	3,238,860
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	122,221
Series 2008 B2:
5% 11/15/19	135,000	142,911
5% 11/15/20	120,000	130,348
5% 11/15/21	110,000	122,218
Series 2012 B, 5% 11/15/22	45,000	50,943
Series 2012 D, 5% 11/15/18	55,000	56,406
Series 2012 E:
4% 11/15/19	40,000	41,674
4% 11/15/19 (Escrowed to Maturity)	50,000	52,076
5% 11/15/21	55,000	61,109
Series 2012 F, 5% 11/15/19	110,000	116,446
Series 2014 C, 5% 11/15/21	60,000	66,664
Series 2016 B, 5% 11/15/21	50,000	55,554
Series 2017 C:
4% 2/15/19	1,695,000	1,735,917
4% 2/15/19	1,280,000	1,310,899
4% 2/15/19	510,000	522,311
4% 5/15/19	1,485,000	1,527,308
Series 2018 A-2, 4% 8/15/19	10,000,000	10,341,900
Series 2018 A-4, 4% 8/15/19	1,000,000	1,034,190
Series 2018 A-5, 4% 8/15/19	1,000,000	1,034,190
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 1.14%, tender 3/2/18 (AMBAC Insured) (a)	300,000	300,000
New York Thruway Auth. Gen. Rev.:
Series 2007 H, 5% 1/1/20	1,945,000	1,950,699
Series 2013 A, 5% 5/1/19	9,600,000	9,983,808
New York Trans. Dev. Corp. Series 2016, 5% 8/1/18 (b)	2,395,000	2,423,908
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2008 D, 5.5% 1/1/19	3,000,000	3,101,160
Series 2017 A, 5% 3/15/22	30,000	33,560
Oyster Bay Gen. Oblig.:
Series 2014 A, 3% 3/1/18 (FSA Insured)	925,000	925,000
Series 2017 A, 3.5% 6/1/18	435,000	436,596
Suffolk County Gen. Oblig. Series 2015 B, 2% 10/15/19	195,000	195,805
Yonkers Gen. Oblig.:
Series 2015 D, 4% 8/1/18	680,000	686,807
Series 2015 E, 4% 9/1/18	265,000	268,177
Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	61,853

TOTAL NEW YORK		101,379,136

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 2016, 5% 10/1/19 (b)	1,125,000	1,182,274
Series 2018, 5% 9/15/22 (b)	4,000,000	4,477,280

TOTAL NEW YORK AND NEW JERSEY		5,659,554

North Carolina - 0.7%
Charlotte Int'l. Arpt. Rev. Series 2010 B, 5.25% 7/1/18 (b)	190,000	192,419
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/18	30,000	30,197
4% 6/1/20	20,000	20,978
5% 6/1/19	30,000	31,296
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2017, 1.85%, tender 1/1/21	875,000	873,583
Gastonia Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2017:
1.78%, tender 11/1/20	2,285,000	2,280,499
1.78%, tender 11/1/20	1,090,000	1,087,853
1.78%, tender 11/1/20	1,035,000	1,032,961
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/18	35,000	35,000
Montgomery County Pub. Facilities Corp. Ltd. Oblig. Series 2018, 3% 9/1/20 (e)	2,500,000	2,557,125
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.45%, tender 6/1/38 (a)(b)	2,725,000	2,724,837
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 D, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	2,220,000	2,286,467
Series 2018 A, 5.5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)(Escrowed to Maturity)	1,500,000	1,551,090
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	110,000	120,159
5% 3/1/22	80,000	89,143
5% 3/1/23	80,000	90,708
North Carolina Hsg. Fin. Agcy. Multi Hsg. Rev. Bonds Series 2016 A, 1.5%, tender 6/1/18 (a)	2,795,000	2,793,966
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/18	190,000	193,984
5% 10/1/19	250,000	263,090
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010, 5% 6/1/18	85,000	85,735
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	115,000	122,023
Series 2012 A, 5% 1/1/19	170,000	174,961
Series 2015 E:
5% 1/1/22	110,000	121,893
5% 1/1/23	35,000	39,432
Series C, 5% 1/1/21	125,000	128,616
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2015 B, 5% 5/1/18 (b)	2,600,000	2,615,418

TOTAL NORTH CAROLINA		21,543,433

Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	50,513
Allen County Hosp. Facilities Rev.:
(Mercy Health Proj.) Series 2010B, 5% 9/1/18	255,000	259,289
Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 1.84%, tender 5/1/20 (a)(d)	3,330,000	3,330,799
Series 2017 B, 5%, tender 5/5/22 (a)	120,000	132,622
Series 2017 A, 5% 8/1/21	780,000	857,376
American Muni. Pwr., Inc. Rev. Bonds:
Series 2015 B, 5%, tender 8/15/19 (a)	2,000,000	2,061,140
Series B, 5%, tender 8/15/20 (a)	1,065,000	1,128,900
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,080,000	3,168,950
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	10,000	11,339
5% 1/1/20 (FSA Insured)	10,000	10,583
5% 1/1/22 (FSA Insured)	30,000	33,115
5% 1/1/24 (FSA Insured)	25,000	28,400
5% 1/1/25 (FSA Insured)	25,000	28,648
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	575,000	604,216
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/19	485,000	509,560
Series 2016, 5% 11/15/21 (FSA Insured)	1,400,000	1,544,914
Columbus Gen. Oblig. Series 2017 A, 2% 4/1/19	3,000,000	3,018,570
Cuyahoga Ohio Metropolitan Hsg. Auth. Mul Bonds Series 2016, 1%, tender 12/1/18 (a)	1,530,000	1,521,968
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	49,180
5% 6/15/23	40,000	44,088
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	60,000	68,932
Franklin County Multi-family Rev. Bonds Series 2017, 1.3%, tender 6/1/19 (a)	875,000	871,010
Franklin County Rev. Bonds Series 2013 OH, 1.1%, tender 5/1/18(a)	4,800,000	4,800,000
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	40,000	42,240
5% 12/1/20	50,000	53,947
5% 12/1/21	45,000	49,473
Hamilton County HealthCare Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5% 6/1/18	110,000	110,932
(Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	220,000	234,476
Kent State Univ. Revs. Series 2009 B, 5% 5/1/18 (Assured Guaranty Corp. Insured)	80,000	80,478
Lancaster Port Auth. Gas Rev.:
Bonds Series 2014, 1.775%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	2,090,000	2,091,735
Series 2014, 1.605% 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)	875,000	874,414
Lucas County Hosp. Rev. Series 2011, 5.25% 11/15/27 (Pre-Refunded to 11/15/21 @ 100)	1,070,000	1,199,181
Mahoning County Series 2017, 2% 9/24/18	865,000	867,552
Miami Univ. Series 2014, 5% 9/1/21	530,000	586,095
Ohio Air Quality Dev. Auth. Rev. Bonds:
(First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (a)	1,885,000	640,900
(FirstEnergy Nuclear Generation Proj.) Series 2008 C, 3.95%, tender 5/1/20 (a)(b)	100,000	34,000
Ohio Gen. Oblig. Series 2012 C, 5% 9/15/21	95,000	105,369
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	50,000	51,533
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	50,000	52,475
Bonds Series 2014, 2.25%, tender 8/31/18 (a)	265,000	265,731
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	55,000	57,320
5% 1/1/21	60,000	65,378
5% 1/1/22	35,000	39,017
5% 1/1/23	45,000	51,097
5% 1/1/24	40,000	46,191
5% 1/1/25	45,000	52,669
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds Series 2010 C, 4%, tender 6/3/19 (a)	715,000	243,100
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.31% 12/1/20 (a)(d)	7,325,000	7,322,876
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/20	300,000	318,336
5% 2/15/21	15,000	16,284
5% 2/15/22	25,000	27,690
5% 2/15/23	45,000	50,532
5% 2/15/24	35,000	39,873
5% 2/15/25	35,000	40,208
5% 2/15/26	25,000	28,940
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	190,000	195,417
Univ. of Cincinnati Gen. Receipts Series 2009 C, 5% 6/1/18 (Assured Guaranty Corp. Insured)	130,000	131,167

TOTAL OHIO		40,200,738

Oklahoma - 0.2%
County Oklahoma Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/19	165,000	173,587
5% 10/1/21	240,000	263,100
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/27	40,000	46,351
Carter County Okla Independent School Dis Series 2015, 0.9% 3/1/18	110,000	110,000
Cleveland County Okla Justice Auth. Series 2015:
3% 3/1/18	220,000	220,000
3% 3/1/19	330,000	334,716
Garfield County Okla Independent School D Series 2014 A, 0.95% 6/1/18	110,000	109,656
Midwest City- Del City School Dis Series 2018 A, 2.5% 1/1/20	660,000	670,903
Oklahoma Capitol Impt. Auth. Facilities Rev. Series 2010 A, 5% 7/1/18	485,000	490,839
Oklahoma County Okla Independent School D Series 2017:
1.75% 7/1/19	240,000	239,371
1.75% 7/1/20	265,000	261,820
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	55,000	61,329
Series 2004 A, 2.375% 12/1/21 (a)	30,000	30,655
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	35,000	38,249
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2016, 0.85%, tender 7/1/18(a)	545,000	544,008
Oklahoma St. Tpk. Auth. Tpk. Rev. Series 2011 A, 3% 1/1/19	2,000,000	2,025,980
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	115,000	117,346

TOTAL OKLAHOMA		5,737,910

Oregon - 0.0%
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	90,000	93,707
Series 2011 C, 5% 10/1/20	110,000	119,009
Port of Portland Arpt. Rev. 5% 7/1/18 (b)	120,000	121,405

TOTAL OREGON		334,121

Pennsylvania - 2.5%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	450,000	483,948
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/19 (b)	500,000	513,160
Allegheny County Hosp. Dev. Auth. Rev. Series 2010 A:
5% 5/15/18	505,000	508,646
5% 5/15/19	270,000	281,019
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 4.25%, tender 10/1/47 (a)	1,090,000	999,236
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,130,000	1,211,654
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A:
2% 11/15/18 (e)	1,230,000	1,233,948
3% 11/15/19 (e)	1,000,000	1,020,720
Chester County Health & Ed. Auth. Rev. Series 2017:
4% 11/1/19	145,000	146,227
5% 11/1/20	155,000	160,298
5% 11/1/21	160,000	166,779
Commonwealth Fing. Auth. Tobm Series 2018, 5% 6/1/21	1,000,000	1,083,000
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 2%, tender 4/30/20 (a)	325,000	321,396
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	150,000	158,294
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	776,177
Indiana County Indl. Dev. Auths Series 2017 A, 1.55% 4/1/19	2,180,000	2,178,125
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	55,000	53,624
Series B, 1.8%, tender 8/15/22 (a)	75,000	72,407
Lycoming County Auth. Rev. Bonds Series 2013 S2, 1.85%, tender 11/1/35 (a)	435,000	435,000
Lycoming County Auth. College Rev. Series 2016:
4% 10/1/18	130,000	131,847
4% 10/1/19	255,000	263,861
Monroeville Fin. Auth. UPMC Rev. Series 2014 B, 3% 2/1/19	50,000	50,669
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. Series 2009 A, 5% 6/1/18	895,000	902,518
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/18	20,000	20,217
4% 10/1/19	15,000	15,415
5% 10/1/20	30,000	32,057
5% 10/1/23	5,000	5,575
Series 2017:
2% 12/1/18	125,000	125,415
2% 12/1/19	160,000	160,683
2% 12/1/20	145,000	144,922
3% 12/1/21	155,000	159,321
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.):
Series 1999 B, 2.5%, tender 4/1/20 (a)	655,000	655,786
Series 2015 A, 2.6%, tender 9/1/20 (a)	1,090,000	1,091,570
North Pennsylvania Wtr. Auth. Wtr. Rev.:
Bonds Series 2014, 1.555%, tender 11/1/19 (a)	1,090,000	1,090,153
Series 2014:
1.405% 11/1/18 (a)	155,000	154,834
1.465% 11/1/19 (a)	220,000	219,721
Northeastern Hosp. & Ed. Auth. Series 2016 A:
4% 3/1/20	160,000	167,197
5% 3/1/21	110,000	120,057
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	55,000	55,000
5% 3/1/19	50,000	51,675
5% 3/1/20	45,000	47,658
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Bonds (Tapestry Moon Sr. Hsg. Proj.) Series 2017 A, 2.25%, tender 5/1/18 (a)	4,360,000	4,360,000
Series 2014 A, 4% 2/1/19	45,000	46,000
Series 2016, 4% 3/15/19	795,000	814,939
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 1.6%, tender 5/1/18 (a)(b)	4,125,000	4,125,206
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	70,000	69,851
1.55%, tender 4/2/18 (a)(b)	2,835,000	2,835,000
Pennsylvania Gen. Oblig.:
Series 2009 1, 5% 3/15/18	30,000	30,042
Series 2009, 5% 7/1/19	3,800,000	3,970,886
Series 2010 A, 5% 5/1/20	195,000	208,051
Series 2011, 5% 7/1/21	40,000	43,725
Series 2012, 5% 6/1/18	75,000	75,692
Series 2014, 5% 7/1/18	160,000	161,954
Series 2015, 5% 3/15/18	215,000	215,301
Series 2016:
5% 1/15/19	85,000	87,596
5% 9/15/19	2,065,000	2,169,819
5% 1/15/20	3,585,000	3,802,394
5% 9/15/20	355,000	382,488
5% 1/15/22	1,215,000	1,337,654
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T2, 1.35%, tender 5/1/18 (a)	545,000	544,466
Series 2014 T3 and T4, 1.5%, tender 5/1/30 (a)	485,000	484,661
2.25%, tender 4/30/20 (a)	1,090,000	1,082,915
Series 2010 1, 5% 4/1/18	220,000	220,647
Series 2010 E:
5% 5/15/18	520,000	523,754
5% 5/15/19	285,000	296,631
Series 2012, 4% 4/1/18	115,000	115,246
Series 2014:
5% 12/1/19	5,000	5,291
5% 12/1/21	5,000	5,571
5% 12/1/22	20,000	22,655
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2016, 1.85%, tender 7/1/19 (a)	3,740,000	3,742,431
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	110,000	120,850
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/22 (FSA Insured)	870,000	983,048
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013, SIFMA Municipal Swap Index + 1.150% 2.24% 12/1/19 (a)(d)	250,000	252,713
series 2015 A-2, SIFMA Municipal Swap Index + 0.650% 1.74% 12/1/18 (a)(d)	690,000	690,925
Series 2016 A-2, 1.802% 12/1/18 (a)	1,090,000	1,091,079
1.69% 12/1/18 (a)	4,145,000	4,150,057
Philadelphia Arpt. Rev.:
Series 2010 C, 5% 6/15/18 (b)	115,000	116,139
Series 2010 D, 5% 6/15/21 (b)	490,000	523,810
Series 2011 A:
5% 6/15/18 (b)	345,000	348,416
5% 6/15/21 (b)	175,000	190,969
Series 2015 A, 5% 6/15/19 (b)	305,000	317,664
Series 2017 A, 5% 7/1/24	10,000	11,531
Series 2017 B, 5% 7/1/24 (b)	55,000	62,554
Philadelphia Gas Works Rev.:
Series 15:
4% 8/1/20	130,000	136,568
5% 8/1/21	25,000	27,428
Series 2015 13, 5% 8/1/20	600,000	644,406
Series 2015, 5% 8/1/19	295,000	308,538
Series 2016, 5% 10/1/20	340,000	366,683
5% 10/1/19	1,280,000	1,344,960
Philadelphia Gen. Oblig. Series 2011, 5.25% 8/1/18	120,000	121,867
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/19	220,000	227,586
5% 7/1/20	220,000	232,318
Philadelphia Muni. Auth. Rev. Series 2013 A, 5% 11/15/18	75,000	76,805
Philadelphia School District:
Series 2010, 5% 9/1/18	410,000	416,404
Series 2016 D:
5% 9/1/18	190,000	192,968
5% 9/1/19	270,000	281,929
Series 2016 F, 5% 9/1/19	475,000	495,986
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	534,755
Pittsburgh & Alleg County Parkin Series 2017:
3% 12/15/18	155,000	156,686
4% 12/15/19	85,000	88,210
Pittsburgh Hsg. Auth. Rev. Bonds Series 2017, 1.4%, tender 10/1/19 (a)	765,000	759,775
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 1.746%, tender 12/1/20 (FSA Insured) (a)(d)	3,270,000	3,279,254
Series 2017 A, 5% 9/1/18 (FSA Insured)	535,000	544,266
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	704,203
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	54,161
5% 3/1/25 (FSA Insured)	5,000	5,712
5% 3/1/26 (FSA Insured)	5,000	5,741
5% 3/1/27 (FSA Insured)	5,000	5,779
5% 3/1/28 (FSA Insured)	5,000	5,754
Saint Mary Hosp. Auth. Health Sys. Rev.:
(Catholic Health East Proj.) Series 2010B:
5% 11/15/18	145,000	148,655
5% 11/15/19	205,000	216,656
Series 2012, 5% 11/15/27 (Pre-Refunded to 5/15/20 @ 100)	1,495,000	1,600,846
Scranton School District:
Series 2017 A:
5% 6/1/19	110,000	113,696
5% 6/1/20	135,000	142,386
Series 2017 B:
4% 6/1/18	110,000	110,508
5% 6/1/20	120,000	126,565
Scranton Tax & Rev. Series 2017:
5% 9/1/18 (c)	220,000	222,477
5% 9/1/19 (c)	460,000	474,343
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	20,000	20,168
5% 6/1/19	5,000	5,201
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/19	95,000	98,550
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	25,000	26,077
Upper Darby School District Series 2015, 4% 5/1/18	155,000	155,659
Warwick School District Series 2015, 4% 2/15/19	220,000	225,097
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/18	360,000	364,068

TOTAL PENNSYLVANIA		73,180,124

Rhode Island - 0.2%
Providence Redev. Agcy. Rev. Series 2015 A, 4% 4/1/18	660,000	661,122
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	746,020
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/19	545,000	568,697
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Obligated Group Proj.) Series 2009 A, 7% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,085,000	1,155,970
Series 2013 A:
5% 5/15/18	20,000	20,122
5% 5/15/19	35,000	36,190
Series 2016:
5% 5/15/20	15,000	15,865
5% 5/15/22	45,000	49,253
5% 5/15/23	25,000	27,683
5% 5/15/24	50,000	55,829
5% 5/15/25	120,000	134,858
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev.:
(Providence Proj.) Series 2015 A, 3% 5/15/19 (FSA Insured)	140,000	142,190
(Providence Proj.) Series 2015 A, 3% 5/15/18	335,000	335,985
Series 2015, 5% 5/15/25 (FSA Insured)	130,000	149,356
Rhode Island Hsg. & Mtg. Fin. Corp. Bonds Series 66 B, 1.79%, tender 3/1/18(a)	960,000	960,000
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Bonds Series 2017 4A, 1.85%, tender 4/1/19 (a)	545,000	543,490
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2015 A, 5% 12/1/19 (b)	1,160,000	1,215,947
Tobacco Setlement Fing. Corp. Series 2015 A:
4% 6/1/18	130,000	130,767
5% 6/1/26	75,000	85,910
5% 6/1/27	20,000	22,685

TOTAL RHODE ISLAND		7,057,939

South Carolina - 0.4%
Jasper County S C Spl. Source Rev. Series 2014, 3% 4/1/18	140,000	139,958
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	50,345
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	25,000	26,318
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series 2009 A, 5% 1/1/20	1,595,000	1,691,513
Series 2017 A, 5% 1/1/19	140,000	144,050
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	62,547
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/18	405,000	415,332
5% 12/1/23	95,000	107,583
5% 12/1/26	25,000	28,391
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2017 D, 3% 3/1/18	1,200,000	1,200,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev. Bonds Series 2016:
1%, tender 4/1/18 (a)	1,655,000	1,654,421
1.6%, tender 6/1/18 (a)	1,980,000	1,980,040
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	190,000	201,643
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B:
4% 1/1/20	75,000	77,957
5% 1/1/19 (Escrowed to Maturity)	155,000	159,511
Series 2011 B, 4% 12/1/20	730,000	769,223
Series 2012 B, 5% 12/1/20	20,000	21,629
Series 2012 D, 4% 12/1/19	65,000	67,470
Series 2014 C:
5% 12/1/22	25,000	27,995
5% 12/1/23	110,000	124,632
Series 2015 C:
5% 12/1/18 (Escrowed to Maturity)	330,000	338,894
5% 12/1/19	1,245,000	1,313,637
5% 1/1/19 (Escrowed to Maturity)	2,655,000	2,730,030

TOTAL SOUTH CAROLINA		13,333,119

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2011:
5% 9/1/18 (Escrowed to Maturity)	25,000	25,448
5% 9/1/19 (Escrowed to Maturity)	25,000	26,234
Series 2014 B:
4% 11/1/19	10,000	10,357
4% 11/1/20	15,000	15,850
4% 11/1/21	10,000	10,710
5% 11/1/22	10,000	11,258

TOTAL SOUTH DAKOTA		99,857

Tennessee - 0.3%
Hamiltn County Indl. Dev. Board Multi-family Hsg. Rev. Bonds Series 2017, 1.37%, tender 12/15/18 (a)	1,200,000	1,197,840
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 3% 1/1/19	130,000	131,353
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	35,000	39,593
5% 9/1/26	40,000	45,415
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (b)	670,000	702,428
Series 2011 C, 5% 7/1/19 (b)	70,000	72,930
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 1.45%, tender 8/1/18 (a)(b)	1,420,000	1,419,290
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board:
Bonds (Twelfth and Wedgewood Apts. Proj.) Series 2017, 1.8%, tender 12/1/20	325,000	325,107
Series 2016, 0.95% 5/1/18	3,595,000	3,594,641
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	820,000	814,670

TOTAL TENNESSEE		8,343,267

Texas - 5.0%
Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2011 A, 7.5% 8/15/41 (Pre-Refunded to 8/15/19 @ 100)	1,785,000	1,931,834
Alamo Cmnty. Coll District Rev. Bonds Series 2017, 3%, tender 11/1/19 (a)	890,000	906,243
Alamo Cmnty. College District Series 2017, 3% 8/15/21	3,000,000	3,117,930
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	21,627
Allen Independent School District Series 2011, 5% 2/15/41 (Pre-Refunded to 2/15/21 @ 100)	860,000	938,527
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2016, 1.15%, tender 5/1/18 (a)	3,060,000	3,058,562
Austin Elec. Util. Sys. Rev. 0% 5/15/18	100,000	99,705
Austin Independent School District:
Series 2016 A, 5% 8/1/18	1,000,000	1,015,330
Series 2017, 5% 8/1/19	3,000,000	3,145,020
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	135,000	141,527
5% 10/1/20	235,000	252,703
5% 10/1/21	280,000	307,152
Brazos River Auth. Rev. (CenterPoint Energy, Inc. Proj.) Series 1998, 5.05% 11/1/18 (AMBAC Insured) (a)(b)	220,000	224,972
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/18	275,000	279,543
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	20,000	20,726
Central Reg'l. Mobility Auth.:
Series 2010, 5.75% 1/1/25 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,149,480
Series 2011, 6% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,720,000	6,373,224
Series 2016:
5% 1/1/21	10,000	10,767
5% 1/1/22	35,000	38,404
5% 1/1/23	55,000	61,271
5% 1/1/24	75,000	84,764
5% 1/1/26	65,000	74,744
Corpus Christi Util. Sys. Rev. Series 2015, 4% 7/15/19	175,000	180,591
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	1,200,000	1,188,216
Series 2014 B3, 1.4%, tender 8/17/20 (a)	2,425,000	2,401,187
Series 2015 B1, 0.9%, tender 8/15/18 (a)	2,660,000	2,653,297
Series 2017 A-2, 2.5%, tender 8/15/19 (a)	3,705,000	3,750,016
Series 2017 A-3, 3%, tender 8/17/20 (a)	630,000	647,942
Series 2017 A1, 2%, tender 8/15/18 (a)	1,765,000	1,769,271
Dallas County Gen. Oblig. Series 2016:
5% 8/15/22	75,000	84,574
5% 8/15/23	65,000	74,519
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/19	555,000	572,821
5% 2/15/20	340,000	361,253
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/19 (b)	3,500,000	3,698,695
Series 2013 F:
5% 11/1/19	45,000	47,593
5% 11/1/20	35,000	37,957
5% 11/1/21	65,000	72,025
5% 11/1/22	110,000	123,994
Series 2014 D:
5% 11/1/18 (b)	1,300,000	1,331,057
5% 11/1/23 (b)	45,000	51,160
Dallas Gen. Oblig.:
Series 2010, 5% 2/15/21	3,390,000	3,597,875
Series 2017, 5% 2/15/19	1,335,000	1,378,641
Dallas Independent School District Bonds:
Series 2015, 1.5%, tender 8/15/18 (a)	1,120,000	1,120,202
Series 2016 B3, 5%, tender 2/15/19 (a)	130,000	134,212
Series 2016 B4, 5%, tender 2/15/20 (a)	155,000	164,782
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	190,453
Series 2016 B6, 5%, tender 2/15/22 (a)	250,000	277,460
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	35,000	35,746
Del Rio Hsg. Facilities Corp. Multifamily Hsg. Rev. Bonds Series 2017, 1.35%, tender 6/1/19 (a)	545,000	542,319
Denton Independent School District:
Bonds Series 2013, 2%, tender 8/1/20 (a)	550,000	552,453
Series 2016, 0% 8/15/25	35,000	28,663
Dickinson Independent School District Bonds Series 2013, 1.35%, tender 8/1/19 (a)	1,000,000	995,820
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	60,000	60,996
Fort Bend Independent School District Bonds:
Series 2015 B, 1.35%, tender 8/1/19 (a)	435,000	433,182
Series C, 1.35%, tender 8/1/20 (a)	40,000	39,567
Series D, 1.5%, tender 8/1/21 (a)	70,000	69,056
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	35,000	39,702
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	38,999
Goose Creek Consolidated Independent School District Bonds Series 2014 B, 1.18%, tender 8/15/19 (a)	2,180,000	2,165,350
Grapevine-Colleyville Independent School District Bonds Series 2012 B, 2%, tender 8/1/20 (a)	1,855,000	1,863,273
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	635,000	669,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 1.67%, tender 12/1/19 (a)	770,000	770,300
Series 2015 3, 1 month U.S. LIBOR + 0.850% 1.94%, tender 6/1/20 (a)(d)	665,000	668,817
Series 2013 A, 4% 12/1/18	110,000	111,926
Harris County Gen. Oblig. (Harris County Toll Road Auth.) Series 2012 A, SIFMA Municipal Swap Index + 0.780% 1.87% 8/15/18(a)(d)	640,000	641,472
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev.:
(Deer Park Refining Lp Proj.) Series 2008, 4.7% 5/1/18	3,270,000	3,285,304
Series 2006, 5% 2/1/23 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,057,620
Harris County Tex Toll Rd Rev. Series 2018 A, 5% 8/15/19	2,000,000	2,100,500
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	675,000	737,633
Series 2007 B, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,414,427
Series 2009A, 5% 7/1/20	545,000	551,251
Series 2011 A:
5% 7/1/18 (b)	25,000	25,301
5% 7/1/19 (b)	275,000	287,702
Series 2012 A:
5% 7/1/18 (b)	35,000	35,421
5% 7/1/23 (b)	45,000	49,745
Houston Gen. Oblig. Series 2017 A, 5% 3/1/20	705,000	751,502
Houston Independent School District Bonds:
Series 2012, 1.45%, tender 6/1/20 (a)	4,360,000	4,335,061
Series 2013 B, 1.7%, tender 6/1/18 (a)	435,000	435,274
Series 2014 1A & 1B, 3%, tender 6/1/18 (a)	1,215,000	1,219,641
Houston Util. Sys. Rev. Series 2010 C, 5% 11/15/18	1,250,000	1,281,875
Humble Independent School District Series 2016 B, 5% 2/15/22	90,000	100,284
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	130,000	139,556
5% 10/15/21	65,000	71,060
Los Fresnos Independent School District Series 2015, 5% 8/15/19	115,000	120,711
Love Field Arpt. Modernization Rev. Series 2015, 5% 11/1/19 (b)	255,000	268,138
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 A, 5% 5/15/19	90,000	93,728
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	70,000	70,533
Series 2008:
5% 5/15/18	120,000	120,913
5.5% 5/15/19	40,000	40,333
Series 2010 4% 5/15/18	120,000	120,671
Series 2010 A:
5% 5/15/20	880,000	942,304
5% 5/15/20	945,000	1,011,906
Series 2010:
5% 5/15/20	80,000	85,664
5% 5/15/21	430,000	460,057
Series 2014, 5% 5/15/18	150,000	151,142
5% 5/15/19	150,000	156,213
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/18	65,000	65,776
5% 7/1/19	245,000	256,216
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	109,478
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds Series 1996, 1.75%, tender 9/1/20 (a)(b)	1,470,000	1,450,846
Midland County Pub. Facilities Corp. M Series 2015, 1.25% 3/1/18	1,530,000	1,530,000
Midlothian Independent School District Bonds:
Series 2017 B, 2.5%, tender 8/1/18 (a)	60,000	60,303
Series 2017, 2.5%, tender 8/1/18 (a)	1,360,000	1,365,807
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.65%, tender 5/1/18 (a)(b)	2,750,000	2,750,358
New Hope Cultural Ed. Fa Series 2017 A, 3.25% 8/1/19	3,425,000	3,424,075
New Hope Cultural Ed. Facilities Fin. Series 2016, 1.75% 11/15/18	110,000	109,557
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	62,756
North East Texas Independent School District Bonds:
Series 2013 A, 2%, tender 8/1/18 (a)	7,895,000	7,912,448
Series 2013 B, 1.42%, tender 8/1/21 (a)	375,000	368,955
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,912
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	520,000	520,260
Northside Independent School District:
( Permanent School Fund of Texas Proj.) Bonds Series 2014, 2%, tender 8/1/19 (a)	790,000	793,847
Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,035,000	6,064,632
Series 2013, 1.35%, tender 6/1/18 (a)	435,000	434,900
Series 2017, 1.45%, tender 6/1/20 (a)	975,000	967,298
2%, tender 6/1/21 (a)	2,205,000	2,204,272
Series 2011, 2.125%, tender 8/1/20 (a)	410,000	410,779
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2016, 1.43%, tender 12/1/18 (a)	1,745,000	1,744,983
Plano Independent School District Series 2016 A, 5% 2/15/22	160,000	178,347
Port Houston Auth. Harris County Series 2015 B:
5% 10/1/18 (b)	855,000	871,972
5% 10/1/19 (b)	2,355,000	2,473,386
Royse City Independent School District Series 2014, 0% 2/15/20	140,000	135,789
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	20,000	21,361
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2012 C, 2%, tender 12/1/18 (a)	740,000	742,901
Series 2015 A, 2.25%, tender 12/1/19 (a)	4,360,000	4,404,821
Series 2015 B, 2%, tender 12/1/21 (a)	3,200,000	3,193,056
Series 2014, 5% 2/1/19	4,000,000	4,130,640
San Antonio Gen. Oblig. Series 2008, 5% 8/1/18	1,000,000	1,015,120
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	20,000	21,580
5% 9/15/21	20,000	22,053
5% 9/15/22	75,000	84,018
San Antonio Wtr. Sys. Rev. Series 2012, 4% 5/15/19	35,000	36,064
Sherman Independent School District Bonds Series 2018 B, 3%, tender 8/1/20 (a)(e)	9,000,000	9,238,860
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	150,000	162,365
5% 10/1/21	65,000	71,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	16,525
5% 8/15/23	20,000	22,804
Series 2013:
4% 9/1/18	10,000	10,123
5% 9/1/19	15,000	15,713
5% 9/1/20	20,000	21,466
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	50,000	51,526
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	250,000	291,665
Series 2015 A:
4% 11/15/18	110,000	111,309
4% 11/15/19	110,000	112,879
Series 2015 B:
4% 11/15/18	110,000	111,309
4% 11/15/19	155,000	159,056
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	35,000	41,082
Series 2017 A, 5% 2/15/24	45,000	51,777
5.75% 7/1/18	65,000	65,897
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2017, 1.9%, tender 12/1/19 (a)	265,000	264,952
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds Series 2017, 1.8%, tender 12/1/19 (a)	545,000	544,155
Texas Gen. Oblig. Series 2016 A, 5% 8/1/18	1,000,000	1,015,460
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	280,000	297,030
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	40,072
Univ. of Houston Univ. Revs. Series 2011 A, 5% 2/15/43 (Pre-Refunded to 2/15/21 @ 100)	1,000,000	1,092,820
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010 B, 5% 8/15/21	40,000	44,224
Series 2010, 5% 8/15/22	60,000	67,659
Series 2016 E, 5% 8/15/22	35,000	39,468
Series 2017 C:
5% 8/15/20	1,090,000	1,177,135
5% 8/15/21	1,945,000	2,150,373
Williamson County Gen. Oblig. Bonds Series 2014, 1.45%, tender 8/15/18 (a)	570,000	569,664

TOTAL TEXAS		149,248,593

Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 7/1/19	1,185,000	1,238,609
Utah Gen. Oblig. Series 2018, 5% 7/1/19	4,000,000	4,185,840
Utah Transit Auth. Sales Tax Rev. Series 2018, 5% 12/15/18 (e)	500,000	513,065

TOTAL UTAH		5,937,514

Vermont - 0.0%
Burlington Arpt. Rev. Series 2012 B, 3.5% 7/1/18 (b)	170,000	170,823
Virginia - 1.1%
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 1.6%, tender 5/1/18 (a)(b)	2,180,000	2,180,087
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (a)	6,540,000	6,546,932
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	15,000	15,808
5% 7/15/21	10,000	11,038
Colonial Heights Econ. Dev. Auth. MultiFamily Hsg. Rev. Bonds Series 2017 A, 1.8%, tender 1/1/20	2,180,000	2,178,561
Commonwealth Trans. Board Grant Anticipation Rev. Series 2012 A, 5% 9/15/22 (Pre-Refunded to 3/15/22 @ 100)	50,000	56,077
Fairfax County Gen. Oblig.:
Series 2016, 3% 10/1/18	4,000,000	4,039,400
5% 10/1/21	65,000	72,300
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2009 C, 5% 5/15/18 (Escrowed to Maturity)	160,000	161,254
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	56,206
Greater Richmond Cnvtn Ctr. Htl Series 2015, 5% 6/15/18	325,000	328,331
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	725,000	726,755
Hampton Roads Sanitation District Wastewtr. Rev. Series 2018 A, 5% 10/1/19	985,000	1,038,318
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	475,000	475,504
Series 2008 B, 2.15%, tender 9/1/20 (a)	240,000	240,581
Lynchburg Econ. Dev. (Centra Health Proj.) Series A:
5% 1/1/19	90,000	92,505
5% 1/1/20	130,000	137,552
Prince William County Indl. Dev. Auth. Bonds:
(Glen Arbor Apts. Proj.) Series 2017 B, 1.3%, tender 1/1/19 (a)	350,000	348,317
Series 2017 A, 1.35%, tender 1/1/19 (a)	2,285,000	2,280,110
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	28,103
5% 6/15/25	20,000	22,698
5% 6/15/26	35,000	39,907
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Series 2017 B, 5% 2/1/19	3,000,000	3,097,680
Series 2017 E, 5% 2/1/19	1,000,000	1,032,560
Virginia Gen. Oblig. Series 2015 A, 5% 6/1/19	1,735,000	1,811,045
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 5% 8/1/22	80,000	90,090
Series 2016 A, 5% 8/1/22	115,000	129,504
Virginia Pub. School Auth. Series 2013 A, 4% 8/1/18	1,765,000	1,785,103
Virginia Pub. School Auth. School Fing. Series 2015 A, 5% 8/1/22	255,000	287,161
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	2,835,000	2,824,114
Series 2009 A, 2.15%, tender 9/1/20 (a)	775,000	776,876
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	550,000	551,403

TOTAL VIRGINIA		33,461,880

Washington - 0.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997, 0% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295,000	1,290,027
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	80,000	80,931
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/18	240,000	242,914
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	30,000	31,815
5% 1/1/21	40,000	43,528
Grays Hbr. County Wash Pub. Hosp. D Series 2017, 3% 8/1/19	1,665,000	1,665,316
Port of Seattle Rev.:
Series 2015 C:
5% 4/1/20 (b)	1,885,000	2,007,600
5% 4/1/21 (b)	540,000	587,309
Series 2016 B:
5% 10/1/20 (b)	65,000	70,136
5% 10/1/21 (b)	60,000	66,080
5% 10/1/22 (b)	55,000	61,649
5% 10/1/23 (b)	65,000	73,995
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,304
4% 1/1/21 (Escrowed to Maturity)	40,000	42,428
5% 1/1/21	40,000	43,528
Series 2017:
5% 1/1/22	15,000	16,686
5% 1/1/25	15,000	17,484
5% 1/1/26	10,000	11,791
Tobacco Settlement Auth. Rev. Series 2013:
5% 6/1/18	1,255,000	1,265,818
5% 6/1/20	1,190,000	1,274,561
Washington Gen. Oblig.:
Series 2000 S-5, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	330,679
Series 2004 C, 0% 6/1/18	55,000	54,802
Series 2012 AR, 5% 7/1/18	110,000	111,328
Series 2016 C, 5% 2/1/19	1,025,000	1,058,282
Washington Health Care Facilities Auth. Rev.:
( Multicare Med. Ctr.,Tacom,WA Proj.) Series 2015 B, 4% 8/15/18	255,000	257,910
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	330,000	347,177
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	275,000	289,666
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	20,000	22,753
5% 8/15/26	45,000	51,422
5% 8/15/27	50,000	57,423
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	120,000	132,514
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	655,000	699,737
Series 2012, 5% 12/1/42 (Pre-Refunded to 12/1/21 @ 100)	1,000,000	1,112,740
Series 2014, 5% 3/1/18	155,000	155,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	175,000	174,130

TOTAL WASHINGTON		13,754,463

West Virginia - 0.2%
Mason Co. W Bonds ( Appalachian Pwr. Co. Proj.) Series 2014 L, 1.625%, tender 10/1/18 (a)	3,575,000	3,564,204
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	65,000	65,495
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	1,925,000	1,885,307
1.9%, tender 4/1/19 (a)	270,000	268,680

TOTAL WEST VIRGINIA		5,783,686

Wisconsin - 0.8%
Kenosha Series 2012 B, 5% 4/1/19	3,000,000	3,112,080
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	70,000	77,733
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (b)	30,000	32,460
5% 12/1/22 (b)	30,000	33,465
5.25% 12/1/23 (b)	35,000	39,981
Series 2016 A:
5% 12/1/18 (b)	180,000	184,496
5% 12/1/19 (b)	625,000	659,456
Pub. Fin. Auth. Solid Waste (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.25% 10/1/25 (b)	2,615,000	2,615,131
Pub. Fin. Auth. Wis Edl. Facilities Series 2016, 5% 1/1/20	135,000	140,850
Waukesha Series 2017 D, 2% 7/1/18	910,000	910,391
Wisconsin Gen. Oblig. Series 2007 1, 5% 5/1/19 (AMBAC Insured)	1,275,000	1,327,785
Wisconsin Health & Edl. Facilities:
( Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	109,013
(Agnesian Healthcare Proj.) Series 2017:
3% 7/1/18	60,000	60,277
4% 7/1/19	100,000	102,798
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	1,940,000	2,077,410
5%, tender 6/1/21 (a)	1,905,000	2,087,537
Series 2013 B, 4%, tender 5/30/19 (a)	3,295,000	3,391,576
Series 2013 B-5, 1.375%, tender 12/3/19 (a)	355,000	352,831
Series 2013, 4%, tender 3/1/18 (a)	370,000	370,000
Series 2013 A, 5% 11/15/18	120,000	122,965
Series 2014:
4% 5/1/18	10,000	10,029
4% 5/1/19	5,000	5,096
5% 5/1/20	10,000	10,560
5% 5/1/21	15,000	16,138
Series 2015, 3% 12/1/18	145,000	146,554
Series 2017 A, 2.65% 11/1/20	875,000	867,423
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marquette Univ. Proj.) Series 2012, 5% 10/1/18	215,000	219,294
(Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	200,000	207,954
Series 2009 B, 4.5% 12/15/18	600,000	613,956
Series 2009A, 5.25% 12/15/18	245,000	252,127
Series 2012 B, 5% 8/15/18	190,000	193,084
Series 2012, 5% 10/1/21	30,000	33,073
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 A, 2.05% 9/1/20 (b)(e)	1,195,000	1,194,988
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2017 A, 1.95%, tender 5/1/20 (a)	1,360,000	1,353,404

TOTAL WISCONSIN		22,931,915

TOTAL MUNICIPAL BONDS
(Cost $1,272,944,077)		1,272,160,328

Municipal Notes - 36.5%
Alabama - 0.8%
Alabama Fed. Aid Hwy. Fin. Auth. Participating VRDN Series 16 XL 0024, 1.24% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	2,050,000	$2,050,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.43% 3/7/18, VRDN (a)(b)	745,000	745,000
Health Care Auth. for Baptist Health Series 2013 B, 1.9% 3/7/18, VRDN (a)	3,705,000	3,705,000
Lower Gas District Participating VRDN Series Floaters XM 01 84, 1.49% 3/7/18 (a)(f)	6,845,000	6,845,000
Tuscaloosa Co. Indl. Dev. Auth. Solid Wste (Nucor Corp. Proj.) Series 2004, 1.43% 3/7/18, VRDN (a)(b)	2,700,000	2,700,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.32% 3/1/18, VRDN (a)(b)	7,950,000	7,950,000

TOTAL ALABAMA		23,995,000

Alaska - 0.4%
Alaska Hsg. Fin. Corp. Series 2002 A, 1.17% 3/1/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	10,855,000	10,855,000
Arizona - 0.4%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 1.18% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	705,000	705,000
Series 2015 B, 1.1% 3/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,200,000	7,200,000
Phoenix Ariz Indl. Dev. Auth. Hea (Mayo Clinic Proj.) Series 2014 A, 1.15% 3/1/18 (Liquidity Facility Bank of America NA), VRDN (a)	3,075,000	3,075,000

TOTAL ARIZONA		10,980,000

Arkansas - 0.0%
Lowell Ark Indl. Dev. Series 2006, 1.26% 3/7/18, LOC JPMorgan Chase Bank, VRDN(a)(b)	955,000	955,000
California - 1.3%
California Dept. of Wtr. Resources Series 2018, 1.1% 3/9/18, CP	3,750,000	3,750,113
California Gen. Oblig. Participating VRDN:
Series DCL 08 009, 1.35% 3/7/18 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	9,125,000	9,125,000
Series DCL 08 011, 1.35% 3/7/18 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	2,320,000	2,320,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.25% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,430,000	2,430,000
California St Enterprise Dev. Auth. (Var Evapco Proj.) Series 2008, 1.39% 3/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,025,000	1,025,000
California Statewide Cmntys. Dev. Auth. Participating VRDN Series ZF 01 99, 1.29% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	690,000	690,000
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2008 A, 1.12% 3/7/18, VRDN (a)	5,000,000	5,000,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.25% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)(g)	3,270,000	3,270,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Floaters XF 05 70, 1.12% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,050,000	1,050,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.34% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	1,705,000	1,705,000
San Francisco City & County Arpt. Commission Participating VRDN Series Floaters 16 ZF0516, 1.34% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	3,200,000	3,200,000
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,120,000	5,120,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.75% 3/7/18, LOC Deutsche Bank AG, VRDN (a)(b)	360,000	360,000

TOTAL CALIFORNIA		39,045,113

Colorado - 0.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.44% 3/7/18, LOC Deutsche Bank AG, VRDN (a)	890,000	890,000
Colorado Hsg. & Fin. Auth. Series 2003, 1.13% 3/7/18 (Liquidity Facility Fed. Home Ln. Bank), VRDN (a)(b)	4,715,000	4,715,000
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.32% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	880,000	880,000

TOTAL COLORADO		6,485,000

Connecticut - 0.2%
Hamden Gen. Oblig. BAN Series 2017, 3% 8/23/18	490,000	493,337
New Haven Gen. Oblig. TAN Series 2017, 2.5% 5/15/18	435,000	435,835
Reg'l. School District # 14 Woodbuty & Bethleham BAN Series 2017, 2.25% 7/25/18	2,310,000	2,316,122
Tolland Gen. Oblig. BAN Series 2017, 2% 5/24/18	200,000	200,324
Windham Gen. Oblig. BAN Series 2017, 2.25% 4/12/18	3,610,000	3,613,646

TOTAL CONNECTICUT		7,059,264

Delaware - 0.5%
Delaware Health Facilities Auth. Rev. (Christiana Health Svcs. Proj.) Series 2008 A, 1.14% 3/1/18, VRDN (a)	11,995,000	11,995,000
New Castle County Del Participating VRDN Series 2015, 1.14% 3/7/18 (a)(f)	1,455,000	1,455,000

TOTAL DELAWARE		13,450,000

District Of Columbia - 0.2%
District of Columbia Rev. Series 2007, 1.16% 3/7/18, LOC SunTrust Banks, Inc., VRDN (a)	5,735,000	5,735,000
Florida - 2.2%
Escambia County Health Facilities Auth. Health Facilities Rev. (Azalea Trace, Inc. Proj.) Series 2003 B, 1.25% 3/1/18, LOC TD Banknorth, NA, VRDN (a)	1,775,000	1,775,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XL 00 51, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	10,002,000	10,002,000
JP Morgan Chase Participating VRDN Series Floaters ZF 02 86, 1.44% 3/7/18 (a)(b)(f)	1,855,000	1,855,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series Floaters XG 00 10, 1.24% 3/7/18 (Liquidity Facility Bank of America NA) (a)(b)(f)	13,500,000	13,500,000
Series Floaters ZF 03 38, 1.24% 3/7/18 (Liquidity Facility Bank of America NA) (a)(b)(f)	1,635,000	1,635,000
Miami-Dade County Expressway Auth. Participating VRDN Series 2016, 1.37% 3/8/26, LOC Dexia Cr. Local SA, (Liquidity Facility Dexia Cr. Local SA) (a)(f)	3,680,000	3,680,000
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series Floaters ZF 20 83, 1.24% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	1,280,000	1,280,000
Orange County Health Facilities Auth. Rev. Series 2008, 1.16% 3/7/18, LOC SunTrust Banks, Inc., VRDN (a)	1,995,000	1,995,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.17% 3/1/18, VRDN (a)	22,550,000	22,550,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.26% 3/1/18, VRDN (a)(b)	1,100,000	1,100,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Floaters XF 25 17, 1.19% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	2,210,000	2,210,000
Series Floaters XF 25 30, 1.19% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	2,500,000	2,500,000

TOTAL FLORIDA		64,082,000

Georgia - 0.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.3% 3/1/18, VRDN (a)(b)	1,500,000	1,500,000
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates, Inc. Proj.) Series 2003 B, 1.25% 3/1/18, LOC TD Banknorth, NA, VRDN (a)	6,310,000	6,310,000
Gainesville & Hall County Hosp. Auth. Rev. Series 2017 C, 1.55% 3/7/18, VRDN (a)	1,855,000	1,855,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.26% 3/1/18, VRDN (a)(b)	8,135,000	8,135,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995, 1.17% 3/7/18, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,395,000	1,395,000

TOTAL GEORGIA		19,195,000

Idaho - 0.2%
Eagle Indl. Dev. Corp. Rev. (Camille Beckman Proj.) 1.32% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	270,000	270,000
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	2,000,000	2,017,680
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.34% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	384,000	384,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 1.29% 3/7/18 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,580,000	2,580,000

TOTAL IDAHO		5,251,680

Illinois - 2.6%
Austin Trust Various States Participating VRDN Series Floaters XG 00 08, 1.19% 3/7/18 (Liquidity Facility Bank of America NA) (a)(f)	5,095,000	5,095,000
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.27% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,365,000	4,365,000
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.27% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	8,830,000	8,830,000
Chicago Indl. Dev. Rev. (Var Primrose Candy Co. Proj.) Series 2001, 1.27% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	120,000	120,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	2,985,000	2,985,000
Series Floaters YX 10 35, 1.24% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	2,605,000	2,605,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.59% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	2,400,000	2,400,000
Chicago Transit Auth. Participating VRDN Series 2017, 1.24% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	8,395,500	8,395,500
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	3,124,500	3,124,500
Cook County Gen. Oblig. Participating VRDN:
Series 2015 XF0124, 1.39% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,280,000	1,280,000
Series XX 10 11, 1.24% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	1,705,000	1,705,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 50, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	6,850,000	6,850,000
Illinois Dev. Fin. Auth. Rev. (Evanston Northwestern Health Care Corp. Proj.) Series 2001 B, 1.1% 3/1/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,180,000	2,180,000
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2009 D, 1.11% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	2,625,000	2,625,000
Participating VRDN:
Series 2016, 1.19% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	3,510,000	3,510,000
Series XF 01 04, 1.14% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,280,000	1,280,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.34% 3/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	2,278,500	2,278,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 1.14% 3/7/18, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Floaters XM 03 78, 1.27% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,920,000	1,920,000
Reg'l. Transn Auth. Extend Series 2005 B, 1.3% 3/30/18, VRDN (a)	8,360,000	8,360,000
Univ. of Illinois Rev. Series 2008, 1.2% 3/7/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,730,000	3,730,000

TOTAL ILLINOIS		76,338,500

Indiana - 0.1%
Indiana Fin. Auth. Rev. Series 2008 E7, 1.02% 3/7/18, VRDN (a)	3,305,000	3,305,000
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group) Series 2005, 1.15% 3/7/18, VRDN (a)	1,200,000	1,200,000

TOTAL INDIANA		4,505,000

Iowa - 0.2%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 IA, 1.27% 3/7/18, VRDN (a)	5,275,000	5,275,000
Kentucky - 1.1%
Kentucky Econ. Dev. Fin. Auth. (Catholic Health Initiatives Proj.) Series C, 1.15% 3/7/18, VRDN (a)	1,150,000	1,150,000
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.29% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	1,435,000	1,435,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. BAN Series 2017, 5% 11/12/18	15,920,000	16,311,154
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 1.2% 3/1/18, VRDN (a)(b)	14,400,000	14,400,000

TOTAL KENTUCKY		33,296,154

Louisiana - 1.9%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	1,920,000	1,920,000
Series Floaters XL 00 46, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	6,658,500	6,658,500
Series Floaters ZM 05 58, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	1,920,000	1,920,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1993, 1.2% 3/1/18, VRDN (a)(b)	4,600,000	4,600,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.4% 3/7/18, VRDN (a)	34,195,000	34,194,903
Series 2010 B1, 1.33% 3/7/18, VRDN (a)	6,970,000	6,970,000

TOTAL LOUISIANA		56,263,403

Maine - 0.1%
Auburn Rev. Oblig. Secs Series 2001, 1.4% 3/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	130,000	130,000
Old Town ME Solid Waste Disp. Series 2004, 1.33% 3/7/18, VRDN (a)(b)(c)	3,330,000	3,330,000

TOTAL MAINE		3,460,000

Maryland - 0.6%
Indl. Dev. Fing. Auth. Port Facilities ( Occidental Petroleum Corp. Proj.) Series 2010, 1.4% 3/7/18, VRDN (a)	2,975,000	2,975,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Series 2006 G, 1.18% 3/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,000,000	4,000,000
Series 2006 J, 1.12% 3/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	5,300,000	5,300,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 1995, 1.34% 3/7/18 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	700,000	700,000
Series 2014 B, 1.08% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	4,000,000	4,000,000
Maryland Stadium Auth. Rev. RAN Series 2018 A, 5% 5/1/18	350,000	352,093

TOTAL MARYLAND		17,327,093

Massachusetts - 0.4%
Haverhill Gen. Oblig. BAN Series A, 2.5% 6/8/18	1,047,000	1,050,246
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters XF 23 65, 1.29% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	1,706,000	1,706,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.34% 3/7/18 (a)(b)(f)	2,865,000	2,865,000
North Middlesex Reg'l. School District BAN Series 2018, 2.5% 2/5/19	6,900,000	6,961,065
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	357,000	358,624

TOTAL MASSACHUSETTS		12,940,935

Michigan - 0.2%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 1.52% 3/7/18, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	195,000	195,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 01 23, 1.29% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,255,000	1,255,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. (Single Family Mort 12/17/87 Proj.):
Series 2009 C, 1.11% 3/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,300,000	1,300,000
Series 2009 D, 1.2% 3/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	1,190,000	1,190,000
Univ. of Michigan Rev. Series K1, 1.3% 3/7/18, CP	1,500,000	1,500,090

TOTAL MICHIGAN		5,440,090

Mississippi - 0.8%
Mississippi Bus. Fin. Corp. 1.12% 3/1/18, VRDN (a)	5,225,000	5,225,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.3% 3/1/18, VRDN (a)(b)	12,200,000	12,200,000
Mississippi Hosp. Equip. & Facilities Auth. Series 2003, 1.08% 3/7/18, VRDN (a)	750,000	750,000
Perry County Poll. Cont. Rev. Series 2002, 1.3% 3/7/18, VRDN (a)(c)	4,360,000	4,360,000

TOTAL MISSISSIPPI		22,535,000

Missouri - 0.6%
Curators of the Univ. of Missouri:
Series 2018 A, 1.17% 4/3/18, CP	3,250,000	3,250,000
Series 2018, 1.35% 4/4/18, CP	1,000,000	1,000,170
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 15, 1.17% 3/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	5,410,000	5,410,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 B2, 1.1% 3/1/18, LOC Wells Fargo Bank NA, VRDN (a)	1,245,000	1,245,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC HealthCare Proj.) Series 2008 A, 1.09% 3/7/18, VRDN (a)	3,000,000	3,000,000
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters XF 25 24, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	1,254,500	1,254,500
Saint Louis Arpt. Rev.:
Participating VRDN Series Floaters 07 004, 1.32% 3/7/18 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	2,390,000	2,390,000
RAN Series 2017 B, 5% 7/1/18 (b)	605,000	611,800

TOTAL MISSOURI		18,161,470

Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.43% 3/7/18, VRDN (a)(b)	300,000	300,000
Nevada - 0.5%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.29% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	5,590,000	5,590,000
Clark County Fuel Tax Participating VRDN Series Floaters ZF 24 86, 1.11% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	1,900,000	1,900,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.17% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,000,000	4,000,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 1.12% 3/7/18, LOC MUFG Union Bank NA, VRDN (a)	4,605,000	4,605,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.32% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	120,000	120,000

TOTAL NEVADA		16,215,000

New Jersey - 1.8%
Beach Haven N J BAN Series 2017, 2% 5/11/18	1,340,000	1,340,000
Bloomingdale BAN Series 2018, 3% 3/5/19	3,600,000	3,646,080
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2017 C, 2.5% 12/12/18	1,045,000	1,053,161
Carteret Gen. Oblig. BAN:
Series 2017:
2.5% 6/1/18	1,843,000	1,847,737
2.5% 10/25/18	384,000	386,465
Series 2018, 2.75% 2/1/19	3,686,000	3,722,491
Cherry Hill Township Gen. Oblig. BAN Series 2017, 3% 10/16/18	2,180,000	2,201,822
Collingswood BAN Series 2017 A, 2.5% 3/22/18	595,000	595,357
East Orange BAN Series 2017 A, 2.5% 3/26/18	1,379,000	1,379,938
Hackensack City Tax Appeal Nts BAN Series 2017, 1.5% 4/18/18	886,000	886,089
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	280,000	281,896
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	1,155,000	1,166,238
Jersey City Gen. Oblig. BAN Series 2018 A, 2.5% 1/18/19	1,585,000	1,597,870
Livingston Township Gen. Oblig. BAN Series 2018, 3% 2/6/19	3,072,000	3,112,489
Long Branch Gen. Oblig. BAN Series 2018 B, 2.75% 2/8/19	8,095,000	8,179,107
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	400,000	401,172
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	307,000	308,170
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	1,340,000	1,342,023
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.43% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	7,496,000	7,496,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series DCL 08 33, 1.37% 3/7/18 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	2,175,000	2,175,000
Paulsboro BAN Series 2017 A, 2.25% 4/12/18	330,000	330,251
Plainfield Gen. Oblig. BAN Series 2017, 2% 8/28/18	398,000	399,098
Readington Township Gen. Oblig. BAN Series 2018 A, 2% 1/29/19	1,850,000	1,857,937
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	333,000	334,175
Salem County Gen. Oblig. BAN Series 2017, 2.25% 6/21/18	855,000	856,359
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	413,000	414,887
South Orange Village Township Rev. BAN Series 2017, 3% 7/12/18	2,611,000	2,626,144
Vineland Gen. Oblig. BAN Series 2017, 2.5% 11/15/18	1,303,000	1,311,717
West Deptford Township Gen. Oblig. BAN Series 2017, 2.25% 4/12/18	545,000	545,414
Wood-Ridge Gen. Oblig. BAN Series 2017, 2.25% 9/14/18	2,510,000	2,520,065

TOTAL NEW JERSEY		54,315,152

New York - 7.4%
Amityville Union Free School District BAN Series 2017, 2.25% 6/22/18	460,000	461,270
Binghamton Gen. Oblig. BAN:
Series 2017 B, 2.5% 4/20/18	2,985,000	2,989,627
Series 2017:
2.25% 6/29/18	2,790,000	2,798,007
2.5% 11/16/18	2,665,000	2,684,055
Broome County Gen. Oblig. BAN 2.5% 5/4/18	2,360,000	2,364,248
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	455,000	456,743
Canton Cent School District BAN Series 2017, 2.25% 6/29/18	425,000	426,037
Cassadaga Vy N Y Cent School District BAN Series 2017 A, 2.25% 7/17/18	875,000	877,030
Central Valley Central School District BAN Series 2017, 2.5% 6/29/18	805,000	807,431
Chautauqua Lake Central School District BAN Series 2017, 2.25% 6/28/18	2,625,000	2,631,038
Chenango Forks Cent School Dis BAN Series 2017, 2.25% 6/20/18	3,895,000	3,904,621
Copiague Union Free School District:
BAN 2.25% 3/30/18	1,850,000	1,851,332
TAN Series 2017, 2% 6/21/18	830,000	831,560
Corning School District Gen. Oblig. BAN:
Series 2017 A, 2% 6/21/18	150,000	150,326
Series 2017 B, 2.25% 6/21/18	2,195,000	2,201,234
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	325,000	326,066
Eden BAN Series 2018, 3% 3/7/19	3,000,000	3,038,520
Ellenville Cent School District BAN Series 2017, 2.25% 6/29/18	2,260,000	2,265,221
Elmira City School District BAN Series B, 2.25% 6/28/18	445,000	446,055
Gloversville School District BAN Series 2017, 2.25% 10/19/18	590,000	592,808
Hornell City School District BAN Series 2017, 2% 6/22/18	2,470,000	2,473,088
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	1,770,000	1,789,966
Jamestown City School District BAN Series 2017, 2.5% 6/21/18	260,000	260,697
Jordan-Elbridge N Y Cent BAN Series 2017, 2.25% 6/28/18	1,105,000	1,107,597
Lafayette Central School Distr RAN Series 2017, 2.25% 6/22/18	875,000	877,144
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	510,000	511,953
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18	355,000	355,831
Marcellus Central School District BAN Series 2017, 2.25% 6/29/18	355,000	355,902
Nassau County Gen. Oblig. TAN Series 2017 B, 3% 9/18/18	6,645,000	6,703,476
New York City Gen. Oblig.:
Series 2006 I3, 1.16% 3/1/18, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Series 2006 I4, 1.1% 3/1/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,700,000	4,700,000
Series 2006, 1.39% 3/2/18 (FSA Insured), VRDN (a)	7,325,000	7,325,000
Series 2008 L5, 1.11% 3/1/18 (Liquidity Facility Bank of America NA), VRDN (a)	10,000,000	10,000,000
Series 2017 A-6, 1.17% 3/1/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,025,000	3,025,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, 1.18% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 1.15% 3/1/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,535,000	11,535,000
Series 2011 DD-1, 1.1% 3/1/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,300,000	4,300,000
Series 2012 B3, 1.11% 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,900,000	8,900,000
Series 2014 AA, 1.1% 3/1/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,595,000	4,595,000
Series 2017 BB:
1.16% 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,530,000	1,530,000
1.16% 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	5,670,000	5,670,000
Series 3013 AA-2, 1.09% 3/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	6,370,000	6,370,000
New York City Transitional Fin. Auth. Rev.:
Series 2002 2E, 1.28% 3/7/18, VRDN (a)	3,365,000	3,365,000
Series 2003 A3, 1.09% 3/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	1,895,000	1,895,000
Series 2003 C3, 1.25% 3/7/18 (Liquidity Facility Dexia Cr. Local SA), VRDN (a)	2,285,000	2,285,000
New York Dorm. Auth. Sales Tax Rev. Participating VRDN Series Floaters XF 05 71, 1.12% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,065,000	1,065,000
New York Hsg. Fin. Agcy. Rev.:
(West 23rd Street Hsg. Proj.) Series 2002 A, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
Series 2014 A, 1.17% 3/7/18, VRDN (a)	1,530,000	1,530,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 1.1% 3/1/18, LOC TD Banknorth, NA, VRDN (a)	4,150,000	4,150,000
New York Metropolitan Trans. Auth. Rev. Series 2005 E1, 1.16% 3/1/18, LOC Bank of Montreal, VRDN (a)	1,810,000	1,810,000
New York St Mtg. Agcy. Homeowner 1.32% 3/1/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	6,000,000	6,000,000
New York State Hsg. Fin. Agcy. Rev. Series 2016 A, 1.17% 3/1/18, VRDN (a)	2,395,000	2,395,000
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	830,000	832,947
Ogdensburg Enlrg Cty School District BAN Series 2017, 2.5% 6/20/18	11,375,000	11,411,855
Oneida County Indl. Dev. Agcy. Rev. (Champion Home Builders Co. Proj.) 1.36% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,745,000	1,745,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.39% 3/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,550,000	1,550,000
Oyster Bay Gen. Oblig. BAN Series 2017 C, 2.5% 6/1/18	600,000	600,774
Poughkeepsie Town BAN Series 2018, 3% 3/8/19 (e)	3,800,000	3,851,414
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	810,000	813,216
Randolph Cent School District BAN Series 2017, 2.25% 6/20/18	925,000	927,285
Red Creek Central School District BAN Series 2017, 2.25% 6/29/18	565,000	566,266
Rockland County Gen. Oblig. TAN Series 2017, 2.5% 3/22/18	60,000	60,036
Rome City School District BAN Series 2017, 2.25% 8/3/18	1,105,000	1,107,917
Schoharie County BAN Series 2017, 2.5% 11/8/18	955,000	961,742
Sodus Cent School District BAN Series 2017, 2.25% 6/19/18	1,200,000	1,202,928
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	1,015,000	1,017,903
Stillwater N Y BAN Series 2017, 2.25% 6/7/18	1,410,000	1,412,862
Suffolk County Gen. Oblig. TAN:
Series 2017 I, 2.25% 9/27/18	665,000	667,175
Series 2017, 2.5% 7/25/18	12,335,000	12,376,816
Syracuse Gen. Oblig. RAN:
Series 2017, 2.25% 6/29/18	2,315,000	2,321,551
Series B, 2.25% 7/10/18	1,960,000	1,965,645
Tonawanda BAN Series 2017, 2.25% 6/7/18	1,265,000	1,267,568
Troy Rensselaer County BAN Series 2018 A, 2.75% 2/8/19	4,020,000	4,059,155
Tupper Lake N Y Cent School District BAN Series 2017, 2.25% 6/21/18	890,000	892,181
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 1.47% 3/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	70,000	70,000
Village of Island Park BAN:
Series 2017, 2.5% 6/6/18	645,000	646,413
Series 2018, 3% 3/6/19 (e)	1,000,000	1,012,340
West Genesee Cent School District BAN Series 2017 A, 2.25% 7/6/18	765,000	767,219
Whitney Point Central School District BAN Series 2017, 2.25% 8/17/18	2,740,000	2,747,014

TOTAL NEW YORK		220,339,105

Non-State Specific - 0.1%
BB&T Muni. Trust Series 2016, 2.14% 12/31/19, CP (a)(c)	2,015,000	2,028,984
North Carolina - 0.9%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.27% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	400,000	400,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
(Carolinas Healthcare Sys. Proj.) Series 2007 B, 1.12% 3/7/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,950,000	4,950,000
(Carolinas Healthcare Sys.) Series 2007 C, 1.14% 3/7/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,500,000	5,500,000
Series 2007 E, 1.1% 3/1/18, LOC TD Banknorth, NA, VRDN (a)	265,000	265,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.36% 3/7/18, VRDN (a)(b)	1,100,000	1,100,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series XM 02 82, 1.12% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,100,000	7,100,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, 1.11% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	4,725,000	4,725,000
North Carolina Med. Care Commission Hosp. Rev. (Moses H. Cone Memorial Hosp. Proj.) Series A, 1.05% 3/7/18, VRDN (a)	800,000	800,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2009 A, 1.07% 3/7/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)	955,000	955,000

TOTAL NORTH CAROLINA		25,795,000

Ohio - 1.0%
American Muni. Pwr. BAN Series 2017:
2.25% 4/26/18	202,000	202,319
2.25% 5/1/18	257,000	257,432
Avon Lake BAN Series 2017, 2.5% 7/11/18	700,000	702,506
Belmont County BAN 2% 4/19/18	2,000,000	2,001,120
Brunswick Ohio City School District BAN Series 2017, 2.5% 5/31/18	485,000	486,237
Grove City Gen. Oblig. BAN Series 2018, 2.5% 3/7/19 (e)	2,000,000	2,017,780
Lakewood Ohio Income Tax Rev. BAN Series 2017, 2% 4/2/18	1,085,000	1,085,673
Lorain County Gen. Oblig. BAN Series 2017, 2% 11/7/18	450,000	451,431
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.34% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,655,000	7,655,000
Napoleon City Captial Facilities BAN Series 2018, 2.75% 2/27/19	900,000	908,748
Newark Gen. Oblig. BAN Series 2017:
2.05% 10/30/18	1,265,000	1,268,061
2.25% 5/8/18	585,000	585,772
Ohio Hosp. Rev.:
Series 2013 B, 1.35% 3/7/18, VRDN (a)	5,345,000	5,345,000
Series 2015 B, 1.35% 3/7/18, VRDN (a)	2,835,000	2,835,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 1.19% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	5,000,000	5,000,000

TOTAL OHIO		30,802,079

Oklahoma - 0.1%
Oklahoma School District & County Rev. Anticipation RAN Series 2017, 1.3% 6/29/18	1,620,000	1,615,756
Pennsylvania - 0.7%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 1.14% 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,180,000	2,180,000
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.32% 3/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	115,000	115,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XF 10 60, 1.3% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	435,000	435,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters ZF 05 92, 1.24% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	1,900,000	1,900,000
Luzerne County TRAN Series 2018, 3% 6/29/18	655,000	656,919
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Messiah College Proj.) Series 2001 14, 1.5% 5/1/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,265,000	1,263,925
Series 2015 B, 1.5% 3/7/18, VRDN (a)	2,635,000	2,635,000
Pennsylvania St Ctfs. Prtn. Participating VRDN Series Floaters E 115, 1.16% 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	4,360,000	4,360,000
Philadelphia Auth. For Indl. Series 2017 B, 1.5% 3/7/18, VRDN (a)	5,355,000	5,355,000
Scranton Tax & Rev. TRAN Series 2018, 2.9% 12/15/18 (c)	1,390,000	1,389,958

TOTAL PENNSYLVANIA		20,290,802

South Carolina - 1.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 1.43% 3/7/18, VRDN (a)(b)	2,800,000	2,800,000
Series 1997, 1.43% 3/7/18, VRDN (a)(b)	1,100,000	1,100,000
Columbia Wtrwks. & Swr. Rev. Series 2009, 1.12% 3/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,760,000	1,760,000
Richland County Gen. Oblig. BAN Series 2018, 3% 2/27/19	5,000,000	5,078,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2008, 1.16% 3/7/18, LOC SunTrust Banks, Inc., VRDN (a)	1,455,000	1,455,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 02 91, 1.24% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,065,000	1,065,000
Series Floaters XM 03 84, 1.29% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,585,000	3,585,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.29% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	1,445,000	1,445,000
Spartanburg County School District No. 7 BAN Series 2017, 5% 11/15/18	9,940,000	10,189,295

TOTAL SOUTH CAROLINA		28,477,295

Tennessee - 0.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 1.35% 3/7/18, VRDN (a)	4,000,000	4,000,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.43% 3/7/18, VRDN (a)(b)	770,000	770,000
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
Series 2008 A, 1.11% 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,475,000	2,475,000
Series 2008, 1.1% 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	10,935,000	10,935,000

TOTAL TENNESSEE		18,180,000

Texas - 4.7%
Austin Arpt. Sys. Rev. Series 2005 3, 1.2% 3/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN(a)(b)	17,000,000	17,000,000
Dallas Area Rapid Transit Sales Tax Rev. Series 2018, 1.21% 5/3/18, CP	3,500,000	3,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.31% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)	2,880,000	2,880,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	1,085,000	1,085,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 1.14% 3/1/18, VRDN (a)(b)	15,300,000	15,300,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. 1.14% 3/1/18, VRDN (a)	9,050,000	9,050,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 C, 1.07% 3/7/18, VRDN (a)	4,000,000	4,000,000
Series 2016 C, 1.07% 3/7/18, VRDN (a)	8,000,000	8,000,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series 2008 A2, 1.14% 3/1/18, VRDN (a)	6,000,000	6,000,000
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 1.27% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	130,000	130,000
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series Floaters XF 25 05, 1.29% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	358,500	358,500
Series Floaters XM 05 60, 1.34% 3/7/18 (Liquidity Facility Bank of America NA) (a)(f)	690,000	690,000
Series Floaters XM 05 61, 1.34% 3/7/18 (Liquidity Facility Bank of America NA) (a)(f)	805,000	805,000
Series 2009 D, 1.09% 3/7/18, LOC Royal Bank of Canada, VRDN (a)	325,000	325,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.31% 3/1/18, VRDN (a)	2,335,000	2,335,000
Series 2004, 1.54% 3/7/18, VRDN (a)(b)	16,715,000	16,715,000
Series 2010 B, 1.31% 3/1/18, VRDN (a)	8,115,000	8,115,000
Series 2010 C, 1.31% 3/1/18, VRDN (a)	6,360,000	6,360,000
Series 2010 D, 1.31% 3/1/18, VRDN (a)	13,815,000	13,815,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 1.1% 3/1/18, LOC TD Banknorth, NA, VRDN (a)	2,500,000	2,500,000
Participating VRDN Series 2015, 1.32% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	6,630,000	6,630,000
Texas A&M Univ. Rev. Series B, 0% 4/10/18, CP	3,000,000	3,000,330
Texas Gen. Oblig.:
Series 2014 D, 1.07% 3/7/18 (Liquidity Facility Fed. Home Ln. Bank of Dallas), VRDN (a)	4,250,000	4,250,000
TRAN Series 2017, 4% 8/30/18	6,660,000	6,749,710

TOTAL TEXAS		139,593,540

Utah - 0.5%
Murray City Hosp. Rev. Series C, 1.12% 3/1/18, VRDN (a)	1,645,000	1,645,000
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.34% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	5,248,000	5,248,000
Series 17 ZF 0540, 1.29% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	590,000	590,000
Series Floaters XM 05 06, 1.34% 3/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)	6,532,000	6,532,000
Series Floaters ZM 05 51, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	1,920,000	1,920,000

TOTAL UTAH		15,935,000

Virginia - 0.3%
American Muni. Pwr. BAN Series 2017, 2.25% 3/27/18	865,000	865,701
Hampton Roads Transn Accountability Commission Participating VRDN Series Floaters XF 06 06, 1.14% 3/7/18 (Liquidity Facility Bank of America NA)(a)(f)	2,600,000	2,600,000
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 1.08% 3/7/18, VRDN (a)	5,035,000	5,035,000

TOTAL VIRGINIA		8,500,701

Washington - 0.6%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.26% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	6,400,000	6,400,000
Fyi Properties Leas Rev. Participating VRDN Series Floaters XL 00 07, 1.24% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	3,026,000	3,026,000
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.27% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	305,000	305,000
Port of Seattle Rev. Series 2008, 1.2% 3/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,500,000	4,500,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.27% 3/7/18, LOC KeyBank NA, VRDN (a)	185,000	185,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 25 27, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	1,000,000	1,000,000
Series Floaters XG 00 51, 1.24% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	864,000	864,000
Series MS 3354, 1.49% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	1,775,000	1,775,000

TOTAL WASHINGTON		18,055,000

Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 1.07% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 28, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	2,370,000	2,370,000
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 1.27% 3/7/18 (a)(f)	1,060,000	1,060,000
Milwaukee School District RAN Series 2017, 5% 9/27/18	9,040,000	9,227,670
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.34% 3/7/18 (Liquidity Facility Citibank NA) (a)(f)	1,920,000	1,920,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2004 E, 1.12% 3/7/18 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (a)(b)	1,000,000	1,000,000

TOTAL WISCONSIN		17,677,670

Wyoming - 0.1%
Converse County Poll. Cont. Rev. (Pacificorp Projs.) Series 1992, 1.13% 3/7/18, VRDN (a)	3,600,000	3,600,000
TOTAL MUNICIPAL NOTES
(Cost $1,084,342,144)		1,084,351,786

Comercial Paper - 0.4%
Golden Gate Bridge Highway & Transportation District 1.14% 3/8/18	1,800,000	1,800,054
Houston Airport System Rev. 0% 3/5/18	4,500,000	4,500,000
New York Power Authority 0% 3/1/18	2,000,000	2,000,000
Port Authority of NY & NJ:
0% 5/2/18	3,045,000	3,044,574
1.23% 3/8/18	1,000,000	1,000,030
TOTAL COMERCIAL PAPER
(Cost $12,345,000)		12,344,658
	Shares	Value

Municipal Bond Funds - 1.3%
Eaton Vance California Municiapl Income Trust Preferred Shares(c)	3,725,000	3,728,464
Eaton Vance Massachusetts Municipal Bond Fund Preferred Shares(c)	1,400,000	1,400,714
Eaton Vance Municipal Bond Fund Preferred Shares(c)	2,175,000	2,176,196
Eaton Vance Pennsylvania Municipal Bond Fund Preferred Shares(c)	1,325,000	1,325,676
Nuveen AMT-Free Municipal Income Fund Preferred Shares(c)	7,600,000	7,600,000
Nuveen California AMT Free Municipal Income Fund	4,400,000	4,400,000
Nuveen New York AMT Free Municipal Income Fund	6,800,000	6,800,000
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	1,275,812	12,196,765
TOTAL MUNICIPAL BOND FUNDS
(Cost $39,621,129)		39,627,815
	Shares	Value

Money Market Funds - 19.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 1.30% (h)(i)	334,427,415	334,427,415
Fidelity Municipal Cash Central Fund, 1.19% (j)	611,314	611,375
Fidelity SAI Municipal Money Market Fund, 1.26% (h)(i)	200,193,475	200,193,475
State Street Institutional U.S. Government Money Market Fund Premier Class 1.26% (h)	42,310,219	42,310,219
TOTAL MONEY MARKET FUNDS
(Cost $577,542,484)		577,542,484
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,986,794,834)		2,986,027,071
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(13,392,810)
NET ASSETS - 100%		$2,972,634,261

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,921,691 or 1.2% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,355,000 or 0.4% of net assets.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Affiliated Fund

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.25% 4/11/18 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$2,430,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.25% 4/11/18 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$3,270,000
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.34% 4/11/18 (Liquidity Facility Barclays Bank PLC)	2/2/18	$7,655,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,334
Total	$1,334

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Municipal Bond Fund Institutional Class	$--	$551,102,572	$551,499,983	$328,187	$397,411	$--	$--
Fidelity Investments Money Market Government Portfolio Institutional Class 1.30%	--	877,213,509	542,786,094	874,953	--	--	334,427,415
Fidelity Limited Term Municipal Income Fund	--	73,400,050	73,333,542	30,151	(66,508)	--	--
Fidelity SAI Municipal Money Market Fund, 1.26%	--	200,193,475	--	193,475	--	--	200,193,475
Total	$--	$1,701,909,606	$1,167,619,619	$1,426,766	$330,903	$--	$534,620,890

 (a) Includes the value of shares sold through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,356,512,114	$--	$2,356,512,114	$--
Commercial Paper	12,344,658	--	12,344,658	--
Municipal Bond Funds	39,627,815	12,196,765	27,431,050	--
Money Market Funds	577,542,484	577,542,484	--	--
Total Investments in Securities:	$2,986,027,071	$589,739,249	$2,396,287,822	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018